UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — 27.7%
Banks — 13.9%
Abbey National Treasury Services PLC
$1,750,000	2.875%	04/25/14	$1,753,811
1,100,000	4.000	04/27/16	1,089,115
ANZ Capital Trust II(a)(b)
3,500,000	5.360	12/15/49	3,561,250
Astoria Financial Corp.(b)
4,050,000	5.750	10/15/12	4,166,892
Bank of America Corp.
3,175,000	3.625	03/17/16	3,177,371
3,250,000	5.750	12/01/17	3,454,254
2,725,000	5.625	07/01/20	2,795,965
2,375,000	5.875	01/05/21	2,492,605
Bank of Nova Scotia(a)
21,900,000	1.450	07/26/13	22,151,412
Bank of Scotland PLC(a)
2,800,000	5.250	02/21/17	2,993,953
BBVA Bancomer SA(a)
3,775,000	7.250	04/22/20	3,964,825
Caisse centrale Desjardins du Quebec(a)
3,700,000	2.550	03/24/16	3,743,272
Canadian Imperial Bank of Commerce(a)
6,300,000	2.000	02/04/13	6,418,264
4,500,000	2.750	01/27/16	4,604,175
Capital One Bank USA NA
1,825,000	8.800	07/15/19	2,241,601
Capital One Capital III(b)
1,225,000	7.686	08/15/36	1,249,500
Capital One Capital IV(b)(c)
3,475,000	6.745	02/17/37	3,509,750
Cie de Financement Foncier(a)
500,000	1.625	07/23/12	504,012
18,600,000	2.125	04/22/13	18,877,400
Citigroup Capital XXI(b)(c)
4,235,000	8.300	12/21/57	4,319,700
Citigroup, Inc.
7,125,000	5.000	09/15/14	7,476,622
2,475,000	6.125	11/21/17	2,731,158
2,600,000	5.375	08/09/20	2,721,193
Commonwealth Bank of Australia(a)(b)(c)
3,740,000	6.024	03/15/49	3,685,400
Discover Bank
2,075,000	8.700	11/18/19	2,498,554
DnB NOR Boligkreditt(a)
17,100,000	2.100	10/14/15	16,899,810
10,900,000	2.900 (b)	03/29/16	11,094,630
Fifth Third Bank(c)
4,025,000	0.371	05/17/13	3,962,069
HSBC Bank USA NA
2,921,000	4.875	08/24/20	2,892,569
ING Bank NV(a)
3,500,000	2.375	06/09/14	3,483,785
9,100,000	2.500	01/14/16	8,940,286
JPMorgan Chase & Co.(b)
1,150,000	6.550	09/29/36	1,145,906
JPMorgan Chase Capital XXV
1,600,000	6.800	10/01/37	1,594,334
MUFG Capital Finance 1 Ltd.(b)(c)
3,050,000	6.346	07/25/49	3,095,750
Nordea Eiendomskreditt AS(a)
8,400,000	1.875	04/07/14	8,512,359

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Banks — (continued)
Regions Financial Corp.
$3,475,000	5.750%		06/15/15	$3,414,188
Resona Preferred Global Securities Ltd.(a)(b)(c)
3,650,000	7.191		07/30/49	3,655,785
Royal Bank of Scotland PLC
1,950,000	4.875	(a)	08/25/14	2,029,492
2,800,000	5.625		08/24/20	2,773,556
Santander Holdings USA, Inc.
1,465,000	4.625		04/19/16	1,466,050
Sovereign Bank
975,000	8.750		05/30/18	1,133,338
Sparebank 1 Boligkreditt(a)
14,400,000	1.250		10/25/13	14,385,269
13,400,000	2.625		05/27/16	13,416,964
Stadshypotek AB(a)
12,500,000	1.450		09/30/13	12,581,512
SunTrust Banks, Inc.(b)
2,450,000	3.600		04/15/16	2,481,449
Swedbank Hypotek AB(a)(c)
3,400,000	0.696		03/28/14	3,398,944
U.S. Bancorp
3,750,000	3.442		02/01/16	3,795,252
Union Bank NA
4,275,000	3.000		06/06/16	4,234,935

				246,570,286

Brokerage — 0.8%
Merrill Lynch & Co., Inc.
2,950,000	6.400		08/28/17	3,247,456
Morgan Stanley & Co.(b)
10,500,000	6.625		04/01/18	11,524,207

				14,771,663

Distributor(a)(b) — 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
1,700,000	5.500		09/30/14	1,853,000

Electric(b) — 0.7%
Ipalco Enterprises, Inc.(a)
4,475,000	5.000		05/01/18	4,371,422
Nevada Power Co.
2,725,000	7.125		03/15/19	3,283,070
PPL WEM Holdings PLC(a)
4,150,000	5.375		05/01/21	4,279,770

				11,934,262

Energy — 2.1%
Anadarko Petroleum Corp.(b)
3,800,000	6.375		09/15/17	4,351,637
BP Capital Markets PLC
1,925,000	3.200		03/11/16	1,956,333
2,400,000	4.500	(b)	10/01/20	2,449,394
Dolphin Energy Ltd.(a)(b)
1,546,300	5.888		06/15/19	1,665,365
Gaz Capital SA for Gazprom(d)
2,130,000	9.250		04/23/19	2,649,187
Nexen, Inc.(b)
1,090,000	6.400		05/15/37	1,083,126
1,975,000	7.500		07/30/39	2,211,730
Noble Energy, Inc.(b)
2,400,000	6.000		03/01/41	2,461,097
Pemex Project Funding Master Trust(b)
3,470,000	6.625		06/15/35	3,634,825

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Energy — (continued)
Petrobras International Finance Co.(b)
$1,630,000	5.375%	01/27/21	$1,672,776
PTT Exploration and Production Public Co. Ltd.(a)
2,490,000	5.692	04/05/21	2,523,941
TNK-BP Finance SA
1,570,000	7.875	03/13/18	1,797,650
Transocean, Inc.(b)
1,000,000	4.950	11/15/15	1,070,556
1,875,000	6.000	03/15/18	2,063,645
2,775,000	6.500	11/15/20	3,103,494
Weatherford International Ltd.(b)
2,436,000	9.625	03/01/19	3,144,450

			37,839,206

Entertainment(b) — 0.2%
DIRECTV Holdings LLC
4,250,000	3.500	03/01/16	4,368,559

Financial(a) — 0.2%
FUEL Trust
3,575,000	3.984	06/15/16	3,545,953

Food & Beverage — 0.9%
Anheuser-Busch InBev Worldwide, Inc.(b)
5,775,000	7.750	01/15/19	7,276,148
Cargill, Inc.(a)(b)
4,650,000	4.307	05/14/21	4,686,247
Kraft Foods, Inc.
1,975,000	6.500	02/09/40	2,172,753
Wm. Wrigley Jr. Co.(a)(b)
1,400,000	3.700	06/30/14	1,454,552

			15,589,700

Health Care — Medical Products(b) — 0.3%
Boston Scientific Corp.
4,025,000	4.500	01/15/15	4,239,758
Life Technologies Corp.
1,700,000	6.000	03/01/20	1,842,108

			6,081,866

Life Insurance(b) — 0.8%
Lincoln National Corp.
3,275,000	4.850	06/24/21	3,267,767
MetLife Capital Trust X(a)
2,000,000	9.250	04/08/38	2,440,000
Reinsurance Group of America, Inc.
975,000	5.000	06/01/21	964,599
2,575,000	6.750 (c)	12/15/65	2,436,600
The Northwestern Mutual Life Insurance Co.(a)
4,175,000	6.063	03/30/40	4,400,379

			13,509,345

Media — Cable — 0.1%
Comcast Cable Communications Holdings, Inc.
1,220,000	8.375	03/15/13	1,365,894

Media - Non Cable(a)(b) — 0.6%
NBC Universal, Inc.
7,525,000	4.375	04/01/21	7,446,236
News America, Inc.
3,800,000	6.150	02/15/41	3,821,405

			11,267,641

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Metals & Mining(b) — 0.4%
Freeport-McMoRan Copper & Gold, Inc.
	$3,544,000	8.375%		04/01/17	$3,867,390
Teck Resources Ltd.
	2,450,000	10.750		05/15/19	3,096,187

					6,963,577

Noncaptive — Financial — 1.0%
General Electric Capital Corp.
	7,475,000	5.625		05/01/18	8,144,165
International Lease Finance Corp.
	4,000,000	5.750		05/15/16	3,938,868
SLM Corp.
AUD	1,500,000	6.000		05/10/12	1,589,090
	$3,075,000	6.250	(b)	01/25/16	3,214,155

					18,886,278

Pipelines(b) — 0.9%
CenterPoint Energy Resources Corp. Series B
	4,075,000	5.950		01/15/14	4,486,330
El Paso Pipeline Partners Operating Co. LLC
	1,650,000	6.500		04/01/20	1,848,000
Energy Transfer Partners LP
	1,750,000	5.950		02/01/15	1,938,071
Tennessee Gas Pipeline Co.
	1,450,000	8.375		06/15/32	1,833,072
TransCanada PipeLines Ltd.(c)
	3,200,000	6.350		05/15/67	3,200,000
Valmont Industries, Inc.
	2,825,000	6.625		04/20/20	3,089,540

					16,395,013

Property/Casualty Insurance(b) — 0.8%
Arch Capital Group Ltd.
	1,575,000	7.350		05/01/34	1,661,663
QBE Capital Funding III Ltd.(a)(c)
	2,425,000	7.250		05/24/41	2,433,182
QBE Insurance Group Ltd.(a)(c)
	3,150,000	5.647		07/01/23	3,048,570
The Chubb Corp.(c)
	4,225,000	6.375		03/29/67	4,394,000
Transatlantic Holdings, Inc.
	2,025,000	8.000		11/30/39	2,201,914

					13,739,329

Real Estate Investment Trusts — 1.8%
Brandywine Operating Partnership LP(b)
	3,300,000	4.950		04/15/18	3,345,576
Developers Diversified Realty Corp.
	1,525,000	9.625		03/15/16	1,843,344
	3,500,000	7.500	(b)	04/01/17	3,963,750
Duke Realty LP(b)
	3,025,000	5.950		02/15/17	3,309,344
HCP, Inc.(b)
	2,950,000	6.000		01/30/17	3,241,336
Healthcare Realty Trust, Inc.(b)
	2,400,000	6.500		01/17/17	2,677,810
Kilroy Realty LP(b)
	1,125,000	5.000		11/03/15	1,175,276
	2,375,000	6.625		06/01/20	2,542,512
ProLogis LP(d)
	950,000	2.250		04/01/37	946,437
	1,200,000	1.875	(b)	11/15/37	1,182,000

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Real Estate Investment Trusts — (continued)
Simon Property Group LP(b)
$3,350,000	10.350%	04/01/19	$4,617,716
WCI Finance LLC(a)(b)
2,986,000	5.400	10/01/12	3,137,659

			31,982,760

Retailers — 0.5%
CVS Caremark Corp.(b)(c)
5,290,000	6.302	06/01/37	5,131,263
Macy’s Retail Holdings, Inc.
2,700,000	7.450	07/15/17	3,226,196

			8,357,459

Schools(b) — 0.3%
Rensselaer Polytechnic Institute
4,200,000	5.600	09/01/20	4,481,568

Tobacco — 0.1%
Altria Group, Inc.
1,650,000	9.700	11/10/18	2,169,125

Transportation(a) — 0.2%
Transnet Ltd.
4,150,000	4.500	02/10/16	4,305,625

Wirelines Telecommunications(b) — 1.0%
AT&T, Inc.
6,975,000	2.950	05/15/16	7,058,126
Qwest Communications International, Inc.
3,275,000	8.000	10/01/15	3,550,100
Qwest Corp.
1,550,000	8.375	05/01/16	1,820,928
Telecom Italia Capital SA
1,225,000	4.950	09/30/14	1,275,514
3,625,000	7.200	07/18/36	3,417,995

			17,122,663

TOTAL CORPORATE OBLIGATIONS			$491,100,772

Mortgage-Backed Obligations — 46.0%
Adjustable Rate Non-Agency(c) — 1.0%
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
$49,782	2.848%	08/25/33	$46,049
Bear Stearns Adjustable Rate Mortgage Trust Series 2006-02, Class 3A2
514,253	5.750	07/25/36	355,972
Bear Stearns Alt-A Trust Series 2005-8, Class 11A1
1,472,883	0.456	10/25/35	906,566
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-37, Class 1A1
31,658	3.321	08/25/33	25,372
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
49,320	2.463	03/25/33	42,336
Downey Savings & Loan Association Mortgage Loan Trust Series 2005-AR6, Class 2A1A
4,370,417	0.476	10/19/45	2,869,871
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
1,192,114	0.426	01/19/36	678,191
Lehman XS Trust Series 2005-5N, Class 3A1A
5,332,960	0.486	11/25/35	3,849,385
Lehman XS Trust Series 2005-9N, Class 1A1
6,197,705	0.456	02/25/36	3,582,346

Principal		Interest	Maturity
Amount		Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(c) — (continued)
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
	$2,645,793	1.128%	12/25/46	$933,195
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
	7,304,932	6.477	11/25/37	3,598,878
Sequoia Mortgage Trust Series 2003-4, Class 1A2
	1,721,308	0.785	07/20/33	1,488,977
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR19, Class A7
	106,531	2.581	02/25/33	94,303

				18,471,441

Collateralized Mortgage Obligations — 5.0%
Interest Only(c)(e) — 0.0%
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(f)
	$267,670	0.000%	11/25/32	$—
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(f)
	950,488	0.000	07/25/33	1
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(f)
	1,157,160	0.000	08/25/33	1
FNMA REMIC Series 2004-47, Class EI(f)
	2,583,940	0.000	06/25/34	42,193
Wells Fargo Mortgage Backed Securities Trust Series 2003-G, Class AI0
	3,530,619	0.753	06/25/33	27,308

				69,503

Inverse Floaters(c) — 0.1%
GNMA Series 2001-48, Class SA
	99,715	25.884	10/16/31	150,212
GNMA Series 2001-51, Class SA
	189,706	31.696	10/16/31	300,792
GNMA Series 2001-51, Class SB
	196,052	25.884	10/16/31	303,292
GNMA Series 2002-13, Class SB
	236,408	36.701	02/16/32	399,495

				1,153,791

Inverse Floating Rate — Interest Only(c)(e) — 0.0%
FNMA REMIC Series 2003-46, Class BS
	1,310,126	7.514	04/25/17	26,394

Planned Amortization Class — 0.0%
FHLMC REMIC Series 2639, Class UL
	111,761	4.750	03/15/22	117,790
FNMA REMIC Series 2003-134, Class ME
	155,013	4.500	06/25/33	164,817
FNMA REMIC Series 2004-64, Class BA
	108,710	5.000	03/25/34	115,180

				397,787

Regular Floater(c) — 4.0%
Arkle Master Issuer PLC Series 2010-2A, Class 1A1(a)
	8,100,000	1.661	05/17/60	8,105,235
Arran Residential Mortgages Funding PLC Series 2011-1A, Class A1B(a)
EUR	4,000,000	2.624	11/19/47	5,798,188
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(a)
	$2,805,446	0.736	02/25/48	2,802,395
FHLMC REMIC Series 3038, Class XA(f)
	54,510	0.000	09/15/35	54,112

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Regular Floater(c) — (continued)
FNMA REMIC Series 2004-62, Class DI(e)(f)
	$1,070,928	0.000%	07/25/33	$12,760
FNMA REMIC Series 2004-71, Class DI(e)(f)
	2,711,214	0.000	04/25/34	33,803
FNMA REMIC Series 2006-48, Class VF
	10,520	0.536	02/25/20	10,523
Fosse Master Issuer PLC Series 2011-1A, Class A2(a)
	8,150,000	1.619	10/18/54	8,138,860
Granite Mortgages PLC Series 2003-3, Class 2A
EUR	1,703,934	1.718	01/20/44	2,367,905
Granite Mortgages PLC Series 2004-3, Class 2A1
	$513,079	0.387	09/20/44	491,690
Granite Mortgages PLC Series 2004-3, Class 2A2
EUR	645,486	1.634	09/20/44	896,982
Holmes Master Issuer PLC Series 2010-1A, Class A2(a)
	$3,500,000	1.678	10/15/54	3,506,012
NCUA Guaranteed Notes Series 2010-A1, Class A
	3,734,390	0.535	12/07/20	3,741,428
NCUA Guaranteed Notes Series 2010-R2, Class 1A
	3,709,950	0.555	11/06/17	3,713,428
NCUA Guaranteed Notes Series 2011-R1, Class 1A
	4,370,084	0.635	01/08/20	4,376,741
Permanent Master Issuer PLC Series 2006-1, Class 6A1
GBP	3,200,000	0.939	04/15/20	5,033,763
Permanent Master Issuer PLC Series 2011-1A, Class 1A3(a)
EUR	9,500,000	2.617	07/15/42	13,762,784
Silverstone Master Issuer Series 2010-1A, Class A1(a)
	$8,600,000	1.674	01/21/55	8,599,979

				71,446,588

Sequential Fixed Rate — 0.8%
FHLMC REMIC Series 2664, Class MA
	86,363	5.000	04/15/30	87,748
FHLMC REMIC Series 2796, Class AB
	8,075	5.500	10/15/31	8,073
NCUA Guaranteed Notes Series 2010-C1, Class APT
	7,367,641	2.650	10/29/20	7,336,328
NCUA Guaranteed Notes Series 2010-R1, Class 2A
	1,256,768	1.840	10/07/20	1,268,550
NCUA Guaranteed Notes Series A4
	5,000,000	3.000	06/12/19	4,943,016

				13,643,715

Sequential Floating Rate(c) — 0.1%
NCUA Guaranteed Notes Series 2010-R1, Class 1A
	2,498,941	0.635	10/07/20	2,504,602

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$89,242,380

Commercial Mortgage-Backed Securities — 3.1%
Sequential Fixed Rate — 2.5%
CWCapital Cobalt Ltd. Series 2006-C1, Class A4
	$10,500,000	5.223%	08/15/48	$11,197,334
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
	8,185,708	6.278	11/15/39	8,241,710
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4
	8,000,000	5.444	03/10/39	8,594,612
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
	9,000,000	4.954	09/15/30	9,732,340
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
	6,000,000	5.156	02/15/31	6,512,533

				44,278,529

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Floating Rate(c) — 0.6%
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
$10,175,000	5.197%	11/15/30	$11,038,881

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$55,317,410

Federal Agencies — 36.9%
Adjustable Rate FNMA(c) — 1.0%
$20,488	2.489%	06/01/33	$21,441
2,743,012	2.589	07/01/34	2,866,969
7,699,521	2.561	09/01/34	8,008,410
5,345,260	2.538	05/01/35	5,594,723
1,782,161	2.069	06/01/35	1,837,430

			18,328,973

FHLMC — 2.4%
337,007	6.500	12/01/13	346,162
4,868	5.500	06/01/14	5,265
915	7.000	10/01/14	980
143,309	6.000	12/01/14	148,423
7,353	7.000	05/01/15	7,884
26,787	8.000	07/01/15	29,435
8,841	7.000	02/01/16	9,692
14,491	7.000	03/01/16	15,746
278,038	7.500	05/01/16	307,339
1,186	5.000	11/01/16	1,272
1,444	5.000	12/01/16	1,549
4,605	5.000	01/01/17	4,947
25,272	5.000	02/01/17	27,151
14,485	5.000	03/01/17	15,561
2,041	5.000	04/01/17	2,193
131,298	5.000	09/01/17	141,057
329,832	5.000	10/01/17	354,347
960	7.000	10/01/17	1,093
189,683	5.000	11/01/17	203,781
76,515	5.000	12/01/17	82,203
115,723	5.000	01/01/18	124,303
306,228	5.000	02/01/18	328,278
213,711	5.000	03/01/18	229,194
133,727	5.000	04/01/18	143,535
81,852	5.000	05/01/18	87,826
61,803	5.000	06/01/18	66,357
124,959	5.000	07/01/18	134,214
43,762	5.000	08/01/18	46,996
193,238	4.500	09/01/18	206,119
20,001	5.000	10/01/18	21,512
33,044	5.000	11/01/18	35,540
292,479	5.000	06/01/19	315,054
1,507,376	4.500	10/01/23	1,601,428
195,014	5.500	10/01/25	212,151
98,959	5.500	11/01/25	107,655
33,580	7.000	06/01/26	38,759
55,193	7.500	03/01/27	63,448
54,657	7.500	12/01/30	61,597
34,490	7.500	01/01/31	38,870
244,473	6.500	10/01/33	276,121
729,953	5.000	12/01/35	777,857
1,768	5.500	02/01/36	1,917
25,855	6.000	04/01/37	28,673
7,357	6.000	07/01/37	8,160
339,307	6.000	09/01/37	376,338
990,175	5.500	02/01/38	1,069,876

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$217,470	6.000%	07/01/38	$241,477
87,856	6.500	09/01/38	98,960
2,398,528	5.500	10/01/38	2,591,582
18,398	6.000	10/01/38	20,446
6,268,190	6.000	11/01/38	6,953,283
3,016,296	5.500	12/01/38	3,259,074
341,076	6.000	12/01/38	378,727
171,856	6.000	01/01/39	191,139
623,753	5.500	02/01/39	673,958
1,035,472	5.000	06/01/39	1,100,734
6,695,242	4.500	09/01/39	6,975,942
353,664	4.500	10/01/39	368,542
6,323,644	5.500	01/01/40	6,832,625
68,443	4.000	08/01/40	68,635
182,990	4.000	09/01/40	183,502
42,071	4.000	10/01/40	42,189
265,981	4.000	11/01/40	266,727
3,988,342	4.000	12/01/40	3,999,518

			42,354,918

FNMA — 28.7%
1,137,526	7.040	08/01/15	1,260,376
126,043	8.500	10/01/15	131,222
5,456	7.000	01/01/16	5,921
4,976,571	2.800	03/01/18	4,907,547
2,996,996	3.740	05/01/18	3,106,691
3,480,000	3.840	05/01/18	3,591,951
1,378,859	4.500	05/01/18	1,468,171
3,189,494	4.500	06/01/18	3,398,028
167,557	5.000	06/01/18	179,869
1,725,340	4.500	07/01/18	1,838,736
1,508,891	4.500	08/01/18	1,607,644
30,400	6.000	08/01/18	33,305
2,046	6.500	10/01/18	2,318
9,000,000	4.506	06/01/19	9,514,332
2,291,569	3.416	10/01/20	2,248,608
5,000,000	3.540	10/01/20	4,918,651
3,187,938	3.375	11/01/20	3,116,896
1,693,969	3.632	12/01/20	1,682,741
10,247,978	3.763	12/01/20	10,282,062
753,539	5.500	09/01/23	817,685
175,000	5.500	10/01/23	190,490
2,191,105	5.000	02/01/24	2,356,092
343,638	7.000	08/01/27	393,442
10,284	6.500	09/01/27	11,659
882,760	7.000	03/01/28	1,009,899
12,238	6.500	05/01/28	13,873
2,891	5.500	01/01/29	3,158
426	5.500	04/01/29	465
5,072	7.500	12/01/30	5,754
4,364	8.000	01/01/31	4,403
20,766	8.000	02/01/31	23,606
246,613	7.000	03/01/31	280,145
19,441	5.500	02/01/33	21,147
419,144	5.500	03/01/33	455,919
47,451	5.500	05/01/33	51,614
56,150	5.000	07/01/33	59,959
11,910	5.500	07/01/33	12,954
330,562	5.000	08/01/33	352,955
122,024	5.500	08/01/33	132,711
42,550	5.000	09/01/33	45,434
228,292	5.500	09/01/33	248,286
8,548	6.500	09/01/33	9,704
4,047	5.500	10/01/33	4,402
32,452	5.000	11/01/33	34,653

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$54,528	5.500%	11/01/33	$59,303
20,709	5.000	12/01/33	22,113
13,380	5.500	12/01/33	14,552
19,629	5.000	01/01/34	20,960
22,718	5.500	01/01/34	24,705
50,063	5.500	02/01/34	54,439
13,024	5.000	03/01/34	13,907
5,412	5.500	03/01/34	5,885
7,955	5.500	04/01/34	8,650
984,752	5.500	05/01/34	1,070,987
36,915	5.500	07/01/34	40,148
11,952	5.500	08/01/34	12,997
701	5.500	10/01/34	762
475,652	5.500	12/01/34	517,086
1,070	6.000	12/01/34	1,184
560,815	5.000	04/01/35	598,188
34,184	5.500	04/01/35	37,152
32,316	5.500	07/01/35	35,121
1,291	5.500	08/01/35	1,403
63,655	5.500	09/01/35	69,160
51,454	5.500	11/01/35	55,904
5,966	5.500	12/01/35	6,485
8,564	5.500	01/01/36	9,304
55,582	5.500	02/01/36	60,336
2,639,254	5.500	03/01/36	2,866,549
122,653	6.000	03/01/36	135,244
31,769	5.500	04/01/36	34,487
27,883	6.000	04/01/36	30,746
694,534	6.000	11/01/36	764,479
1,092,623	6.000	12/01/36	1,204,177
604,218	6.000	01/01/37	665,098
6,521	5.500	02/01/37	7,093
12,583	5.500	04/01/37	13,687
11,597	5.500	05/01/37	12,607
5,738	5.500	06/01/37	6,238
553	5.500	08/01/37	601
2,414	5.500	12/01/37	2,624
40,031	6.000	12/01/37	44,435
181,536	5.000	02/01/38	191,436
5,482	5.500	02/01/38	5,960
16,043	5.500	03/01/38	17,440
6,137	5.500	05/01/38	6,671
4,885,533	6.000	05/01/38	5,375,387
17,994	5.500	06/01/38	19,562
17,036	6.000	06/01/38	18,939
20,273	5.500	07/01/38	22,039
41,775	6.000	07/01/38	46,449
16,683	6.000	08/01/38	18,549
8,794,033	6.000	11/01/38	9,675,386
280	5.500	12/01/38	307
178,942	4.500	04/01/39	186,281
39,701	4.500	05/01/39	41,329
120,040	4.500	07/01/39	125,136
527,424	4.500	08/01/39	549,567
920,924	5.500	08/01/39	1,001,635
1,448,653	4.500	09/01/39	1,510,786
1,337,468	4.500	10/01/39	1,394,523
178,459	4.500	11/01/39	185,750
3,360,278	4.500	12/01/39	3,501,490
68,538	4.000	02/01/40	68,738
137,168	4.000	07/01/40	137,568
2,817,582	3.500	09/01/40	2,697,892
115,714,555	3.500	02/01/41	110,799,020
4,993,198	3.500	03/01/41	4,781,087
16,856,988	4.000	04/01/41	16,918,226
991,474	5.000	04/01/41	1,055,460

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$70,000,000	3.500%	TBA — 15yr(g)	$71,268,750
79,000,000	4.000	TBA — 30yr(g)	79,000,000
28,000,000	4.500	TBA — 30yr(g)	28,969,063
30,000,000	5.000	TBA — 30yr(g)	31,870,314
5,000,000	5.500	TBA — 30yr(g)	5,408,203
58,000,000	6.000	TBA — 30yr(g)	63,736,560

			508,969,777

GNMA — 4.8%
1,842,437	3.950	07/15/25	1,902,495
46,475	6.000	11/15/38	51,940
1,949,964	4.500	06/15/39	2,064,297
887,653	4.500	07/15/39	939,698
83,739	5.000	07/15/39	91,223
3,174,027	5.000	08/15/39	3,452,746
183,535	4.500	10/15/39	194,297
25,201	3.500	11/15/40	24,500
38,000,000	4.500	TBA — 30yr(g)	40,058,906
33,000,000	5.000	TBA — 30yr(g)	35,768,125

			84,548,227

TOTAL FEDERAL AGENCIES			$654,201,895

TOTAL MORTGAGE-BACKED OBLIGATIONS			$817,233,126

Agency Debentures — 0.8%
FHLB
$8,400,000	5.375%	05/15/19	$9,707,863
2,400,000	5.000	09/28/29	2,522,059
Small Business Administration(b)
179,022	6.300	06/01/18	196,516
Tennessee Valley Authority
1,400,000	4.625	09/15/60	1,315,862

TOTAL AGENCY DEBENTURES			$13,742,300

Asset-Backed Securities — 4.0%
Home Equity — 1.0%
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(c)
$3,400,000	1.436%	10/25/37	$2,514,897
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(c)
6,500,000	1.636	10/25/37	2,971,416
Countrywide Home Equity Loan Trust Series 2002-E, Class A(c)
441,992	0.447	10/15/28	421,471
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A(c)
387,942	0.407	12/15/29	297,990
Countrywide Home Equity Loan Trust Series 2006-HW, Class 2A1B(c)
9,895,768	0.369	11/15/36	7,945,648
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
1,304,587	7.000	09/25/37	945,825
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
1,955,406	7.000	09/25/37	1,366,829
Impac CMB Trust Series 2004-08, Class 1A(c)
581,158	0.906	10/25/34	388,397
Impac CMB Trust Series 2004-10, Class 2A(c)
725,616	0.826	03/25/35	506,940

			17,359,413

Manufactured Housing — 0.0%
Mid-State Trust Series 4, Class A
878,277	8.330	04/01/30	884,568

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Student Loan(c) — 3.0%
Brazos Higher Education Authority, Inc Series 2004 I-A-2
$11,899,941	0.407%	06/27/22	$11,811,611
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
1,183,563	0.357	09/25/23	1,175,612
Brazos Higher Education Authority, Inc. Series 2011-1, Class A2
10,000,000	1.057	02/25/30	9,870,432
Brazos Higher Education Authority, Inc. Series 2011-2 Class A2
9,000,000	1.097	07/25/29	8,909,947
Brazos Higher Education Authority, Inc. Student Loan Revenue Series 2005 I-A-2
7,045,500	0.327	12/26/18	6,984,204
Education Funding Capital Trust I Series 2004-1, Class A2
2,410,878	0.407	12/15/22	2,387,947
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
2,260,277	1.207	02/25/42	2,229,454
Nelnet Student Loan Trust Series 2010-3A, Class A(a)
2,868,214	1.054	07/27/48	2,870,944
Northstar Education Finance, Inc. Series 2005-1, Class A1
661,626	0.373	10/28/26	656,493
South Carolina Student Loan Corp. Series 2005, Class A2
5,000,000	0.374	12/01/20	4,775,043
US Education Loan Trust LLC Series 2006-1, Class A2(a)
1,032,450	0.384	03/01/25	1,014,308

			52,685,995

TOTAL ASSET-BACKED SECURITIES			$70,929,976

Foreign Debt Obligations — 1.6%
Sovereign — 1.3%
Federal Republic of Brazil
$1,710,000	8.250%	01/20/34	$2,351,250
1,460,000	7.125	01/20/37	1,803,100
Republic of Chile
9,450,000	3.875	08/05/20	9,485,870
Russian Federation
100,000	5.000	04/29/20	103,250
1,626,200	7.500	03/31/30	1,916,477
State of Qatar
2,000,000	5.150	04/09/14	2,172,000
5,410,000	5.250 (a)	01/20/20	5,767,060

			23,599,007

Supranational — 0.3%
North American Development Bank
5,100,000	4.375	02/11/20	5,272,518

TOTAL FOREIGN DEBT OBLIGATIONS			$28,871,525

Municipal Debt Obligations — 1.8%
California — 0.8%
California State GO Bonds Build America Taxable Series 2009
$2,225,000	7.500%	04/01/34	$2,516,475
3,925,000	7.550	04/01/39	4,491,613
California State GO Bonds Build America Taxable Series 2010
1,645,000	7.950	03/01/36	1,792,294
5,600,000	7.625	03/01/40	6,446,776

			15,247,158

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Municipal Debt Obligations — (continued)
Illinois — 0.7%
Illinois State GO Bonds Build America Series 2010
$2,850,000	7.350%		07/01/35	$3,030,177
Illinois State GO VRDN Series 2003 B (DePfa Bank PLC SPA)(c)(d)
8,900,000	3.100		10/01/33	8,900,000

				11,930,177

New York — 0.1%
New York State Dormitory Authority Non-State Supported Debt RB for Cornell University Series 2010 A
2,175,000	5.000		07/01/40	2,253,017

Ohio — 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,700,000	6.270		02/15/50	1,702,703

Texas — 0.1%
Dallas Area Rapid Transit Sales Tax RB Senior Lien Series 2008
1,175,000	5.250		12/01/48	1,206,819

TOTAL MUNICIPAL DEBT OBLIGATIONS				$32,339,874

Government Guarantee Obligations — 12.2%
Achmea Hypotheekbank NV(a)(h)
$7,100,000	3.200%		11/03/14	$7,452,174
ANZ National (International) Ltd.(a)(h)
12,500,000	3.250		04/02/12	12,768,700
BRFkredit AS(a)(h)
17,100,000	2.050		04/15/13	17,462,161
Citibank NA(c)(i)
3,300,000	0.298		05/07/12	3,303,109
2,100,000	0.222		06/04/12	2,101,220
Citigroup Funding, Inc.(i)
36,700,000	1.875		10/22/12	37,416,843
12,200,000	1.875		11/15/12	12,445,276
Commonwealth Bank of Australia(a)(h)
5,700,000	2.500		12/10/12	5,845,133
Danske Bank AS(a)(h)
3,500,000	2.500		05/10/12	3,549,822
FIH Erhvervsbank AS(a)(b)(h)
9,200,000	2.000		06/12/13	9,404,562
General Electric Capital Corp.(i)
7,700,000	2.000		09/28/12	7,856,298
13,700,000	2.625		12/28/12	14,142,295
Israel Government AID Bond(i)
4,000,000	5.500		09/18/33	4,449,171
Kreditanstalt fuer Wiederaufbau MTN(h)
8,700,000	2.500		05/28/13	9,031,592
Landwirtschaftliche Rentenbank(h)
4,500,000	2.125		07/15/16	4,488,867
LeasePlan Corp. NV(a)(h)
9,000,000	3.000		05/07/12	9,199,989
Royal Bank of Scotland PLC(a)(h)
15,700,000	1.500		03/30/12	15,840,358
Swedbank AB(h)
14,000,000	3.000		12/22/11	14,165,732
1,100,000	3.000	(a)	12/22/11	1,113,022
7,600,000	2.800	(a)	02/10/12	7,709,752
3,100,000	2.900	(a)	01/14/13	3,207,635
Swedish Housing Finance Corp.(a)(h)
2,500,000	3.125		03/23/12	2,548,580
Westpac Banking Corp.(a)(h)
9,800,000	1.900		12/14/12	9,990,071

Principal	Interest		Maturity
Amount	Rate		Date	Value
Government Guarantee Obligations — (continued)
Westpac Securities NZ Ltd.(a)(h)
$1,500,000	2.500%		05/25/12	$1,524,230

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$217,016,592

U.S. Treasury Obligations — 9.2%
United States Treasury Bonds
$1,100,000	5.375%		02/15/31	$1,289,310
12,000,000	4.500		02/15/36	12,404,520
1,100,000	5.000		05/15/37	1,222,045
200,000	4.250		05/15/39	196,268
8,500,000	4.375	(j)	11/15/39	8,506,375
15,700,000	4.375	(j)	05/15/40	15,695,290
23,300,000	4.250		11/15/40	22,778,313
United States Treasury Inflation Protected Securities
6,857,312	2.375		01/15/27	7,819,461
United States Treasury Notes
37,200,000	0.750		06/15/14	37,154,987
39,200,000	3.625		02/15/21	40,874,234
14,900,000	3.125		05/15/21	14,858,131

TOTAL U.S. TREASURY OBLIGATIONS				$162,798,934

Shares	Rate	Value
Preferred Stock(c) — 0.1%
JPMorgan Chase & Co.
1,200,000	7.900%	$1,288,908

	Exercise	Expiration
Contracts	Rate	Date	Value
Options Purchased — 0.4%
Interest Rate Swaptions
Citibank NA Put - OTC - 5 year Interest Rate Swap Strike Price 2.605
31,600,000	2.605%	02/21/12	$585,361
Citibank NA Call - OTC - 5 year Interest Rate Swap Strike Price 2.605
31,600,000	2.605	02/21/12	452,240
Citibank NA Put - OTC - 5 year Interest Rate Swap Strike Price 2.675
31,600,000	2.675	02/21/12	650,400
Citibank NA Call - OTC - 5 year Interest Rate Swap Strike Price 2.675
31,600,000	2.675	02/21/12	412,397
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.595
22,100,000	3.595	02/24/12	679,198
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.595
22,100,000	3.595	02/24/12	655,593
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.560
11,000,000	3.560	06/15/12	324,165
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.560
11,000,000	3.560	06/15/12	485,500
Deutsche Bank Securities, Inc. Put - OTC - 30 year Interest Rate Swap Strike Price 4.080
7,000,000	4.080	06/25/12	378,014
Deutsche Bank Securities, Inc. Call - OTC - 30 year Interest Rate Swap Strike Price 4.080
7,000,000	4.080	06/25/12	626,312
Morgan Stanley Capital Services, Inc. Put - OTC - 30 year Interest Rate Swap Strike Price 4.260
12,300,000	4.260	02/21/12	756,527
Morgan Stanley Capital Services, Inc. Call - OTC - 30 year Interest Rate Swap Strike Price 4.260
12,300,000	4.260	02/21/12	656,036

TOTAL OPTIONS PURCHASED — 0.4%			$6,661,743

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$1,841,983,750

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(k) — 14.9%
Repurchase Agreement — 14.9%
Joint Repurchase Agreement Account II
$265,300,000	0.077%	07/01/11	$265,300,000

TOTAL INVESTMENTS — 118.7%			$2,107,283,750

LIABILITIES IN EXCESS OF OTHER ASSETS — (18.7)%			(332,487,611)

NET ASSETS — 100.0%			$1,774,796,139

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $397,784,372, which represents approximately 22.4% of net assets as of June 30, 2011.

(b) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(d) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e) Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(g) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $356,079,921 which represents approximately 20.1% of net assets as of June 30, 2011.

(h) Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $135,302,380, which represents approximately 7.6% of net assets as of June 30, 2011.

(i) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $81,714,212, which represents approximately 4.6% of net assets as of June 30, 2011.

(j) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(k) Joint repurchase agreement was entered into on June 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona

Investment Abbreviations:
FDIC	— Federal Deposit Insurance Corp.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
MTN	— Medium Term Note
NCUA	— National Credit Union Administration
OTC	— Over the Counter
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2011, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Gain

Barclays Bank PLC	USD/JPY	09/21/11	$4,641,493	$19,509
Citibank NA	AUD/USD	09/21/11	4,317,218	27,361
	NZD/EUR	09/21/11	2,057,268	22,691
	NZD/USD	09/21/11	2,072,870	28,255
Deutsche Bank AG (London)	EUR/CHF	09/21/11	1,713,119	33,099
	JPY/GBP	09/21/11	3,070,369	4,510
	SEK/EUR	09/21/11	2,080,416	8,054
	USD/CHF	09/21/11	1,481,095	5,905
HSBC Bank PLC	NOK/USD	09/21/11	3,540,649	32,648
Royal Bank of Canada	CAD/JPY	09/21/11	1,032,662	17,566
	CAD/USD	09/21/11	5,134,062	72,107
UBS AG (London)	CHF/EUR	09/21/11	2,060,161	11,569
	EUR/CHF	09/21/11	2,082,038	28,759
Westpac Banking Corp.	AUD/USD	09/21/11	1,029,535	6,370
	NZD/USD	09/21/11	2,071,222	8,611

TOTAL				$327,014

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/ Sell	Date	Value	Loss

Bank of America Securities LLC	SEK/USD	09/21/11	$3,924,079	$(106,168)
Citibank NA	EUR/USD	09/21/11	2,042,800	(12,754)
	USD/AUD	09/21/11	1,042,272	(19,421)
	USD/EUR	09/21/11	5,867,987	(20,027)
	USD/NZD	09/21/11	2,096,762	(53,992)
Deutsche Bank AG (London)	GBP/USD	09/21/11	1,547,060	(36,077)
	USD/EUR	07/27/11	23,816,859	(343,219)
	USD/EUR	09/21/11	2,086,203	(20,163)
	USD/GBP	08/05/11	4,943,860	(18,398)
HSBC Bank PLC	USD/SEK	09/21/11	5,774,018	(109,961)
JPMorgan Securities, Inc.	NOK/USD	09/21/11	4,233,270	(35,277)
Royal Bank of Canada	JPY/CAD	09/21/11	1,045,054	(16,911)
	USD/CAD	09/21/11	2,631,079	(42,079)
	USD/SEK	09/21/11	1,054,177	(19,177)
State Street Bank	EUR/CHF	09/21/11	3,017,675	(8,186)
UBS AG (London)	EUR/USD	09/21/11	3,386,090	(34,774)
	USD/AUD	09/21/11	4,125,571	(68,631)
	USD/NOK	09/21/11	3,422,035	(105,035)
Westpac Banking Corp.	USD/AUD	09/21/11	842,733	(22,666)
	USD/NZD	09/21/11	3,818,328	(48,131)

TOTAL				$(1,141,047)

FORWARD SALES CONTRACTS — At June 30, 2011, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(g)	Date	Amount	Value

FHLMC	5.500%	TBA — 30yr	07/14/11	$(13,000,000)	$(14,042,031)
FNMA	3.500	TBA — 30yr	07/14/11	(89,000,000)	(85,127,112)
FNMA	3.500	TBA — 30yr	08/11/11	(25,000,000)	(23,845,702)

TOTAL (Proceeds Receivable: $124,285,586)					$(123,014,845)

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	13	September 2011	$3,238,788	$133
Eurodollars	13	December 2011	3,236,350	133
Eurodollars	13	March 2012	3,234,237	(192)
Eurodollars	13	June 2012	3,230,013	(1,492)
Eurodollars	13	September 2012	3,223,350	(3,442)
Eurodollars	13	December 2012	3,215,225	(4,904)
Eurodollars	13	March 2013	3,207,100	(6,529)
Eurodollars	13	June 2013	3,198,488	(7,504)
Ultra Long U.S. Treasury Bonds	175	September 2011	22,093,750	(153,414)
2 Year U.S. Treasury Notes	2,138	September 2011	468,956,937	(622,247)
5 Year U.S. Treasury Notes	993	September 2011	118,360,946	(395,352)
10 Year U.S. Treasury Notes	412	September 2011	50,399,188	(609,486)
30 Year U.S. Treasury Bonds	(26)	September 2011	(3,198,813)	31,848

TOTAL				$(1,772,448)

SWAP CONTRACTS — At June 30, 2011, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged			Upfront
	Notional		Payments	Payments		Payments
	Amount	Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)(a)	Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC	$37,600	11/23/14	3 month LIBOR	2.116%	$(159,316)	$—	$(159,316)
	33,600	11/23/19	3.587%	3 month LIBOR	85,726	—	85,726
	12,100	11/23/27	3 month LIBOR	4.206	39,658	—	39,658
	3,100	05/15/37	3 month LIBOR	3.962	66,444	—	66,444
Deutsche Bank Securities, Inc.	16,300	12/21/16	2.500	3 month LIBOR	94,921	322,625	(227,704)
JPMorgan Securities, Inc.	392,600	06/30/13	3 month LIBOR	0.750	(6,368)	(443,479)	437,111
	2,700	12/21/21	3.500	3 month LIBOR	2,037	38,909	(36,872)
Morgan Stanley Capital Services, Inc.	33,300	12/21/18	3 month LIBOR	3.250	(606,389)	(1,015,595)	409,206
	5,700	04/08/24	4.820	3 month LIBOR	154,094	—	154,094
	4,600	06/24/24	4.350	3 month LIBOR	(69,310)	—	(69,310)
	4,900	07/01/24	4.440	3 month LIBOR	(41,617)	—	(41,617)
	4,000	05/15/37	3 month LIBOR	3.967	82,734	—	82,734
	3,200	04/08/44	3 month LIBOR	4.845	(117,533)	—	(117,533)
	2,500	06/24/44	3 month LIBOR	4.473	64,971	—	64,971
	2,700	07/01/44	3 month LIBOR	4.560	34,550	—	34,550

TOTAL					$(375,398)	$(1,097,540)	$722,142

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2011.

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

CREDIT DEFAULT SWAP CONTRACTS

			Rates		Credit		Upfront
		Notional	Received		Spread at		Payments
	Referenced	Amount	(Paid) by	Termination	June 30, 2011	Market	Made (Received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	(Basis Points)(b)	Value	by the Fund	Gain (Loss)

Protection Sold:
Credit Suisse First Boston Corp.	Prudential Financial, Inc. 4.500%, 7/15/13	$1,150	1.000%	06/20/15	116	$(6,615)	$(46,415)	$39,800
Deutsche Bank Securities, Inc.	MetLife, Inc. 5.000%, 6/15/15	4,200	1.000	03/20/15	118	(26,338)	(170,817)	144,479
	Markit MCDX Index	15,000	1.000	06/20/21	163	(589,876)	(446,179)	(143,697)
JPMorgan Securities, Inc.	Prudential Financial, Inc. 4.500%, 7/15/13	975	1.000	06/20/15	116	(5,608)	(47,510)	41,902

TOTAL						$(628,437)	$(710,921)	$82,484

(b) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS — For the period ended June 30, 2011, the Fund had the following written swaptions activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding March 31, 2011	35,000	$(381,190)

Contracts Written	118,200	(1,133,565)
Contracts Bought to Close	(85,400)	858,798
Contracts Expired	(67,800)	655,957

Contracts Outstanding June 30, 2011	—	$—

TAX INFORMATION — At June 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,099,887,334

Gross unrealized gain	34,852,066
Gross unrealized loss	(27,455,650)

Net unrealized security gain	$7,396,416

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — 27.2%
Automotive — 0.3%
Ally Financial, Inc.
$625,000	6.875%	09/15/11	$627,344
The Goodyear Tire & Rubber Co.(a)
439,000	10.500	05/15/16	491,680

			1,119,024

Banks — 8.5%
Abbey National Treasury Services PLC
925,000	4.000	04/27/16	915,847
ANZ Capital Trust II(a)(b)
175,000	5.360	07/29/49	178,063
Bank of America Corp.
525,000	3.625	03/17/16	525,392
1,575,000	6.100	06/15/17	1,654,423
400,000	5.875	01/05/21	419,807
Bank of Scotland PLC(b)
500,000	5.250	02/21/17	534,634
Barclays Bank PLC
900,000	6.750	05/22/19	1,015,486
BBVA Bancomer SA(b)
750,000	7.250	04/22/20	787,714
Citigroup Capital XXI(a)(c)
741,000	8.300	12/21/57	755,820
Citigroup, Inc.
400,000	6.375	08/12/14	443,714
925,000	5.000	09/15/14	970,649
410,000	6.125	11/21/17	452,434
435,000	5.375	08/09/20	455,277
Credit Suisse of New York
300,000	4.375	08/05/20	294,841
Discover Bank
400,000	8.700	11/18/19	481,649
DnB NOR Boligkreditt AS(b)
3,100,000	2.100	10/14/15	3,063,708
1,900,000	2.900	03/29/16	1,933,926
Fifth Third Bancorp
300,000	3.625	01/25/16	302,743
Fifth Third Bank(c)
450,000	0.371	05/17/13	442,964
First Niagara Financial Group, Inc.(a)
325,000	6.750	03/19/20	359,197
HSBC Bank USA NA
524,000	4.875	08/24/20	518,900
HSBC Holdings PLC
1,000,000	6.800	06/01/38	1,061,915
ING Bank NV(b)
800,000	2.375	06/09/14	796,294
1,600,000	2.500	01/14/16	1,571,918
JPMorgan Chase Capital XX(a)
475,000	6.550	09/29/36	473,309
JPMorgan Chase Capital XXII Series V(a)
250,000	6.450	02/02/37	249,112
Lloyds TSB Bank PLC(b)
200,000	6.500	09/14/20	188,657
MUFG Capital Finance 1 Ltd.(a)(c)
450,000	6.346	07/29/49	456,750
Nordea Eiendomskreditt AS(b)
1,500,000	1.875	04/07/14	1,520,064
Resona Preferred Global Securities Ltd.(a)(b)(c)
550,000	7.191	12/29/49	550,872

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Banks — (continued)
Royal Bank of Scotland PLC
$600,000	4.875	%(b)	08/25/14	$624,459
225,000	5.625		08/24/20	222,875
Santander Holdings USA, Inc.
270,000	4.625		04/19/16	270,194
Sparebank 1 Boligkreditt(b)
2,400,000	2.625		05/27/16	2,403,038
SunTrust Banks, Inc.(a)
475,000	3.600		04/15/16	481,097
Swedbank Hypotek AB(b)(c)
600,000	0.696		03/28/14	599,814
The Bear Stearns Cos. LLC
750,000	7.250		02/01/18	889,438

				28,866,994

Brokerage(a) — 0.4%
Morgan Stanley & Co.
775,000	6.625		04/01/18	850,596
525,000	7.300		05/13/19	593,295

				1,443,891

Building Materials(b)(c) — 0.1%
Cemex SAB de CV
300,000	5.246		09/30/15	288,767

Chemicals(a) — 0.2%
The Dow Chemical Co.
500,000	7.600		05/15/14	579,168

Construction Machinery(a) — 0.2%
Case New Holland, Inc.
750,000	7.750		09/01/13	810,000

Consumer Cyclical Services(a) — 0.4%
Ashtead Capital, Inc.(b)
175,000	9.000		08/15/16	182,438
Iron Mountain, Inc.
225,000	8.750		07/15/18	233,437
RSC Equipment Rental/RSC Holdings Inc.
550,000	10.000	(b)	07/15/17	613,250
250,000	8.250		02/01/21	249,687

				1,278,812

Consumer Products(a) — 0.2%
ACCO Brands Corp.
675,000	10.625		03/15/15	752,625

Defense(a) — 0.1%
L-3 Communications Corp.
351,000	6.375		10/15/15	360,214

Distributor(a)(b) — 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
250,000	6.750		09/30/19	286,321

Electric(a) — 0.7%
Arizona Public Service Co.
375,000	8.750		03/01/19	481,165
Ipalco Enterprises, Inc.(b)
300,000	5.000		05/01/18	293,056
Nevada Power Co.
225,000	7.125		03/15/19	271,079
NRG Energy, Inc.
150,000	7.375		01/15/17	157,125

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Electric(a) — (continued)
PPL WEM Holdings PLC(b)
$750,000	5.375%		05/01/21	$773,453
Puget Sound Energy, Inc.(c)
250,000	6.974		06/01/67	250,000

				2,225,878

Energy — 2.8%
Anadarko Petroleum Corp.(a)
700,000	6.375		09/15/17	801,617
400,000	8.700		03/15/19	508,088
BP Capital Markets PLC
325,000	3.200		03/11/16	330,290
1,000,000	4.500	(a)	10/01/20	1,020,581
Cimarex Energy Co.(a)
110,000	7.125		05/01/17	115,500
Dolphin Energy Ltd.(a)
326,932	5.888		06/15/19	352,106
212,064	5.888	(b)	06/15/19	228,393
Gaz Capital SA for Gazprom(d)
870,000	9.250		04/23/19	1,082,062
Newfield Exploration Co.(a)
500,000	7.125		05/15/18	531,250
Nexen, Inc.(a)
200,000	6.400		05/15/37	198,739
375,000	7.500		07/30/39	419,949
Petrobras International Finance Co.(a)
300,000	5.375		01/27/21	307,873
Petroleos Mexicanos(a)
370,000	8.000		05/03/19	456,950
Plains Exploration & Production Co.(a)
525,000	10.000		03/01/16	589,312
150,000	7.625		06/01/18	157,500
PTT Exploration and Production Public Co. Ltd.(b)
460,000	5.692		04/05/21	466,270
Range Resources Corp.(a)
50,000	7.500		10/01/17	53,000
150,000	7.250		05/01/18	158,063
TNK-BP Finance SA
280,000	7.500		07/18/16	317,100
Transocean, Inc.(a)
650,000	6.000		03/15/18	715,397
175,000	6.500		11/15/20	195,716
Weatherford International Ltd.(a)
430,000	9.625		03/01/19	555,055

				9,560,811

Food & Beverage — 0.4%
Anheuser-Busch InBev Worldwide, Inc.(a)
625,000	4.125		01/15/15	668,900
Kraft Foods, Inc.
625,000	6.500		02/09/40	687,580

				1,356,480

Gaming(a)(b) — 0.1%
CityCenter Holdings LLC/CityCenter Finance Corp.
250,000	7.625		01/15/16	258,125

Health Care — Medical Products(a) — 0.4%
Boston Scientific Corp.
625,000	4.500		01/15/15	658,348

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Health Care — Medical Products(a) — (continued)
DJO Finance LLC/DJO Finance Corp.
$725,000	10.875%	11/15/14	$770,312

			1,428,660

Health Care — Services(a) — 0.4%
Community Health Systems, Inc.
725,000	8.875	07/15/15	746,750
HCA, Inc.
375,000	9.250	11/15/16	397,969
250,000	7.875	02/15/20	271,875

			1,416,594

Life Insurance — 1.6%
MetLife Capital Trust X(a)(b)
400,000	9.250	04/08/38	488,000
MetLife, Inc.(a)
825,000	4.750	02/08/21	837,167
Nationwide Financial Services, Inc.(a)(b)
825,000	5.375	03/25/21	828,662
Prudential Financial, Inc.
850,000	3.875	01/14/15	886,185
775,000	6.000	12/01/17	870,937
Reinsurance Group of America, Inc.(a)(c)
625,000	6.750	12/15/65	591,408
Symetra Financial Corp.(a)(b)
100,000	6.125	04/01/16	105,299
The Northwestern Mutual Life Insurance Co.(a)(b)
725,000	6.063	03/30/40	764,138

			5,371,796

Media — Cable(a) — 0.9%
Charter Communications Operating LLC(b)
375,000	8.000	04/30/12	389,531
325,000	10.875	09/15/14	356,687
CSC Holdings LLC
125,000	8.500	06/15/15	134,844
DIRECTV Holdings LLC
450,000	6.350	03/15/40	476,532
DIRECTV Holdings LLC / DirecTV Financing Co, Inc.
400,000	5.875	10/01/19	444,211
DISH DBS Corp.
125,000	7.125	02/01/16	131,875
UPCB Holding BV(b)
475,000	6.625	07/01/20	467,802
Virgin Media Finance PLC
250,000	9.125	08/15/16	262,813
500,000	9.500	08/15/16	565,625

			3,229,920

Media — Non Cable(a) — 1.0%
NBC Universal, Inc.(b)
1,375,000	4.375	04/01/21	1,360,608
News America, Inc.(b)
675,000	6.150	02/15/41	678,802
Nielsen Finance LLC
624,000	11.500	05/01/16	726,960
SGS International, Inc.
170,000	12.000	12/15/13	174,675
WPP Finance UK
276,000	8.000	09/15/14	321,525

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Media — Non Cable(a) — (continued)
XM Satellite Radio, Inc.(b)
$100,000	13.000%	08/01/13	$117,250

			3,379,820

Metals & Mining(a) — 0.6%
Freeport-McMoRan Copper & Gold, Inc.
675,000	8.375	04/01/17	736,594
Steel Dynamics, Inc.
675,000	7.750	04/15/16	708,750
Teck Resources Ltd.
500,000	10.750	05/15/19	631,875

			2,077,219

Noncaptive — Financial — 0.8%
Alrosa Finance SA
200,000	7.750	11/03/20	217,250
Capital One Capital III(a)
400,000	7.686	08/15/36	408,000
GE Capital Trust I(a)(c)
458,000	6.375	11/15/67	468,305
GEO Maquinaria(a)(b)
230,000	9.625	05/02/21	234,600
International Lease Finance Corp.
375,000	8.250	12/15/20	406,875
SLM Corp.(a)
575,000	6.250	01/25/16	601,021
Springleaf Finance Corp.
425,000	4.875	07/15/12	421,812
125,000	5.375	10/01/12	124,375

			2,882,238

Packaging(a)(b) — 0.1%
Plastipak Holdings, Inc.
250,000	8.500	12/15/15	260,625

Paper(a) — 0.2%
PE Paper Escrow GmbH(b)
475,000	12.000	08/01/14	544,469
Rock-Tenn Co.
75,000	5.625	03/15/13	77,437

			621,906

Pipelines — 1.7%
Boardwalk Pipelines LP(a)
575,000	5.875	11/15/16	640,972
DCP Midstream LLC(a)(b)
500,000	9.750	03/15/19	653,487
El Paso Corp.(a)
500	7.750	01/15/32	590
El Paso Pipeline Partners Operating Co. LLC(a)
700,000	6.500	04/01/20	784,000
Energy Transfer Partners LP(a)
675,000	5.950	02/01/15	747,542
Enterprise Products Operating LLC(a)(c)
100,000	7.034	01/15/68	104,210
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.(a)
210,000	8.750	04/15/18	227,850
Southern Star Central Gas Pipeline, Inc.(a)(b)
300,000	6.000	06/01/16	328,182
Tennessee Gas Pipeline Co.
825,000	8.000 (a)	02/01/16	994,933
325,000	7.625	04/01/37	393,281

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Pipelines — (continued)
TransCanada PipeLines Ltd.(a)(c)
$875,000	6.350%	05/15/67	$875,000

			5,750,047

Property/Casualty Insurance(a) — 0.3%
QBE Capital Funding III Ltd.(b)(c)
525,000	7.250	05/24/41	526,772
The Chubb Corp.(c)
125,000	6.375	03/29/67	130,000
Transatlantic Holdings, Inc.
275,000	8.000	11/30/39	299,025

			955,797

Real Estate Investment Trust — 1.7%
Brandywine Operating Partnership LP(a)
625,000	4.950	04/15/18	633,632
Developers Diversified Realty Corp.
265,000	9.625	03/15/16	320,319
675,000	7.500 (a)	04/01/17	764,437
Duke Realty LP(a)
425,000	6.750	03/15/20	475,089
HCP, Inc.(a)
525,000	6.000	01/30/17	576,848
325,000	5.375	02/01/21	333,724
Healthcare Realty Trust, Inc.(a)
550,000	6.500	01/17/17	613,665
Liberty Property LP(a)
775,000	4.750	10/01/20	768,763
ProLogis(a)(d)
325,000	1.875	11/15/37	320,125
Simon Property Group LP(a)
625,000	10.350	04/01/19	861,514
WEA Finance LLC/WT Finance Australia Property Ltd.(a)(b)
150,000	7.500	06/02/14	172,895

			5,841,011

Retailers(a) — 0.3%
CVS Caremark Corp.
875,000	5.750	05/15/41	856,831

Schools(a) — 0.3%
Rensselaer Polytechnic Institute
850,000	5.600	09/01/20	906,984

Technology(a) — 0.3%
CommScope, Inc.(b)
500,000	8.250	01/15/19	515,000
Fidelity National Information Services, Inc.
425,000	7.875	07/15/20	452,625

			967,625

Tobacco — 0.1%
Altria Group, Inc.
300,000	9.700	11/10/18	394,386

Transportation(b) — 0.2%
Transnet Ltd.
750,000	4.500	02/10/16	778,125

Wireless Telecommunications — 0.8%
AT&T, Inc.(a)
450,000	6.400	05/15/38	475,825

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Wireless Telecommunications — (continued)
Digicel Ltd.(a)(b)
$250,000	8.250%	09/01/17	$260,625
Intelsat Jackson Holdings SA(a)(b)
625,000	7.250	04/01/19	620,312
Sprint Capital Corp.(a)
125,000	8.375	03/15/12	130,000
Telemar Norte Leste SA(a)(b)
325,000	5.500	10/23/20	318,153
Verizon Wireless Capital LLC(a)
150,000	8.500	11/15/18	194,074
VIP Finance Ireland Ltd. for OJSC Vimpel Communications(b)
230,000	6.493	02/02/16	236,038
420,000	7.748	02/02/21	431,550

			2,666,577

Wirelines Telecommunications(a) — 1.0%
AT&T, Inc.
725,000	2.950	05/15/16	733,640
Frontier Communications Corp.
625,000	6.250	01/15/13	650,781
Qwest Communications International, Inc.
416,000	8.000	10/01/15	450,944
Qwest Corp.
375,000	8.375	05/01/16	440,547
Telecom Italia Capital SA
175,000	6.200	07/18/11	175,304
325,000	7.200	07/18/36	306,441
Verizon Communications, Inc.
200,000	6.400	02/15/38	215,644
150,000	8.950	03/01/39	210,198
Windstream Corp.
50,000	8.625	08/01/16	52,125

			3,235,624

TOTAL CORPORATE OBLIGATIONS			$92,208,895

Mortgage-Backed Obligations — 44.8%
Adjustable Rate Non-Agency(c) — 3.3%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$96,784	2.801%	04/25/35	$86,229
Banc of America Funding Corp. Series 2007-E, Class 4A1
1,092,652	5.663	07/20/47	790,484
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
83,147	2.475	04/25/34	73,036
Countrywide Alternative Loan Trust Series 2005-38, Class A3
270,220	0.536	09/25/35	170,239
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1
183,604	3.043	04/20/35	169,658
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
123,086	3.067	11/20/34	102,977
Downey Savings & Loan Association Mortgage Loan Trust Series 2006-AR1, Class 2A1A
2,158,125	1.218	04/19/47	1,324,528
First Horizon Asset Securities, Inc. Series 2004-AR6, Class 2A1
47,082	2.769	12/25/34	43,423
GMAC Mortgage Corp. Loan Trust Series 2004-AR1, Class 12A
161,849	3.107	06/25/34	151,807
Harborview Mortgage Loan Trust Series 2006-10, Class 2A1A
529,967	0.366	11/19/36	326,793

Principal		Interest	Maturity
Amount		Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(c) — (continued)
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
	$336,119	2.527%	08/25/35	$265,250
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
	385,693	2.773	07/25/35	340,314
Lehman XS Trust Series 2006-2N, Class 1A1
	1,130,384	0.446	02/25/46	609,207
Lehman XS Trust Series 2007-16N, Class 2A2
	1,118,895	1.036	09/25/47	745,021
Lehman XS Trust Series 2007-4N, Class 1A1
	934,844	0.316	03/25/47	691,383
Master Adjustable Rate Mortgages Trust Series 2006-A2, Class 4A1B
	661,448	1.478	12/25/46	233,094
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
	492,884	2.654	10/25/34	434,728
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A2
	434,555	5.210	09/25/35	369,091
Residential Funding Mortgage Securities I Series 2007-SA2, Class 2A1
	966,301	5.622	04/25/37	696,807
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
	175,552	2.542	05/25/34	155,441
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
	69,274	2.561	09/25/34	59,669
Structured Adjustable Rate Mortgage Loan Trust Series 2005-22, Class 1A4
	3,000,000	2.542	12/25/35	1,260,574
Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 5A2
	1,000,000	2.936	02/25/36	637,222
Washington Mutual Asset-Backed Certificates Series 2007-HE1, Class 2A3
	3,000,000	0.336	01/25/37	982,721
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR03, Class A2
	172,502	2.577	06/25/34	162,853
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR02, Class 1A1
	449,452	2.567	03/25/36	359,827

				11,242,376

Collateralized Mortgage Obligations — 8.2%
Planned Amortization Class — 1.0%
FHLB REMIC Series 3820, Class DA
	$2,960,539	4.000%	11/15/35	$3,130,558
FNMA REMIC Series 2005-70, Class PA
	329,996	5.500	08/25/35	366,550

				3,497,108

Regular Floater(c) — 2.1%
Arkle Master Issuer PLC Series 2010-2A, Class 1A1(b)
	1,500,000	1.661	05/17/60	1,500,969
FHLMC REMIC Series 3038, Class XA(e)
	7,787	0.000	09/15/35	7,730
Fosse Master Issuer PLC Series 2011-1A, Class A2(b)
	1,450,000	1.619	10/18/54	1,448,018
NCUA Guaranteed Notes Series 2010-A1, Class A
	173,693	0.535	12/07/20	174,020
Permanent Master Issuer PLC Series 2011-1A, Class 1A3(b)
EUR	1,600,000	2.617	07/15/42	2,317,943

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Regular Floater(c) — (continued)
Silverstone Master Issuer Series 2010-1A, Class A1(b)
$1,500,000	1.674%	01/21/55	$1,499,996

			6,948,676

Sequential Fixed Rate — 2.1%
Countrywide Alternative Loan Trust Series 2005-1CB, Class 2A1
532,537	6.000	03/25/35	481,389
FHLMC REMIC Series 3200, Class AD
34,215	5.500	05/15/29	34,226
First Horizon Alternative Mortgage Securities Series 2006-FA8, Class 1A7
636,231	6.000	02/25/37	463,808
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP8, Class A4
3,540,000	5.399	05/15/45	3,819,321
NCUA Guaranteed Notes Series 2010-C1, Class APT
1,277,058	2.650	10/29/20	1,271,630
NCUA Guaranteed Notes Series A4
900,000	3.000	06/12/19	889,743

			6,960,117

Sequential Floating Rate(c) — 3.0%
Bear Stearns Alt-A Trust Series 2006-6, Class 1A1
1,606,953	0.346	11/25/36	663,303
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A3
6,641,078	0.436	11/25/36	1,486,160
Deutsche Alt-A Securities, Inc. Alternative Loan Trust Series 2006-AR3, Class A6
6,376,639	0.466	08/25/36	1,352,298
Deutsche Alt-A Securities, Inc. Alternative Loan Trust Series 2007-BAR1, Class A3
4,000,000	0.346	03/25/37	1,710,849
GS Mortgage Securities Trust Series 2007-GG10, Class A4
1,100,000	5.800	08/10/45	1,182,838
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7, Class A4
3,500,000	5.880	04/15/45	3,895,322

			10,290,770

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$27,696,671

Commercial Mortgage-Backed Securities — 1.1%
Sequential Fixed Rate — 1.1%
Banc of America Commercial Mortgage, Inc. Series 2002-2, Class A3
$472,493	5.118%	07/11/43	$479,919
LB-UBS Commercial Mortgage Trust Series 2007-C1, Class A4
3,100,000	5.424	02/15/40	3,338,305

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$3,818,224

Federal Agencies — 32.2%
Adjustable Rate FHLMC(c) — 0.1%
$262,760	2.939%	09/01/35	$275,230
100,984	5.741	04/01/37	107,674

			382,904

FHLMC — 3.2%
119,704	5.000	05/01/18	129,064
210,990	6.500	08/01/37	237,611
12,500	6.000	09/01/37	13,864

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$479,757	6.500%	10/01/37	$541,564
273,152	5.500	02/01/38	295,138
15,545	6.000	02/01/38	17,244
82,941	6.000	07/01/38	92,097
300,953	6.500	09/01/38	338,989
784,973	5.500	10/01/38	848,154
16,213	6.000	10/01/38	18,018
793,762	5.500	12/01/38	857,651
155,938	5.500	02/01/39	168,489
877,482	4.500	09/01/39	914,398
790,456	5.500	01/01/40	854,078
50,530	4.000	09/01/40	50,671
57,366	4.000	11/01/40	57,527
1,079,683	4.000	12/01/40	1,082,708
4,000,000	5.000	TBA — 30yr(f)	4,243,125

			10,760,390

FNMA — 25.0%
992,096	3.070	12/01/17	996,912
796,251	2.800	03/01/18	785,207
1,898,098	3.740	05/01/18	1,967,571
630,000	3.840	05/01/18	650,267
7,576	6.000	12/01/18	8,300
1,600,000	4.506	06/01/19	1,691,437
398,534	3.416	10/01/20	391,062
597,738	3.375	11/01/20	584,418
298,936	3.632	12/01/20	296,954
1,890,404	3.763	12/01/20	1,896,691
87,567	6.000	06/01/21	95,977
268,698	5.000	08/01/23	289,890
131,223	5.500	09/01/23	142,422
58,333	5.500	10/01/23	63,497
547,776	5.000	02/01/24	589,023
3,118,534	5.500	05/01/25	3,386,829
74	6.000	03/01/32	82
325,354	6.000	12/01/32	359,807
2,622	6.000	05/01/33	2,898
21,667	5.000	08/01/33	23,135
3,075	5.500	09/01/33	3,344
1,504	6.000	12/01/33	1,670
4,180	5.500	02/01/34	4,546
53,648	6.000	02/01/34	59,308
664	5.500	04/01/34	722
39,718	5.500	12/01/34	43,177
104,597	5.000	04/01/35	111,567
2,208	6.000	04/01/35	2,433
5,315	5.500	09/01/35	5,775
168,215	5.000	11/01/35	179,516
4,600	6.000	02/01/36	5,073
142,239	4.500	03/01/36	148,221
183,259	5.000	03/01/36	195,571
27,976	6.000	03/01/36	30,849
33,703	6.000	04/01/36	37,163
1,433	6.000	05/01/36	1,580
3,441	6.000	06/01/36	3,795
82,363	6.000	11/01/36	90,657
69,776	6.000	01/01/37	76,803
578	5.500	02/01/37	628
943	5.500	04/01/37	1,025
969	5.500	05/01/37	1,053
40,031	6.000	12/01/37	44,435
1,420	5.500	03/01/38	1,544
34,869	5.000	05/01/38	37,068
999,256	6.000	05/01/38	1,099,621

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$993	5.500%	06/01/38	$1,079
17,036	6.000	06/01/38	18,939
1,406	5.500	07/01/38	1,528
41,775	6.000	07/01/38	46,449
1,582	5.500	08/01/38	1,719
16,683	6.000	08/01/38	18,550
904	5.500	09/01/38	983
966,377	6.000	11/01/38	1,063,229
553	5.500	12/01/38	601
67,475	4.500	04/01/39	70,243
498,802	4.500	08/01/39	520,080
230,231	5.500	08/01/39	250,409
222,899	4.500	09/01/39	232,458
113,650	4.500	10/01/39	118,516
67,292	4.500	11/01/39	70,042
876,386	4.500	12/01/39	912,924
939,194	3.500	09/01/40	899,297
149,418	3.500	11/01/40	143,071
1,141,273	3.500	12/01/40	1,092,792
3,556,358	3.500	01/01/41	3,405,284
4,133,063	3.500	02/01/41	3,957,492
6,977,231	3.500	03/01/41	6,680,840
8,000,000	3.500	TBA — 15yr(f)	8,145,000
18,000,000	4.000	TBA — 30yr(f)	18,000,000
1,000,000	4.500	TBA — 15yr(f)	1,060,156
2,000,000	4.500	TBA — 30yr(f)	2,069,219
5,000,000	5.000	TBA — 30yr(f)	5,311,719
1,000,000	5.500	TBA — 30yr(f)	1,081,641
12,000,000	6.000	TBA — 30yr(f)	13,186,874

			84,770,657

GNMA — 3.9%
290,911	3.950	07/15/25	300,394
9,692	5.500	05/15/36	10,697
1,223,537	3.500	11/15/40	1,189,507
6,000,000	4.500	TBA — 30yr(f)	6,325,781
5,000,000	5.000	TBA — 30yr(f)	5,415,625

			13,242,004

TOTAL FEDERAL AGENCIES			$109,155,955

TOTAL MORTGAGE-BACKED OBLIGATIONS			$151,913,226

Agency Debentures(g) — 0.8%
FHLB
$2,400,000	4.625%	09/11/20	$2,612,179

Asset-Backed Securities — 16.7%
Collateralized Loan Obligations(c) — 8.6%
Black Diamond CLO Ltd. Series 2005-1A, Class A1A(b)
$3,500,000	0.497%	06/20/17	$3,436,860
Callidus Debt Partners Fund Ltd. Series 6A, Class A1T(b)
3,572,866	0.534	10/23/21	3,319,354

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Collateralized Loan Obligations(c) — (continued)
Gulf Stream Compass CLO Ltd. Series 04-1A, Class A(b)
$2,279,214	0.638%	07/15/16	$2,250,763
KKR Financial CLO Ltd. Series 2007-1A, Class A(b)
841,287	0.611	05/15/21	786,379
KKR Financial CLO Ltd. Series 2007-AA, Class A(b)
527,387	1.028	10/15/17	515,685
Monument Park CDO Ltd. Series 2003 1A, Class A1(b)
832,379	0.824	01/20/16	820,365
Mountain View Funding CLO Series 2007-3A, Class A1(b)
1,982,321	0.491	04/16/21	1,871,882
Mt. Wilson CLO Ltd. Series 06-1A, Class A(b)
3,650,459	0.528	07/15/18	3,473,879
Navigare Funding CLO Ltd. Series 06-1A, Class A(b)
3,500,000	0.520	05/20/19	3,435,929
Navigator CDO Ltd. Series 05-1A, Class A1B(b)
444,307	0.524	10/21/17	427,859
Westchester CLO Ltd. Series 2007-1X, Class A1A
6,592,720	0.498	08/01/22	6,191,448
WG Horizons CLO Series 06-1A, Class A1(b)
3,000,000	0.515	05/24/19	2,813,763

			29,344,166

Home Equity — 1.2%
ACE Securities Corp. Series 2007-HE4, Class A2A(c)
7,759,389	0.316	05/25/37	1,964,627
Bear Stearns Asset Backed Securities Trust Series 2001-3, Class A2(c)
8,854	0.586	10/27/32	8,312
Bear Stearns Asset Backed Securities Trust Series 2002-2, Class A1(c)
7,278	0.846	10/25/32	6,375
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(b)(c)
70,845	1.186	10/25/37	68,296
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(b)(c)
150,000	1.436	10/25/37	110,951
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(b)(c)
450,000	1.636	10/25/37	205,714
CS First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1(c)
1,879	0.806	01/25/32	1,414
First Alliance Mortgage Loan Trust Series 1999-4, Class A2(c)
1,973	0.946	03/20/31	1,344
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
239,174	7.000	09/25/37	173,401
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
83,803	7.000	09/25/37	58,578
Home Equity Asset Trust Series 2002-1, Class A4(c)
257	0.786	11/25/32	196
People’s Financial Realty Mortgage Securities Trust Series 2006-1, Class 1A3(c)
5,256,348	0.346	09/25/36	1,372,421
Renaissance Home Equity Loan Trust Series 2003-2, Class A(c)
2,649	0.626	08/25/33	2,201
Renaissance Home Equity Loan Trust Series 2003-3, Class A(c)
7,509	0.686	12/25/33	6,160

			3,979,990

Student Loan(c) — 6.9%
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
1,148,752	0.357	09/25/23	1,141,035
Brazos Higher Education Authority, Inc. Series 2010-1, Class A1
1,889,541	1.157	05/25/29	1,893,729
Brazos Higher Education Authority, Inc. Series 2011-1, Class A2
1,600,000	1.057	02/25/30	1,579,269
Brazos Higher Education Authority, Inc. Series 2011-2 Class A2
1,600,000	1.097	07/25/29	1,583,991

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Asset-Backed Securities — (continued)
Student Loan(c) — (continued)
Brazos Higher Education Authority, Inc. Student Loan Revenue Series 2004 I-A-2
	$1,340,838	0.407%	06/27/22	$1,330,886
Brazos Higher Education Authority, Inc. Student Loan Revenue Series 2005 I-A-2
	1,281,000	0.327	12/26/18	1,269,855
Brazos Student Finance Corp. Series 2010-1, Class A1
	833,245	1.147	06/25/35	831,097
College Loan Corp. Trust Series 06-1, Class A3
	1,000,000	0.364	10/25/25	991,060
Education Funding Capital Trust I Series 2004-1, Class A2
	438,342	0.407	12/15/22	434,172
Educational Funding of the South, Inc. Series 2011-1, Class A2
	2,100,000	0.922	04/25/35	1,993,367
Goal Capital Funding Trust Series 2010-1, Class A(b)
	460,237	0.957	08/25/48	455,023
Missouri Higher Education Loan Authority Series 2010-1, Class A1
	847,031	1.207	11/26/32	849,043
Northstar Education Finance, Inc. Series 2004-1, Class A4
	1,500,000	0.463	04/29/19	1,489,147
Northstar Education Finance, Inc. Series 2005-1, Class A1
	165,407	0.373	10/28/26	164,123
Panhandle-Plains Higher Education Authority, Inc. Series 2010-2, Class A1
	930,260	1.376	10/01/35	942,456
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A2
	1,600,000	1.208	07/01/24	1,582,763
SLC Student Loan Center Series 2011-1, Class A(b)
	682,423	1.406	10/25/27	682,422
SLM Student Loan Trust Series 2011-2, Class A2
	325,000	1.393	10/25/34	325,000
South Carolina Student Loan Corp. Series 2005, Class A1
	2,100,000	0.354	12/03/18	2,079,380
South Carolina Student Loan Corp. Series 2006-1, Class A1
	1,500,000	0.344	12/02/19	1,472,916
US Education Loan Trust LLC Series 2006-1, Class A2(b)
	238,258	0.384	03/01/25	234,071

				23,324,805

TOTAL ASSET-BACKED SECURITIES				$56,648,961

Foreign Debt Obligations — 2.3%
Sovereign — 2.0%
Federal Republic of Brazil
	$780,000	4.875%	01/22/21	$833,820
Republic of Argentina(c)(h)
EUR	4,700,000	0.000	12/15/35	978,053
Republic of South Africa
ZAR	6,565,000	6.750	03/31/21	864,666
	9,310,000	10.500	12/21/26	1,599,477
State of Qatar
	$500,000	5.150	04/09/14	543,000
	630,000	5.250 (b)	01/20/20	671,580
United Mexican States
MXN	8,127,400	10.000	12/05/24	862,480
	1,495,200	7.500	06/03/27	127,462
	$300,000	6.050	01/11/40	319,200

				6,799,738

Supranational — 0.3%
North American Development Bank
	900,000	4.375	02/11/20	930,444

TOTAL FOREIGN DEBT OBLIGATIONS				$7,730,182

Principal		Interest	Maturity
Amount		Rate	Date	Value
Structured Note(c)(e) — 0.6%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.)
BRL	3,367,803	6.000%	08/15/40	$2,142,006

Municipal Debt Obligations — 1.8%
California — 0.9%
California State GO Bonds Build America Taxable Series 2009
	$375,000	7.500%	04/01/34	$424,125
	500,000	7.550	04/01/39	572,180
California State GO Bonds Build America Taxable Series 2010
	625,000	7.950	03/01/36	680,962
	1,375,000	7.625	03/01/40	1,582,914

				3,260,181

Illinois — 0.7%
Illinois State GO Bonds Build America Series 2010
	500,000	7.350	07/01/35	531,610
Illinois State GO Bonds Taxable-Pension Series 2003
	225,000	5.100	06/01/33	191,412
Illinois State GO VRDN Series 2003 B (DePfa Bank PLC SPA)(c)(d)
	1,600,000	3.100	10/01/33	1,600,000

				2,323,022

Ohio — 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
	250,000	6.270	02/15/50	250,398

Texas — 0.1%
Dallas Area Rapid Transit Sales Tax RB Senior Lien Series 2008
	200,000	5.250	12/01/48	205,416

TOTAL MUNICIPAL DEBT OBLIGATIONS				$6,039,017

Government Guarantee Obligations — 0.8%
Achmea Hypotheekbank NV(b)(i)
	$1,800,000	3.200%	11/03/14	$1,889,284
Bank of Ireland
GBP	115,000	6.750 (j)	01/30/12	177,648
	$540,000	2.750 (i)	03/02/12	506,296
Israel Government AID Bond(j)
	50,000	5.500	04/26/24	57,817
	40,000	5.500	09/18/33	44,492

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$2,675,537

U.S. Treasury Obligation — 0.3%
United States Treasury Inflation Protected Securities
	$1,003,509	2.375%	01/15/27	$1,144,311

Shares	Rate	Value
Preferred Stock(c) — 0.1%
JPMorgan Chase & Co.
350,000	7.900%	$375,931

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

	Exercise	Expiration
Contracts	Rate	Date	Value
Options Purchased — 0.9%
Interest Rate Swaptions
Bank of America NA Put - OTC - 30 year Interest Rate Swap Strike Price 4.215
4,400,000	4.215%	06/28/12	$282,744
Bank of America NA Call - OTC - 30 year Interest Rate Swap Strike Price 4.215
4,400,000	4.215	06/28/12	339,834
Citibank NA Put - OTC - 5 year Interest Rate Swap Strike Price 2.605
11,700,000	2.605	02/21/12	216,732
Citibank NA Call - OTC - 5 year Interest Rate Swap Strike Price 2.605
11,700,000	2.605	02/21/12	167,443
Citibank NA Put - OTC - 5 year Interest Rate Swap Strike Price 2.675
11,700,000	2.675	02/21/12	240,813
Citibank NA Call - OTC - 5 year Interest Rate Swap Strike Price 2.675
11,700,000	2.675	02/21/12	152,691
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.595
8,200,000	3.595	02/24/12	252,010
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.595
8,200,000	3.595	02/24/12	243,252
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.560
4,400,000	3.560	06/15/12	129,666
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.560
4,400,000	3.560	06/15/12	194,200
Morgan Stanley Capital Services, Inc. Put - OTC - 30 year Interest Rate Swap Strike Price 4.260
4,500,000	4.260	02/21/12	276,778
Morgan Stanley Capital Services, Inc. Call - OTC - 30 year Interest Rate Swap Strike Price 4.260
4,500,000	4.260	02/21/12	240,013
Deutsche Bank Securities, Inc. Put - OTC - 30 year Interest Rate Swap Strike Price 4.080
3,000,000	4.080	06/25/12	162,006
Deutsche Bank Securities, Inc. Call - OTC - 30 year Interest Rate Swap Strike Price 4.080
3,000,000	4.080	06/25/12	268,420

TOTAL OPTIONS PURCHASED — 0.9%			$3,166,602

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$326,656,847

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(k) — 22.0%
Repurchase Agreement — 22.0%
Joint Repurchase Agreement Account II
$74,800,000	0.077%	07/01/11	$74,800,000

TOTAL INVESTMENTS — 118.3%			$401,456,847

LIABILITIES IN EXCESS OF OTHER ASSETS — (18.3)%			(61,990,139)

NET ASSETS — 100.0%			$339,466,708

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $63,817,831 which represents approximately 18.8% of net assets as of June 30, 2011.

(c) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(d) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(f) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $64,839,140 which represents approximately 19.1% of net assets as of June 30, 2011.

(g) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(h) Issued with a zero coupon. Income is recognized through the accretion of discount.

(i) Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $2,395,580, which represents approximately 0.7% of net assets as of June 30, 2011.

(j) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $279,957, which represents approximately 0.1% of net assets as of June 30, 2011.

(k) Joint repurchase agreement was entered into on June 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
ZAR	— South African Rand

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
NZDOR	— New Zealand Dollar Offered Rate
OTC	— Over the Counter
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2011, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Gain

Barclays Bank PLC	USD/JPY	09/21/11	$1,036,314	$4,356
Citibank NA	AUD/USD	09/21/11	929,741	5,892
	NZD/EUR	09/21/11	425,342	4,692
	NZD/USD	09/21/11	457,251	6,233
Deutsche Bank AG (London)	USD/MXN	07/26/11	1,330,511	544
	USD/ZAR	07/07/11	877,410	259
HSBC Bank PLC	NOK/USD	09/21/11	781,200	7,200
Royal Bank of Canada	CAD/JPY	09/21/11	214,672	3,651
	CAD/USD	09/21/11	1,227,950	16,883
Royal Bank of Scotland	EUR/CHF	09/21/11	377,531	7,302
	JPY/GBP	09/21/11	678,207	1,107
	SEK/EUR	09/21/11	458,617	2,933
	USD/CHF	09/21/11	309,698	1,302
UBS AG (London)	CHF/EUR	09/21/11	425,342	2,388
	EUR/CHF	09/21/11	430,963	5,953
Westpac Banking Corp.	AUD/USD	09/21/11	214,398	1,327
	NZD/USD	09/21/11	427,591	1,778

TOTAL				$73,800

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Loss

Citibank NA	EUR/USD	09/21/11	$426,789	$(2,665)
	USD/AUD	09/21/11	215,459	(4,014)
	USD/EUR	09/21/11	1,238,412	(4,184)
	USD/NZD	09/21/11	439,125	(11,307)
Deutsche Bank AG (London)	USD/EUR	07/27/11	4,311,879	(62,138)
HSBC Bank PLC	USD/SEK	09/21/11	1,245,738	(24,198)
JPMorgan Securities, Inc.	NOK/USD	09/21/11	1,034,972	(8,625)
Morgan Stanley Capital Services, Inc.	MXN/USD	07/26/11	335,425	(3,066)
Royal Bank of Canada	JPY/CAD	09/21/11	216,254	(3,499)
	USD/CAD	09/21/11	580,281	(9,281)
	USD/SEK	09/21/11	232,225	(4,224)
	USD/ZAR	07/07/11	1,639,877	(62,052)
Royal Bank of Scotland	GBP/USD	09/21/11	178,417	(4,150)
	SEK/USD	09/21/11	801,082	(22,352)
	USD/EUR	09/21/11	460,064	(4,411)
State Street Bank	EUR/CHF	09/21/11	631,839	(1,714)
UBS AG (London)	EUR/USD	09/21/11	616,191	(6,328)
	USD/AUD	09/21/11	852,285	(14,178)
	USD/BRL	07/14/11	1,885,066	(87,806)
	USD/NOK	09/21/11	707,723	(21,723)
Westpac Banking Corp.	USD/AUD	09/21/11	185,741	(4,995)
	USD/NZD	09/21/11	719,342	(9,067)

TOTAL				$(375,977)

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At June 30, 2011, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(f)	Date	Amount	Value

FHLMC	5.500%	TBA — 30yr	7/14/11	$(2,000,000)	$(2,160,312)
FNMA	3.500	TBA — 30yr	7/14/11	(12,000,000)	(11,477,813)
FNMA	3.500	TBA — 30yr	8/11/11	(1,000,000)	(953,828)

TOTAL (Proceeds Receivable: $14,738,828)					$(14,591,953)

FUTURES CONTRACTS — At June 30, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	39	September 2011	$9,716,362	$4,787
Ultra Long U.S. Treasury Bonds	158	September 2011	19,947,500	(277,018)
5 Year German Euro-Bobl	(5)	September 2011	(845,292)	10,576
10 Year German Euro-Bund	(54)	September 2011	(9,826,098)	51,240
2 Year U.S. Treasury Notes	823	September 2011	180,519,906	(102,394)
5 Year U.S. Treasury Notes	184	September 2011	21,931,938	(84,295)
10 Year U.S. Treasury Notes	92	September 2011	11,254,188	(65,844)
30 Year U.S. Treasury Bonds	33	September 2011	4,060,031	(25,422)

TOTAL				$(488,370)

SWAP CONTRACTS — At June 30, 2011, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

					Rates Exchanged			Upfront
	Notional				Payments	Payments		Payments
	Amount			Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)			Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC		$16,500	(a)	11/23/14	3 month LIBOR	2.116%	$(69,913)	$—	$(69,913)
		14,700	(a)	11/23/19	3.587%	3 month LIBOR	37,505	—	37,505
		5,600	(a)	07/01/24	4.479	3 month LIBOR	(30,562)	—	(30,562)
		5,300	(a)	11/23/27	3 month LIBOR	4.206	17,371	—	17,371
		2,200	(a)	05/15/37	3 month LIBOR	3.962	47,153	—	47,153
		3,100	(a)	07/01/44	3 month LIBOR	4.595	22,892	—	22,892
Barclays Bank PLC	GBP	7,840	(a)	07/06/16	6 month BP	3.109	(353,393)	—	(353,393)
		13,330	(a)	07/06/21	3.917	6 month BP	678,355	—	678,355
		6,770	(a)	07/06/26	6 month BP	4.198	(313,161)	—	(313,161)
Citibank NA	EUR	1,460		11/05/15	2.096	6 month EURO	(26,731)	—	(26,731)
		975	(a)	12/21/41	3.750	6 month EURO	(32,270)	(805)	(31,465)
Credit Suisse First Boston Corp.	GBP	225		02/08/16	3.168	6 month BP	15,323	—	15,323
		200		02/15/16	3.210	6 month BP	14,095	—	14,095
		390		02/16/16	3.201	6 month BP	27,180	—	27,180
		430		02/18/16	3.124	6 month BP	27,299	—	27,299
		$3,200	(a)	12/21/16	2.500	3 month LIBOR	18,398	21,986	(3,588)
Deutsche Bank Securities, Inc.	KRW	496,931		07/06/11	3.620	3 month KWCDC	267	—	267
		830,250		07/07/11	3.626	3 month KWCDC	462	—	462
	EUR	33,800	(a)	03/18/14	6 month EURO	3.120	(202,304)	—	(202,304)
		34,900	(a)	04/29/14	6 month EURO	3.255	(242,990)	—	(242,990)
	NZD	800		02/14/16	3 month NZDOR	4.688	(20,925)	—	(20,925)
		1,180		02/18/16	3 month NZDOR	4.700	(30,972)	—	(30,972)
		970		02/22/16	3 month NZDOR	4.683	(24,657)	—	(24,657)
	EUR	23,300	(a)	03/18/16	3.455	6 month EURO	295,607	—	295,607
		24,100	(a)	04/29/16	3.564	6 month EURO	364,074	—	364,074

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged			Upfront
	Notional				Payments	Payments		Payments
	Amount			Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)			Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

		$8,800	(a)	12/21/16	3 month LIBOR	2.500%	$(50,595)	$(129,911)	$79,316
	EUR	5,300	(a)	03/18/20	6 month EURO	3.815	(87,024)	—	(87,024)
		5,600	(a)	04/29/20	6 month EURO	3.904	(119,744)	—	(119,744)
JPMorgan Securities, Inc.	KRW	394,879		07/08/11	3.660%	3 month KWCDC	251	—	251
		$70,100	(a)	06/30/13	3 month LIBOR	0.750	(1,137)	(50,875)	49,738
		9,500	(a)	12/21/16	2.500	3 month LIBOR	54,620	115,438	(60,818)
		4,100	(a)	12/21/21	3.500	3 month LIBOR	3,093	59,084	(55,991)
Morgan Stanley Capital Services, Inc.		59,800	(a)	06/30/13	3 month LIBOR	0.750	(970)	(36,490)	35,520
		51,600	(a)	12/21/13	1.250	3 month LIBOR	225,399	305,601	(80,202)
		51,600	(a)	12/21/13	3 month LIBOR	1.250	(225,399)	(300,570)	75,171
	GBP	2,675	(a)	12/21/16	6 month BP	3.000	(39,821)	(22,813)	(17,008)
		$7,500	(a)	12/21/18	3 month LIBOR	3.250	(136,573)	(220,692)	84,119
		5,500	(a)	06/24/24	4.350	3 month LIBOR	(82,869)	—	(82,869)
		2,800	(a)	05/15/37	3 month LIBOR	3.967	57,914	—	57,914
		3,000	(a)	06/24/44	3 month LIBOR	4.473	77,967	—	77,967
Royal Bank of Canada	CAD	1,660		11/03/15	6 month CDOR	2.140	13,482	—	13,482
		2,520		11/04/15	6 month CDOR	2.115	23,442	—	23,442
	EUR	2,210		11/08/15	2.118	6 month EURO	(37,883)	—	(37,883)
	GBP	200		02/09/16	3.195	6 month BP	14,015	—	14,015
		200		02/10/16	3.180	6 month BP	13,758	—	13,758
UBS AG (London)	JPY	1,717,000	(a)	02/06/13	0.466	6 month JYOR	15,897	—	15,897
	AUD	2,400	(a)	12/21/13	5.250	3 month AUDOR	9,798	4,330	5,468
	NZD	3,250	(a)	12/21/13	3 month NZDOR	3.750	1,161	3,293	(2,132)
	JPY	1,140,000	(a)	02/06/15	6 month JYOR	0.628	(69,029)	—	(69,029)
	NZD	425		02/11/16	3 month NZDOR	4.635	(10,277)	—	(10,277)
	JPY	247,000	(a)	02/06/19	1.133	6 month JYOR	50,301	—	50,301

TOTAL							$(82,120)	$(252,424)	$170,304

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2011.

CREDIT DEFAULT SWAP CONTRACTS

			Rates		Credit		Upfront
		Notional	Received		Spread at		Payments
	Referenced	Amount	(Paid) by	Termination	June 30, 2011	Market	Made (Received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	(Basis Points)(b)	Value	by the Fund	Gain (Loss)

Protection Sold:
Bank of America Securities LLC	Markit CDX Index	$1,600	5.000%	06/20/16	462	$29,444	$25,889	$3,555
Deutsche Bank Securities, Inc.	Markit CDX Index	9,800	5.000	06/20/16	462	175,469	60,569	114,900
	Markit MCDX Index	17,500	1.000	06/20/21	163	(688,191)	(555,032)	(133,159)
Morgan Stanley Capital Services, Inc.	Markit MCDX Index	2,500	1.000	06/20/21	163	(98,312)	(70,151)	(28,161)

TOTAL						$(581,590)	$(538,725)	$(42,865)

(b) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS

INTEREST RATE SWAPTION CONTRACTS — At June 30, 2011, the fund had outstanding written swaptions as follows:

		Notional
		Amount		Expiration	Strike	Market	Premiums	Unrealized
Counterparty	Description	(000s)		Date	Price	Value	Received	Gain (Loss)

Barclays Bank PLC	Put — OTC — 10 year Interest Rate Swap for the obligation to pay a fixed rate versus the 6 month EURO maturing on July 13, 2021	EUR	2,200	07/11/11	3.350%	$(6,515)	$(22,028)	$15,513
	Call — OTC — 10 year Interest Rate Swap for the obligation to receive a fixed rate versus the 6 month EURO maturing on July 13, 2021		2,200	07/11/11	3.350	(24,787)	(22,028)	(2,759)
Credit Suisse First Boston Corp.	Put — OTC — 10 year Interest Rate Swap for the obligation to pay a fixed rate versus the 6 month EURO maturing on July 6, 2021		1,875	07/04/11	3.345	(1,615)	(20,243)	18,628
	Call — OTC — 10 year Interest Rate Swap for the obligation to receive a fixed rate versus the 6 month EURO maturing on July 6, 2021		1,875	07/04/11	3.345	(17,012)	(20,243)	3,231
Deutsche Bank Securities, Inc.	Put — OTC — 10 year Interest Rate Swap for the obligation to pay a fixed rate versus the 6 month EURO maturing on July 6, 2021		2,125	07/04/11	3.345	(1,830)	(22,942)	21,112
	Call — OTC — 10 year Interest Rate Swap for the obligation to receive a fixed rate versus the 6 month EURO maturing on July 6, 2021		2,125	07/04/11	3.345	(19,280)	(22,942)	3,662
JPMorgan Securities, Inc.	Put — OTC — 10 year Interest Rate Swap for the obligation to pay a fixed rate versus the 6 month EURO maturing on July 13, 2021		1,800	07/11/11	3.350	(5,330)	(17,609)	12,279
	Call — OTC — 10 year Interest Rate Swap for the obligation to receive a fixed rate versus the 6 month EURO maturing on July 13, 2021		1,800	07/11/11	3.350	(20,281)	(17,610)	(2,671)

TOTAL		EUR	16,000			$(96,650)	$(165,645)	$68,995

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
WRITTEN OPTIONS CONTRACTS (continued)

For the period ended June 30, 2011, the Fund had the following written swaptions activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding March 31, 2011	15,000	$(163,440)

Contracts Written	84,400	(810,147)
Contracts Bought to Close	(45,500)	447,766
Contracts Expired	(37,900)	360,176

Contracts Outstanding June 30, 2011	16,000	$(165,645)

TAX INFORMATION — At June 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$396,162,590

Gross unrealized gain	9,984,167
Gross unrealized loss	(4,689,910)

Net unrealized security gain	$5,294,257

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments
June 30, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Foreign Sovereign Debt Obligations — 31.0%
British Pound — 3.9%
United Kingdom Gilt Inflation Linked
GBP	1,090,000	2.500%	07/26/16	$5,775,983
United Kingdom Treasury
	1,730,000	4.500	03/07/13	2,947,213
	630,000	2.250	03/07/14	1,039,097
	2,140,000	2.750	01/22/15	3,563,564
	1,280,000	4.000	09/07/16	2,233,701
	400,000	4.500	03/07/19	708,085
	450,000	4.000	03/07/22	746,495
	1,150,000	4.750	12/07/30	1,980,706
	3,160,000	4.500	09/07/34	5,238,908
	2,120,000	4.500	12/07/42	3,541,692
	1,060,000	4.250	12/07/55	1,709,414

				29,484,858

Canadian Dollar — 2.6%
Government of Canada
CAD	2,340,000	3.500	06/01/13	2,513,744
	5,720,000	2.500	06/01/15	6,021,880
	1,760,000	4.500	06/01/15	1,988,693
	3,450,000	5.750	06/01/29	4,663,698
	1,700,000	4.000	06/01/41	1,909,845
Ontario Province of Canada
	1,800,000	4.400	06/02/19	1,980,196
	1,000,000	4.000	06/02/21	1,049,935

				20,127,991

Danish Krone — 0.4%
Kingdom of Denmark
DKK	16,000,000	4.000	11/15/15	3,316,107

Euro — 11.6%
Bundesobligation
EUR	1,850,000	2.750	04/08/16	2,739,169
Federal Republic of Germany
	1,125,000	3.500	01/04/16	1,721,473
	500,000	4.250	07/04/17	794,899
	6,900,000	2.500	01/04/21	9,626,103
	1,550,000	3.250	07/04/21	2,290,102
	4,800,000	5.625	01/04/28	8,656,976
	370,000	5.500	01/04/31	666,380
	50,000	4.000	01/04/37	74,872
	850,000	4.250	07/04/39	1,331,854
	810,000	4.750	07/04/40	1,373,602
Government of Finland
	7,990,000	3.125	09/15/14	11,955,153
	390,000	4.375	07/04/19	613,959
Government of Ireland
	1,085,000	5.900	10/18/19	1,071,651
	590,000	4.500	04/18/20	536,882
Kingdom of Belgium
	2,610,000	4.000	03/28/14	3,911,533
	1,470,000	3.500	03/28/15	2,166,041
	3,625,000	3.500	06/28/17	5,201,491
	395,000	3.750	09/28/20	561,742
Kingdom of The Netherlands
	9,800,000	4.250	07/15/13	14,906,407
Republic of Austria(a)
	3,150,000	4.350	03/15/19	4,897,642

Principal		Interest	Maturity
Amount		Rate	Date	Value
Foreign Sovereign Debt Obligations — (continued)
Euro — (continued)
Republic of Italy
EUR	3,970,000	4.250%	02/01/15	$5,852,604
	1,075,000	3.750	03/01/21	1,443,427
	445,000	4.750	09/01/21	641,380
	3,870,000	6.000	05/01/31	5,939,263

				88,974,605

Hungarian Forint — 0.3%
Hungary Government Bond
HUF	425,440,000	8.000	02/12/15	2,407,244

Japanese Yen — 8.2%
Government of Japan
JPY	800,000,000	1.100	09/20/13	10,135,996
	1,400,000,000	0.400	06/20/15	17,433,074
	400,000,000	1.900	06/20/25	5,194,033
	875,000,000	2.000	12/20/25	11,457,690
	430,000,000	2.100	12/20/26	5,646,986
	350,000,000	2.100	12/20/27	4,578,498
	285,000,000	2.500	09/20/34	3,882,723
	250,000,000	2.500	03/20/38	3,415,583
	100,000,000	2.200	09/20/39	1,287,919

				63,032,502

Mexican Peso — 0.4%
United Mexican States
MXN	27,799,200	10.000	12/05/24	2,950,051
	4,084,900	7.500	06/03/27	348,227

				3,298,278

Polish Zloty — 0.7%
Government of Poland
PLN	8,000,000	4.750	04/25/12	2,917,311
	5,720,000	6.250	10/24/15	2,169,087

				5,086,398

South African Rand — 0.8%
Republic of South Africa
ZAR	12,250,000	6.750	03/31/21	1,613,428
	24,960,000	10.500	12/21/26	4,288,179

				5,901,607

Swedish Krona — 0.7%
Kingdom of Sweden
SEK	11,000,000	6.750	05/05/14	1,947,660
	20,000,000	4.500	08/12/15	3,403,592

				5,351,252

United States Dollar — 1.4%
Federal Republic of Brazil
	$1,250,000	5.625	01/07/41	1,284,375
Quebec Province of Canada
	3,350,000	5.125	11/14/16	3,824,778
Russian Federation
	100,000	5.000	04/29/20	103,250
	2,361,450	7.500	03/31/30	2,782,969
State of Qatar
	1,569,000	5.150	04/09/14	1,703,934

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Foreign Sovereign Debt Obligations — (continued)
United States Dollar — (continued)
United Mexican States
	$1,270,000	6.050%		01/11/40	$1,351,280

					11,050,586

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS					$238,031,428

Corporate Obligations — 26.6%
Banks — 14.0%
Abbey National Treasury Services PLC
EUR	750,000	2.500%		03/18/13	1,084,753
	1,453,000	4.125		03/03/14	2,114,341
Bank of America Corp.
	$400,000	7.375		05/15/14	449,894
	1,150,000	3.625		03/17/16	1,150,859
	400,000	6.500		08/01/16	445,441
	1,650,000	5.750		12/01/17	1,753,698
	650,000	5.875		01/05/21	682,187
Bank of Scotland PLC
	2,070,000	5.250	(a)	02/21/17	2,213,387
	500,000	5.250		02/21/17	533,611
Barclays Bank PLC(b)
EUR	1,700,000	4.500		03/04/19	2,446,021
Canadian Imperial Bank of Commerce
	$3,190,000	2.000	(a)	02/04/13	3,249,883
AUD	3,500,000	5.750		12/19/13	3,769,816
	$1,300,000	2.750	(a)	01/27/16	1,330,095
Cie de Financement Foncier
	1,200,000	1.625	(a)	07/23/12	1,209,629
	300,000	1.625		07/23/12	301,328
	1,300,000	2.125	(a)	04/22/13	1,319,388
	6,800,000	2.125		04/22/13	6,901,415
Citigroup, Inc.
	1,700,000	4.750		05/19/15	1,796,297
	74,000	6.125		11/21/17	81,659
EUR	800,000	7.375		09/04/19	1,322,830
Credit Suisse AG
	700,000	4.750		08/05/19	1,040,014
Credit Suisse of New York
	$550,000	4.375		08/05/20	540,542
DnB NOR Boligkreditt
EUR	500,000	2.750		04/20/15	722,272
	2,200,000	3.375		01/20/17	3,204,000
DnB NOR Boligkreditt AS(a)
	$3,500,000	2.100		10/14/15	3,459,026
	6,200,000	2.900		03/29/16	6,310,707
HSBC Covered Bonds France
EUR	1,800,000	3.375		01/20/17	2,601,034
HSBC Holdings PLC
	$1,150,000	6.800		06/01/38	1,221,202
ING Bank NV
	4,000,000	2.500	(a)	01/14/16	3,929,796
	1,600,000	4.000	(a)	03/15/16	1,619,261
EUR	650,000	6.125	(b)	05/29/23	965,597
Intesa Sanpaolo SPA
	500,000	4.125		01/14/16	720,426
JPMorgan Chase & Co.
	$1,800,000	4.250		10/15/20	1,762,282
Lloyds TSB Bank PLC
	1,300,000	4.375	(a)	01/12/15	1,319,375
EUR	692,000	5.625	(b)	03/05/18	974,890
GBP	900,000	7.500		04/15/24	1,533,639
Morgan Stanley, Inc.
	$1,650,000	4.000		07/24/15	1,680,548

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Banks — (continued)
Nordea Eiendomskreditt AS(a)
	$3,500,000	1.875%		04/07/14	$3,546,816
Nordea Hypotek AB
EUR	2,100,000	3.500		01/18/17	3,071,373
Rabobank Nederland
	1,300,000	3.875		04/20/16	1,913,908
Royal Bank of Scotland PLC
	295,000	4.750		05/18/16	428,710
	$900,000	0.454	(b)	08/29/17	780,149
EUR	700,000	6.934		04/09/18	993,472
	950,000	5.375		09/30/19	1,331,526
Sparebank 1 Boligkreditt AS
	$6,300,000	1.250	(a)	10/25/13	6,293,555
EUR	1,500,000	2.500		06/23/15	2,141,850
	$4,900,000	2.625	(a)	05/27/16	4,906,203
Sparebanken 1 Boligkreditt
EUR	1,000,000	5.000		09/10/13	1,526,017
Swedbank Hypotek AB(a)(b)
	$1,320,000	0.696		03/28/14	1,319,590
Swedish Covered Bond Corp.
EUR	2,000,000	3.000		02/03/15	2,916,454
UBS AG London
	1,600,000	3.875		12/02/19	2,344,553
UBS Capital Securities Jersey Ltd.(b)
	1,250,000	8.836		04/29/49	1,921,448
WM Covered Bond Program
	700,000	4.375		05/19/14	1,045,444
	2,050,000	4.000		09/27/16	2,999,892

					107,242,103

Communications — 2.2%
AT&T, Inc.
	$1,150,000	5.600		05/15/18	1,285,306
	950,000	6.300		01/15/38	991,717
British Telecommunications PLC
GBP	300,000	6.625		06/23/17	538,883
	150,000	5.750		12/07/28	233,362
	333,000	6.375		06/23/37	542,562
Comcast Corp.
	$1,450,000	5.700		05/15/18	1,598,769
Deutsche Telekom International Finance BV(a)
	900,000	3.125		04/11/16	912,253
NBC Universal, Inc.(a)
	650,000	5.950		04/01/41	659,226
TDC A/S
EUR	950,000	4.375		02/23/18	1,405,250
Telecom Italia Capital SA
	$200,000	6.175		06/18/14	214,402
	1,231,000	4.950		09/30/14	1,281,761
Telecom Italia Finance SA
EUR	599,000	7.750		01/24/33	915,607
Telemar Norte Leste SA
	$590,000	5.500		10/23/20	577,570
Time Warner Cable, Inc.
	950,000	6.550		05/01/37	1,000,285
Verizon New Jersey, Inc.
	65,000	8.000		06/01/22	77,549
Verizon Wireless Capital LLC
EUR	1,200,000	8.750		12/18/15	2,133,982
Vodafone Group PLC
	$2,600,000	2.875		03/16/16	2,624,904

					16,993,388

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Consumer Noncyclical — 1.4%
Altria Group, Inc.
	$800,000	9.700%	11/10/18	$1,051,697
BAT International Finance PLC(a)
	1,208,000	9.500	11/15/18	1,616,092
Boston Scientific Corp.
	2,254,000	4.500	01/15/15	2,374,265
CVS Caremark Corp.
	600,000	4.125	05/15/21	583,683
	1,550,000	6.125	09/15/39	1,589,272
Imperial Tobacco Finance PLC
GBP	800,000	7.750	06/24/19	1,526,565
Kraft Foods, Inc.
	$1,200,000	6.500	02/09/40	1,320,154
Pfizer, Inc.
	600,000	7.200	03/15/39	747,343

				10,809,071

Electric — 0.9%
E.ON International Finance BV
EUR	400,000	5.500	10/02/17	639,637
EDF SA
	950,000	4.625	04/26/30	1,273,772
Enel Finance International SA(a)
	$1,200,000	6.250	09/15/17	1,324,763
	2,600,000	5.125	10/07/19	2,628,912
RWE AG(b)
EUR	950,000	4.625	09/29/49	1,319,093

				7,186,177

Energy — 1.4%
Anadarko Petroleum Corp.
	$1,600,000	6.375	09/15/17	1,832,268
BP Capital Markets PLC
GBP	1,100,000	4.325	12/10/18	1,792,936
EUR	400,000	4.154	06/01/20	573,796
Dolphin Energy Ltd.(a)
	$1,245,876	5.888	06/15/19	1,341,808
Gaz Capital SA for Gazprom
	1,110,000	9.250	04/23/19	1,380,562
Marathon Petroleum Corp.(a)
	650,000	5.125	03/01/21	658,185
Petrobras International Finance Co.
	490,000	5.375	01/27/21	502,859
Transocean, Inc.
	1,100,000	6.500	11/15/20	1,230,214
	9,000	6.800	03/15/38	9,616
Weatherford International Ltd.
	500,000	9.625	03/01/19	645,413
	1,098,000	5.125	09/15/20	1,115,390

				11,083,047

Financial Companies — 2.6%
American Express Credit Corp.
GBP	1,200,000	5.375	10/01/14	2,053,689
Caisse centrale Desjardins du Quebec(a)
	$1,650,000	2.550	03/24/16	1,669,297
Capital One Capital III
	1,650,000	7.686	08/15/36	1,683,000
FUEL Trust(a)
	2,300,000	3.984	06/15/16	2,281,312
General Electric Capital Corp.
	800,000	4.375	09/16/20	783,150
	4,300,000	4.625	01/07/21	4,321,983

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Financial Companies — (continued)
Nationwide Building Society
EUR	2,550,000	4.625%	09/13/12	$3,795,392
Pemex Project Funding Master Trust
	$1,450,000	5.750	03/01/18	1,587,750
SLM Corp.
	1,700,000	6.250	01/25/16	1,776,931

				19,952,504

Food & Beverage — 0.5%
Anheuser-Busch InBev Worldwide, Inc.
	700,000	7.750	01/15/19	881,957
	500,000	6.875	11/15/19	605,030
	558,000	8.200	01/15/39	763,614
Archer-Daniels-Midland Co.
	1,432,000	4.479	03/01/21	1,491,367

				3,741,968

Insurance — 1.3%
Allianz Finance II BV(b)
EUR	1,500,000	5.750	07/08/41	2,082,190
AON Financial Services Luxembourg SA
	650,000	6.250	07/01/14	1,006,400
Aviva PLC(b)
	1,050,000	6.875	05/22/38	1,524,560
Cloverie PLC for Zurich Insurance Co.(b)
	1,100,000	7.500	07/24/39	1,718,311
Metropolitan Life Global Funding I(a)
	$650,000	2.000	01/10/14	653,526
Old Mutual PLC(b)
EUR	250,000	4.500	01/18/17	358,915
Standard Life PLC(b)
	550,000	6.375	07/12/22	800,374
	1,350,000	5.314	01/06/49	1,774,168

				9,918,444

Metals & Mining — 1.0%
Anglo American Capital PLC(a)
	$3,400,000	9.375	04/08/14	4,064,758
ArcelorMittal
	1,500,000	9.850	06/01/19	1,901,584
Rio Tinto Finance USA Ltd.
	1,158,000	9.000	05/01/19	1,534,962

				7,501,304

Natural Gas — 0.6%
DCP Midstream LLC(a)
	1,820,000	5.350	03/15/20	1,929,078
Energy Transfer Partners LP
	100,000	9.700	03/15/19	127,645
	850,000	9.000	04/15/19	1,055,032
Enterprise Products Operating LLC
	1,150,000	5.200	09/01/20	1,215,250

				4,327,005

Real Estate Investment Trust — 0.4%
HCP, Inc.
	950,000	5.375	02/01/21	975,500
Simon Property Group LP
	2,200,000	5.650	02/01/20	2,381,970

				3,357,470

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Transportation — 0.3%
Transnet Ltd.
	$1,940,000	4.500%	02/10/16	$2,012,750

TOTAL CORPORATE OBLIGATIONS				$204,125,231

Foreign Debt Obligations — 4.7%
Bank Nederlandse Gemeenten
EUR	3,525,000	4.125%	06/28/16	$5,376,839
Bank of America Corp.(b)
	50,000	4.000	03/28/18	66,077
European Investment Bank
	10,000,000	2.875	07/15/16	14,510,980
	10,000,000	3.625	01/15/21	14,558,893
German Postal Pensions Securitisation 2 PLC
	1,050,000	4.250	01/18/17	1,609,936

TOTAL FOREIGN DEBT OBLIGATIONS				$36,122,725

Asset-Backed Securities — 3.9%
Home Equity — 0.5%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(b)
	$821,796	1.186%	10/25/37	$792,229
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(b)
	1,600,000	1.436	10/25/37	1,183,481
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(b)
	2,900,000	1.636	10/25/37	1,325,709
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
	141,330	7.000	09/25/37	102,464
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
	181,573	7.000	09/25/37	126,920

				3,530,803

Student Loans(b) — 3.4%
Access Group, Inc. Series 2004-2, Class A2
	4,000,000	0.424	01/25/16	3,881,073
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
	522,160	0.357	09/25/23	518,652
College Loan Corp. Trust Series 2005-1, Class A2
	4,000,000	0.374	07/25/24	3,986,814
Educational Funding of the South, Inc. Series 2011-1, Class A2
	4,700,000	0.922	04/25/35	4,461,345
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
	1,318,495	1.207	02/25/42	1,300,515
NCUA Guaranteed Notes Series 2010-A1, Class A
	347,385	0.540	12/07/20	348,040
Nelnet Student Loan Trust Series 2010-3A, Class A(a)
	1,502,398	1.054	07/27/48	1,503,828
Nelnet Student Loan Trust Series 2011-1A, Class A(a)
	872,459	1.036	02/25/43	875,211
SLC Student Loan Center Series 2011-1, Class A(a)
	1,754,802	1.406	10/25/27	1,754,800
SLC Student Loan Trust Series 2006-1, Class A4
	3,000,000	0.327	12/15/21	2,952,728
US Education Loan Trust LLC Series 2006-1, Class A2(a)
	794,192	0.384	03/01/25	780,237

Principal		Interest	Maturity
Amount		Rate	Date	Value
Asset-Backed Securities — (continued)
Student Loans(b) — (continued)
Wachovia Student Loan Trust Series 2006-1, Class A4(a)
	$4,000,000	0.354%	04/25/23	$3,946,647

				26,309,890

TOTAL ASSET-BACKED SECURITIES				$29,840,693

Mortgage-Backed Obligations — 19.4%
Adjustable Rate Non-Agency(b) — 0.4%
American Home Mortgage Investment Trust Series 2004-3, Class 1A
	$12,066	0.556%	10/25/34	$11,273
Countrywide Alternative Loan Trust Series 2005-38, Class A1
	270,220	1.778	09/25/35	170,293
Countrywide Alternative Loan Trust Series 2005-82, Class A1
	3,570,787	0.456	02/25/36	2,073,649
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
	1,235,669	0.396	03/20/46	665,671

TOTAL ADJUSTABLE RATE NON-AGENCY				$2,920,886

Collateralized Mortgage Obligations — 5.6%
Arkle Master Issuer PLC Series 2010-2X, Class 2A(b)
EUR	1,500,000	2.925%	05/17/60	$2,181,695
Arran Residential Mortgages Funding PLC Series 2011-1A, Class A1B(a)(b)
	800,000	2.624	11/19/47	1,159,638
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1(b)
	$367,207	3.043	04/20/35	339,316
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(a)(b)
	701,361	0.736	02/25/48	700,599
FHLMC Multifamily Structured Pass-Through Certificates Series K011, Class A2(b)
	3,700,000	4.084	11/25/20	3,780,677
Fosse Master Issuer PLC Series 2011-1X, Class A4(b)
EUR	2,000,000	2.583	10/18/54	2,896,173
GMAC Mortgage Corp. Loan Trust Series 2004-AR1, Class 12A(b)
	$647,397	3.107	06/25/34	607,227
GS Mortgage Securities Trust Series 2007-GG10, Class A4(b)
	2,400,000	5.992	08/10/45	2,580,739
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A(b)
	1,538,094	2.822	08/19/36	960,688
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1(b)
	336,119	2.527	08/25/35	265,250
Lanark Master Issuer PLC Series 2007-1X, Class 3A2(b)
EUR	3,401,259	1.574	12/22/54	4,858,143
Luminent Mortgage Trust Series 2006-5, Class A1A(b)
	$1,514,752	0.376	07/25/36	816,984
NCUA Guaranteed Notes Series 2010-C1, Class APT
	3,732,938	2.650	10/29/20	3,717,073
NCUA Guaranteed Notes Series 2010-R1, Class 1A(b)
	178,496	0.640	10/07/20	178,900
NCUA Guaranteed Notes Series 2010-R1, Class 2A
	184,819	1.840	10/07/20	186,551
NCUA Guaranteed Notes Series 2010-R2, Class 1A(b)
	353,328	0.560	11/06/17	353,659
NCUA Guaranteed Notes Series 2011-R1, Class 1A(b)
	760,015	0.640	01/08/20	761,172
Permanent Master Issuer PLC Series 2006-1, Class 6A1(b)
GBP	800,000	0.939	04/15/20	1,258,441
Permanent Master Issuer PLC Series 2009-1, Class A3(b)
EUR	3,300,000	3.027	07/15/42	4,826,376
Permanent Master Issuer PLC Series 2011-1A, Class 1A3(a)(b)
	2,100,000	2.617	07/15/42	3,042,300

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Collateralized Mortgage Obligations — (continued)
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1(b)
	$1,635,076	1.278%	01/25/46	$937,751
Sequoia Mortgage Trust Series 2004-10, Class A3A(b)
	340,074	0.765	11/20/34	293,426
Silverstone Master Issuer Series 2010-1A, Class A2(a)(b)
EUR	2,500,000	2.843	01/21/55	3,640,126
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1(b)
	$802,524	2.542	05/25/34	710,588
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2(b)
	161,638	2.561	09/25/34	139,228
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1(b)
	837,013	2.675	11/25/34	732,716
Washington Mutual Mortgage Pass-Through Certificates Series 2007-0A1, Class A1A(b)
	1,787,577	0.978	02/25/47	1,056,325

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$42,981,761

Commercial Mortgage-Backed Securities — 1.8%
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP9, Class A3
	$3,000,000	5.336%	05/15/47	$3,197,622
LB-UBS Commercial Mortgage Trust Series 2007-C1, Class A4
	6,426,000	5.424	02/15/40	6,919,984
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3(b)
	3,300,000	5.866	09/15/45	3,588,741

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$13,706,347

Federal Agencies — 11.6%
Adjustable Rate FNMA(b) — 1.1%
	$3,598,726	5.739%	09/01/37	$3,837,141
	1,860,768	6.351	09/01/37	1,984,044
	2,441,526	5.818	10/01/37	2,603,277

				8,424,462

FHLMC — 1.9%
	2,089	5.000	09/01/16	2,239
	26,854	5.000	11/01/16	28,788
	5,453	5.000	12/01/16	5,848
	74,088	5.000	01/01/17	79,535
	137,508	5.000	02/01/17	147,732
	111,305	5.000	03/01/17	119,578
	198,873	5.000	04/01/17	213,656
	7,667	5.000	05/01/17	8,236
	3,010	5.000	06/01/17	3,234
	6,034	5.000	08/01/17	6,482
	516,526	5.000	09/01/17	554,918
	581,622	5.000	10/01/17	624,848
	333,672	5.000	11/01/17	358,469
	367,370	5.000	12/01/17	394,672
	449,167	5.000	01/01/18	483,408
	1,011,359	5.000	02/01/18	1,088,335
	986,374	5.000	03/01/18	1,062,096
	843,498	5.000	04/01/18	908,667
	575,064	5.000	05/01/18	619,578
	142,657	5.000	06/01/18	153,477
	134,182	5.000	07/01/18	144,121
	77,123	5.000	08/01/18	82,907
	50,880	5.000	09/01/18	54,859

Principal		Interest	Maturity
Amount		Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
	$182,760	5.000%	10/01/18	$196,994
	210,266	5.000	11/01/18	226,614
	141,884	5.000	12/01/18	152,977
	101,959	5.000	01/01/19	109,947
	15,183	5.000	02/01/19	16,391
	24,867	5.000	03/01/19	26,845
	98,709	5.000	02/01/37	105,464
	943,524	4.500	09/01/39	983,095
	347,213	4.500	10/01/39	361,819
	150,750	5.000	01/01/40	160,879
	5,000,000	4.000	TBA — 30 yr(c)	4,995,310

				14,482,018

FNMA — 8.5%
	8,749	5.000	04/01/18	9,388
	67,018	5.000	05/01/18	71,909
	8,013	5.000	06/01/18	8,597
	8,034	5.000	11/01/18	8,627
	6,363	5.000	03/01/19	6,861
	8,776	5.000	04/01/19	9,476
	4,000,000	4.506	06/01/19	4,228,592
	1,693,768	3.416	10/01/20	1,662,014
	2,490,576	3.375	11/01/20	2,435,075
	1,295,388	3.632	12/01/20	1,286,802
	795,959	3.763	12/01/20	798,607
	21,667	5.000	08/01/33	23,135
	12,603	5.500	02/01/34	13,705
	11,924	5.500	05/01/34	12,964
	8,017	5.500	10/01/34	8,716
	67,841	5.500	12/01/34	73,750
	17,651	5.500	04/01/35	19,183
	16,400	5.500	07/01/35	17,823
	31,474	6.000	07/01/38	34,567
	140,820	4.500	05/01/39	146,609
	62,988	4.500	06/01/39	65,581
	527,556	4.500	08/01/39	550,066
	44,605	4.500	09/01/39	46,518
	114,572	4.500	10/01/39	119,478
	182,982	4.500	11/01/39	190,773
	264,847	4.500	12/01/39	276,207
	4,996,361	3.500	02/01/41	4,784,117
	5,983,737	3.500	03/01/41	5,729,549
	2,000,000	3.500	TBA — 15yr(c)	2,036,250
	9,000,000	4.000	TBA — 30yr(c)	9,000,000
	4,000,000	4.000	TBA — 15yr(c)	4,165,312
	20,000,000	4.500	TBA — 30yr(c)	20,692,188
	6,000,000	5.000	TBA — 30yr(c)	6,374,063

				64,906,502

GNMA — 0.1%
	872,733	3.950	07/15/25	901,182
	92,861	4.500	10/15/39	98,305

				999,487

TOTAL FEDERAL AGENCIES				$88,812,469

TOTAL MORTGAGE-BACKED OBLIGATIONS				$148,421,463

Government Guarantee Obligations(d) — 3.2%
Achmea Hypotheekbank NV(a)
	$4,800,000	3.200%	11/03/14	$5,038,090
ING Bank NV
EUR	2,600,000	3.375	03/03/14	3,883,535

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Government Guarantee Obligations(d) — (continued)
Kreditanstalt fuer Wiederaufbau
EUR	3,000,000	3.125%	02/25/14	$4,450,166
AUD	3,000,000	6.000	08/20/20	3,149,897
LeasePlan Corp. NV
EUR	2,750,000	3.250	05/22/14	4,089,420
Swedbank AB
	2,550,000	3.375	05/27/14	3,799,684

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$24,410,792

U.S. Treasury Obligations — 1.6%
United States Treasury Bonds
	$890,000	3.875%	08/15/40	$815,151
	2,200,000	4.250	11/15/40	2,150,742
United States Treasury Inflation Protected Securities(e)
	2,196,570	2.375	01/15/27	2,504,770
United States Treasury Notes
	4,200,000	1.750	05/31/16	4,206,762
	900,000	1.500	06/30/16	888,993
	1,400,000	3.125	05/15/21	1,396,066

TOTAL U.S. TREASURY OBLIGATIONS				$11,962,484

	Exercise	Expiration
Contracts	Rate	Date	Value
Options Purchased — 0.5%
Cross Currency Options — 0.0%
Put CHF 3,091,000
Call TRY 5,409,250	1.750%	08/26/11	$1,452
Put EUR 2,024,000
Call TRY 4,513,520	2.230	07/01/11	3
Put EUR 2,046,000
Call GBP 1,825,032	0.892	07/01/11	50
Put EUR 2,244,000
Call TRY 4,936,800	2.200	09/23/11	6,001
Put EUR 2,244,000
Call TRY 5,049,000	2.250	07/22/11	1,321
Put EUR 2,848,000
Call GBP 2,563,200	0.900	07/01/11	2,643
			11,470

Currency Options — 0.0%
Put RUB 84,132,000
Call USD 2,952,000	28.500	07/08/11	502
Put AUD 2,748,000
Call USD 2,899,140	1.055	07/07/11	4,716
Put NZD 2,706,000
Call USD 2,110,680	0.780	07/12/11	610
Put USD 2,226,000
Call MYR 6,778,170	3.045	07/18/11	24,900
Put USD 3,046,000
Call TRY 4,888,830	1.605	07/28/11	20,412
Put USD 7,033,000
Call HKD 54,013,440	7.680	07/01/11	7
			51,147

Interest Rate Swaptions — 0.5%
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.660
24,000,000	3.660	06/29/12	806,113
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.660
24,000,000	3.660	06/29/12	992,493
Credit Suisse First Boston Corp. Put - OTC - 10 year Interest Rate Swap Strike Price 3.660
17,400,000	3.660	02/21/12	589,932
Credit Suisse First Boston Corp. Call - OTC - 10 year Interest Rate Swap Strike Price 3.660
17,400,000	3.660	02/21/12	465,154

	Exercise	Expiration
Contracts	Rate	Date	Value
Options Purchased — (continued)
Interest Rate Swaptions — (continued)
UBS AG (London) Put - OTC - 30 year Interest Rate Swap Strike Price 4.105
8,600,000	4.105%	03/09/12	$425,716
UBS AG (London) Call - OTC - 30 year Interest Rate Swap Strike Price 4.105
8,600,000	4.105	03/09/12	603,067
			3,882,475

TOTAL OPTIONS PURCHASED			$3,945,092

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 2.5%
Commercial Paper — 2.5%
Rabobank
$19,539,019	0.040%	07/01/11	$19,539,019

TOTAL INVESTMENTS — 93.4%			$716,398,927

OTHER ASSETS IN EXCESS OF LIABILITIES — 6.6%			50,348,475

NET ASSETS — 100.0%			$766,747,402

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $92,406,458, which represents approximately 12.1% of net assets as of June 30, 2011.

(b) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(c) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $47,263,123 which represents approximately 6.2% of net assets as of June 30, 2011.

(d) Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $24,410,792, which represents approximately 3.2% of net assets as of June 30, 2011.

(e) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
EURO	— Euro Offered Rate
FDIC	— Federal Deposit Insurance Corp.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
NZDOR	— New Zealand Dollar Offered Rate
OTC	— Over the Counter
SPA	— Stand-by Purchase Agreement

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2011, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Gain

Bank of America Securities LLC	CLP/USD	07/11/11	$746,388	$1,389
	COP/USD	07/15/11	451,560	2,560
	EUR/CHF	09/21/11	744,440	6,420
	EUR/HUF	09/21/11	806,412	870
	HUF/EUR	09/21/11	743,626	4,947
	HUF/USD	09/21/11	1,207,124	10,914
	ILS/USD	09/21/11	375,556	6,555
	KRW/USD	07/27/11	1,484,194	19,194
	PLN/EUR	09/21/11	789,921	580
	TWD/USD	07/25/11	1,480,318	4,318
	USD/CNY	02/08/12	934,893	7,390
	USD/EUR	09/21/11	807,282	7,931
	USD/GBP	09/21/11	537,114	9,856
	USD/HKD	07/05/11	188,470	20
	USD/ILS	09/21/11	275,363	3,637
	USD/SEK	09/21/11	742,423	577
Barclays Bank PLC	AUD/USD	09/21/11	373,605	6,810
	CAD/JPY	09/21/11	196,284	3,414
	EUR/CAD	09/21/11	896,456	6,311
	EUR/GBP	09/21/11	493,655	1,131
	KRW/USD	07/13/11	2,406,486	33,065
	MXN/USD	09/21/11	742,528	6,761
	MYR/USD	08/09/11	1,300,890	5,519
	NOK/SEK	09/21/11	738,015	3,842
	SEK/USD	09/21/11	192,700	700
	USD/EUR	09/21/11	1,352,415	4,611
	USD/GBP	09/21/11	721,497	12,048
	USD/JPY	09/21/11	569,260	2,392
	USD/RUB	07/27/11	1,223,343	3,575
	USD/ZAR	09/21/11	558,667	2,333
	ZAR/USD	07/07/11	193,594	2,915
	ZAR/USD	09/21/11	745,498	7,498
BNP Paribas SA	AUD/USD	09/21/11	1,477,436	11,461
	CAD/CHF	09/21/11	339,629	6,534
	CAD/USD	09/21/11	590,366	5,434
	EUR/USD	09/21/11	811,623	5,572
	MXN/USD	09/21/11	752,521	8,446
	NZD/EUR	09/21/11	736,392	9,569
	NZD/USD	09/21/11	370,744	5,652
	USD/GBP	09/21/11	630,107	1,479
	USD/PLN	09/21/11	442,151	4,849
Citibank NA	CNY/USD	07/25/11	2,057,324	3,270
	CNY/USD	02/08/12	1,761,963	4,849
	EUR/CAD	09/21/11	882,310	5,962
	INR/USD	07/19/11	361,474	1,911
	NZD/USD	09/21/11	152,417	619
	TWD/USD	07/25/11	2,970,402	20,402
	USD/JPY	09/21/11	2,106,554	10,625
Credit Suisse International (London)	AUD/USD	09/21/11	774,805	13,300
	BRL/USD	07/07/11	492,113	10,145
	BRL/USD	07/20/11	755,106	24,106
	CAD/CHF	09/21/11	621,176	13,520
	CAD/USD	09/21/11	1,129,200	18,200
	CHF/EUR	09/21/11	1,906,807	8,757
	EUR/CHF	09/21/11	3,285,348	65,308

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Gain

Credit Suisse International (London) (continued)	EUR/NOK	09/21/11	$371,906	$1,354
	EUR/USD	09/21/11	1,945,869	31,930
	HUF/EUR	09/21/11	749,413	8,962
	JPY/USD	09/21/11	1,303,868	3,868
	KRW/USD	07/05/11	738,329	7,329
	KRW/USD	07/29/11	1,173,333	9,573
	MXN/USD	09/21/11	3,769,023	12,573
	SEK/EUR	09/21/11	1,857,617	12,867
	TRY/CHF	09/21/11	667,621	6,553
	USD/CHF	09/21/11	2,178,515	12,691
	USD/EUR	09/21/11	810,176	1,096
	USD/JPY	09/21/11	723,483	3,517
	USD/RUB	08/01/11	682,834	1,166
Deutsche Bank AG (London)	AUD/JPY	09/21/11	730,502	9,278
	AUD/USD	09/21/11	370,420	2,242
	CAD/EUR	09/21/11	807,282	21,337
	CNY/USD	09/30/11	1,471,342	342
	EUR/CHF	09/21/11	365,731	4,635
	EUR/TRY	09/21/11	436,321	6,382
	IDR/USD	07/25/11	865,621	1,021
	ILS/USD	09/21/11	1,852,402	8,402
	MXN/USD	09/21/11	1,121,039	2,039
	NZD/USD	09/21/11	1,898,208	27,947
	PHP/USD	07/21/11	741,477	5,916
	SGD/USD	09/21/11	797,137	5,655
	USD/CNY	03/14/12	1,343,290	157
	USD/MXN	07/26/11	4,012,191	1,641
	USD/PLN	09/21/11	332,207	3,043
	USD/SEK	07/20/11	5,952,537	31,884
	USD/ZAR	07/07/11	1,286,141	380
HSBC Bank PLC	COP/USD	08/05/11	697,361	361
	USD/MYR	07/07/11	1,304,141	63
JPMorgan Securities, Inc.	AUD/USD	09/21/11	1,503,971	42,921
	CNY/USD	09/30/11	2,945,140	1,140
	CNY/USD	02/08/12	1,770,695	4,461
	EUR/GBP	09/21/11	405,161	5,714
	EUR/JPY	09/21/11	983,139	6,433
	EUR/TRY	09/21/11	433,073	5,290
	EUR/USD	07/27/11	5,122,080	102,534
	ILS/USD	09/21/11	741,311	311
	JPY/EUR	09/21/11	807,282	2,187
	MXN/USD	09/21/11	1,494,706	15,706
	SGD/USD	09/21/11	1,492,078	78
	USD/CZK	09/21/11	1,301,791	10,645
	USD/EUR	09/21/11	1,103,864	7,964
	USD/GBP	09/21/11	735,927	3,109
	USD/JPY	09/21/11	1,372,111	5,889
Morgan Stanley Capital Services, Inc.	BRL/USD	07/07/11	765,172	25,172
	BRL/USD	07/08/11	121,224	1,068
	EUR/GBP	09/21/11	1,332,808	30,023
	EUR/JPY	09/21/11	561,771	2,459
	EUR/PLN	09/21/11	757,038	3,949
	EUR/USD	09/21/11	975,104	19,439
	ILS/USD	09/21/11	1,671,797	12,487
	JPY/EUR	09/21/11	645,826	1,089
	JPY/USD	09/21/11	739,347	2,347
	KRW/USD	07/05/11	738,295	7,295
	KRW/USD	07/13/11	385,171	5,914
	KRW/USD	07/29/11	373,612	4,612
	MXN/USD	09/21/11	1,650,438	21,499
	MYR/USD	07/07/11	969,986	7,030
	MYR/USD	07/20/11	373,734	4,734
	MYR/USD	07/21/11	2,491,330	9,899

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Gain

Morgan Stanley Capital Services, Inc. (continued)	RUB/USD	07/25/11	$1,896,575	$18,259
	USD/EUR	09/21/11	810,176	1,936
	USD/GBP	09/21/11	1,348,397	11,711
	USD/ILS	09/21/11	441,042	5,958
	USD/MYR	07/07/11	1,313,243	1,369
	USD/TRY	09/21/11	1,061,574	11,900
	USD/ZAR	09/21/11	368,642	419
	ZAR/USD	09/21/11	4,388,915	29,527
Royal Bank of Canada	BRL/USD	07/08/11	1,488,932	17,932
	CAD/USD	09/21/11	2,404,540	28,190
	EUR/JPY	09/21/11	733,283	7,449
	EUR/USD	09/21/11	813,069	4,907
Royal Bank of Scotland PLC	CNY/USD	07/25/11	2,086,459	3,381
	CNY/USD	09/30/11	1,472,570	570
	CNY/USD	03/14/12	4,344,131	36,131
	INR/USD	08/05/11	774,721	1,921
	KRW/USD	07/29/11	615,200	326
	MYR/USD	07/07/11	721,546	5,429
	USD/AUD	09/21/11	1,097,372	800
State Street Bank	AUD/USD	09/21/11	1,123,998	28,774
	CAD/EUR	09/21/11	1,507,201	3,003
	CAD/USD	09/21/11	4,382,185	59,944
	EUR/USD	09/21/11	1,127,012	22,999
	MXN/USD	09/21/11	1,617,860	3,817
	NOK/USD	09/21/11	1,268,974	14,974
	NZD/USD	09/21/11	374,039	4,088
	USD/CHF	09/21/11	549,847	2,153
	USD/GBP	09/21/11	920,309	1,722
	USD/JPY	09/21/11	1,171,151	2,849
UBS AG (London)	CNY/USD	02/08/12	1,761,963	5,122
	EUR/CHF	09/21/11	367,579	10,021
	USD/CHF	09/21/11	991,325	7,845
	USD/HUF	07/01/11	2,415,191	60,035
	USD/RUB	07/07/11	608,577	511
	ZAR/USD	09/21/11	739,125	1,125
Westpac Banking Corp.	NZD/USD	09/21/11	1,501,924	34,605
	USD/NZD	09/21/11	777,105	260

TOTAL				$1,521,617

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Loss

Bank of America Securities LLC	CAD/AUD	09/21/11	$771,621	$(58)
	EUR/JPY	09/21/11	649,952	(1,812)
	EUR/PLN	09/21/11	1,134,247	(7,236)
	EUR/USD	09/21/11	807,282	(7,197)
	GBP/EUR	09/21/11	726,554	(10,543)
	JPY/EUR	09/21/11	813,069	(15,245)
	JPY/USD	09/21/11	1,179,433	(6,894)
	MXN/USD	09/21/11	741,962	(38)
	USD/AUD	09/21/11	1,727,921	(18,525)
	USD/BRL	07/27/11	742,942	(13,942)
	USD/COP	07/14/11	562,785	(2,785)
	USD/EUR	09/21/11	729,158	(379)
	USD/HUF	09/21/11	763,920	(25,920)
	USD/KRW	07/05/11	755,876	(12,876)
	USD/KRW	07/13/11	752,477	(14,477)
	USD/PLN	09/21/11	987,898	(21,898)
Barclays Bank PLC	CHF/EUR	09/21/11	1,154,500	(23,668)
	EUR/HUF	09/21/11	765,942	(7,849)
	GBP/EUR	09/21/11	1,216,656	(12,028)

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Loss

Barclays Bank PLC (continued)	GBP/NZD	09/21/11	$602,801	$(22,397)
	IDR/USD	08/05/11	441,748	(252)
	JPY/GBP	09/21/11	1,184,858	(179)
	MYR/USD	07/07/11	2,229,994	(10,006)
	MYR/USD	07/12/11	1,488,060	(6,985)
	NOK/USD	09/21/11	2,195,373	(13,490)
	RUB/USD	07/06/11	1,486,898	(5,102)
	RUB/USD	07/07/11	608,577	(1,768)
	USD/AUD	09/21/11	595,432	(8,528)
	USD/BRL	07/20/11	753,801	(22,801)
	USD/BRL	07/28/11	459,905	(10,905)
	USD/EUR	07/01/11	826,562	(6,417)
	USD/EUR	09/21/11	2,850,083	(3,780)
	USD/GBP	09/21/11	368,765	(963)
	USD/HUF	08/23/11	2,400,343	(23,462)
	USD/JPY	09/21/11	734,063	(3,063)
	USD/MYR	07/07/11	1,304,141	(6,594)
	USD/NZD	09/21/11	921,916	(14,444)
	USD/PLN	08/22/11	5,003,129	(88,858)
	USD/RUB	07/06/11	1,199,625	(11,625)
	USD/RUB	07/25/11	596,684	(6,684)
BNP Paribas SA	AUD/NZD	09/21/11	758,593	(11,384)
	CHF/EUR	09/21/11	374,706	(1,308)
	EUR/USD	09/21/11	2,194,708	(17,496)
	GBP/EUR	09/21/11	1,631,321	(29,980)
	JPY/AUD	09/21/11	596,494	(9,573)
	MXN/USD	09/21/11	741,270	(730)
	NZD/USD	09/21/11	433,358	(113)
	TRY/CHF	09/21/11	401,150	(10,438)
	USD/AUD	09/21/11	315,229	(8,560)
	USD/CAD	09/21/11	1,330,145	(17,145)
	USD/COP	07/15/11	226,748	(1,748)
	USD/EUR	09/21/11	2,841,402	(30,274)
	USD/NZD	09/21/11	651,685	(12,203)
Citibank NA	IDR/USD	08/05/11	868,685	(2,315)
	PHP/USD	07/25/11	856,342	(436)
	SEK/USD	09/21/11	1,260,569	(33,718)
	TRY/USD	09/21/11	558,074	(2,926)
	TWD/USD	07/25/11	1,150,238	(2,650)
	USD/CNY	02/08/12	4,498,020	(5,020)
	USD/KRW	07/13/11	1,497,081	(21,081)
	USD/NOK	09/21/11	1,217,518	(36,518)
	USD/RUB	07/27/11	1,492,018	(16,018)
	USD/SGD	09/21/11	1,501,700	(15,700)
Credit Suisse International (London)	CHF/EUR	09/21/11	810,175	(10,918)
	EUR/USD	09/21/11	1,543,674	(14,015)
	GBP/USD	09/21/11	875,416	(3,518)
	JPY/AUD	09/21/11	1,131,428	(14,855)
	JPY/CAD	09/21/11	374,564	(6,166)
	MYR/USD	07/05/11	728,659	(2,341)
	MYR/USD	07/12/11	1,482,305	(7,007)
	NZD/USD	09/21/11	365,801	(366)
	PLN/EUR	09/21/11	371,813	(4,671)
	SEK/EUR	09/21/11	367,473	(6,669)
	TRY/USD	09/21/11	366,952	(2,048)
	USD/AUD	09/21/11	357,259	(4,872)
	USD/BRL	07/27/11	755,215	(17,215)
	USD/CAD	09/21/11	740,929	(6,929)
	USD/EUR	09/21/11	3,170,718	(36,324)
	USD/GBP	09/21/11	1,481,473	(6,930)
	USD/JPY	09/21/11	564,921	(2,921)
	USD/KRW	07/05/11	720,748	(5,962)
	USD/NZD	09/21/11	1,107,288	(19,330)

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Loss

Credit Suisse International (London) (continued)	USD/RUB	07/25/11	$1,125,092	$(3,092)
	USD/RUB	07/27/11	1,125,239	(18,239)
	USD/SEK	09/21/11	1,708,743	(42,743)
Deutsche Bank AG (London)	CAD/AUD	09/21/11	594,371	(1,828)
	CNY/USD	02/08/12	594,397	(28)
	GBP/EUR	09/21/11	807,282	(10,085)
	GBP/EUR	09/21/11	162,035	(1,524)
	ILS/USD	09/21/11	2,728,773	(22,914)
	INR/USD	08/05/11	869,101	(1,899)
	SEK/EUR	09/21/11	370,366	(235)
	USD/BRL	07/07/11	380,352	(6,852)
	USD/GBP	08/05/11	40,423,452	(150,429)
	USD/MYR	07/20/11	1,134,332	(10,332)
	USD/NZD	09/21/11	461,370	(2,612)
HSBC Bank PLC	CNY/USD	09/30/11	3,225,586	(2,500)
	MYR/USD	10/11/11	1,295,019	(3,383)
	TRY/USD	09/21/11	739,085	(915)
	USD/AUD	07/05/11	6,905,634	(114,991)
	USD/CNY	03/14/12	748,228	(228)
JPMorgan Securities, Inc.	AUD/NZD	09/21/11	598,103	(1,609)
	CHF/CAD	09/21/11	697,393	(2,504)
	GBP/EUR	09/21/11	824,643	(6,423)
	IDR/USD	08/05/11	441,799	(201)
	PLN/USD	09/21/11	3,229,982	(43,053)
	SEK/EUR	09/21/11	745,073	(3,792)
	TRY/USD	09/21/11	365,878	(3,122)
	USD/AUD	09/21/11	1,492,296	(24,769)
	USD/CAD	09/21/11	1,492,644	(17,644)
	USD/CNY	03/14/12	753,879	(1,879)
	USD/EUR	07/27/11	203,947,913	(2,866,983)
	USD/EUR	09/21/11	2,245,344	(36,982)
	USD/ILS	09/21/11	1,135,724	(20,724)
	USD/JPY	07/15/11	62,411,416	(614,922)
	USD/JPY	09/21/11	871,381	(381)
	USD/RUB	07/06/11	676,037	(2,037)
Morgan Stanley Capital Services, Inc.	CAD/AUD	09/21/11	476,558	(118)
	EUR/AUD	09/21/11	737,358	(10,804)
	GBP/EUR	09/21/11	545,422	(7,228)
	ILS/USD	09/21/11	370,369	(631)
	MXN/USD	07/26/11	682,053	(6,234)
	MXN/USD	09/21/11	746,714	(286)
	MYR/USD	07/05/11	728,683	(2,317)
	MYR/USD	10/11/11	2,974,270	(10,918)
	SEK/EUR	09/21/11	434,023	(694)
	TRY/USD	09/21/11	500,968	(3,032)
	USD/BRL	07/07/11	121,254	(1,052)
	USD/CHF	09/21/11	565,386	(3,386)
	USD/CNY	03/14/12	749,565	(1,565)
	USD/COP	07/15/11	225,795	(795)
	USD/EUR	07/01/11	1,157,186	(10,899)
	USD/GBP	09/21/11	742,340	(5,119)
	USD/MXN	09/21/11	1,323,304	(16,304)
	USD/MYR	07/05/11	1,488,831	(13,831)
	USD/SGD	09/21/11	748,828	(5,828)
	USD/TRY	09/21/11	519,682	(2,682)
	ZAR/USD	09/21/11	1,483,619	(9,381)
Royal Bank of Canada	USD/CAD	08/09/11	22,542,741	(345,163)
	USD/ZAR	07/07/11	4,884,280	(184,818)
Royal Bank of Scotland	CNY/USD	09/21/11	2,968,646	(3,354)
	INR/USD	08/05/11	1,073,085	(2,944)
	USD/CAD	09/21/11	620,155	(4,676)
	USD/CNY	03/14/12	749,168	(1,168)
	USD/EUR	09/21/11	2,948,689	(1,024)

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Loss

State Street Bank	CHF/EUR	09/21/11	$813,069	$(1,968)
	EUR/USD	09/21/11	370,366	(2,383)
	GBP/USD	09/21/11	270,133	(3,305)
	JPY/EUR	09/21/11	1,562,482	(25,040)
	JPY/USD	09/21/11	741,857	(1,143)
	SEK/USD	09/21/11	691,109	(624)
	USD/AUD	09/21/11	1,482,743	(14,548)
	USD/CAD	09/21/11	377,773	(5,773)
	USD/EUR	09/21/11	1,495,932	(20,738)
	USD/JPY	09/21/11	1,303,846	(7,846)
	USD/MXN	09/21/11	1,133,630	(13,630)
	USD/NZD	09/21/11	1,511,811	(35,184)
	USD/ZAR	09/21/11	1,285,954	(22,854)
UBS AG (London)	RUB/USD	07/06/11	1,493,837	(163)
	RUB/USD	08/01/11	682,163	(1,837)
	SEK/EUR	09/21/11	898,427	(5,188)
	SEK/NOK	09/21/11	737,616	(16,283)
	USD/AUD	09/21/11	1,096,500	(10,720)
	USD/BRL	07/07/11	755,679	(12,679)
	USD/BRL	07/08/11	2,276,851	(39,851)
	USD/RUB	07/06/11	1,114,785	(8,785)
	USD/ZAR	09/21/11	1,502,986	(26,986)
Westpac Banking Corp.	USD/AUD	08/12/11	6,872,017	(840)
	USD/AUD	09/21/11	370,420	(5,712)
	USD/CAD	09/21/11	749,286	(11,286)
	USD/DKK	07/22/11	3,052,156	(89,300)
	USD/EUR	07/27/11	7,789,663	(123,882)
	USD/NZD	09/21/11	2,184,872	(36,001)

TOTAL				$(6,174,718)

FORWARD SALES CONTRACTS — At June 30, 2011, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(c)	Date	Amount	Value

FNMA (Proceeds Receivable: $2,905,313)	3.500%	TBA — 30yr	07/14/11	$(3,000,000)	$(2,869,453)

FUTURES CONTRACTS — At June 30, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Australia 10 Year Treasury Bonds	11	September 2011	$1,251,267	$(5,246)
Eurodollars	500	September 2011	124,568,750	223,287
Eurodollars	8	December 2011	1,991,600	24,324
Eurodollars	15	March 2012	3,731,813	8,904
Eurodollars	(1)	June 2012	(248,462)	(615)
Eurodollars	(743)	September 2012	(184,226,850)	(797,422)
Eurodollars	5	December 2012	1,236,625	(1,886)
Eurodollars	(83)	March 2013	(20,476,100)	(164,837)
Eurodollars	5	June 2013	1,230,188	(2,886)
Japan 10 Year Goverment Bond	17	September 2011	29,782,995	25,256
U.K. Life Long Gilt	(10)	September 2011	(1,928,349)	32,714
Ultra Long U.S. Treasury Bonds	21	September 2011	2,651,250	1,934
2 Year German Euro-Schatz	24	September 2011	3,743,300	7,086
5 Year German Euro-Bobl	47	September 2011	7,945,747	27,588
10 Year German Euro-Bund	(38)	September 2011	(6,914,662)	36,844
2 Year U.S. Treasury Notes	800	September 2011	175,475,000	(144,665)
5 Year U.S. Treasury Notes	(80)	September 2011	(9,535,625)	56,743
10 Year U.S. Treasury Notes	42	September 2011	5,137,781	(5,319)
30 Year U.S. Treasury Bonds	177	September 2011	21,776,531	(66,409)

TOTAL				$(744,605)

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2011, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

					Rates Exchanged			Upfront
	Notional				Payments	Payments		Payments
	Amount			Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)			Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Barclays Bank PLC		$156,650	(a)	06/30/13	3 month LIBOR	0.750%	$(2,541)	$(82,776)	$80,235
	GBP	4,770	(a)	07/25/16	6 month BP	3.100	(200,060)	—	(200,060)
		11,120	(a)	07/25/16	6 month BP	3.230	(576,068)	(17,548)	(558,520)
		8,130	(a)	07/25/21	3.930%	6 month BP	402,363	—	402,363
		18,950	(a)	07/25/21	4.026	6 month BP	1,189,868	39,863	1,150,005
		4,140	(a)	07/25/26	6 month BP	4.220	(196,857)	—	(196,857)
		9,640	(a)	07/25/26	6 month BP	4.298	(598,643)	(25,756)	(572,887)
BNP Paribas, Inc.		$8,825	(a)	12/21/13	1.250	3 month LIBOR	38,549	58,642	(20,093)
Citibank NA	KRW	8,068,285		07/15/14	3.905	3 month KWCDC	16,226	—	16,226
	EUR	7,740		11/05/15	2.096	6 month EURO	(141,711)	—	(141,711)
		22,250	(a)	12/21/16	6 month EURO	3.250	(378,754)	(441,885)	63,131
		$8,200	(a)	07/07/24	4.520	3 month LIBOR	—	—	—
	EUR	1,950	(a)	12/21/41	3.750	6 month EURO	(64,540)	(1,610)	(62,930)
		$4,600	(a)	07/07/44	3 month LIBOR	4.625	—	—	—
Credit Suisse First Boston Corp	AUD	11,300	(a)	12/21/13	5.250	3 month AUDOR	46,133	28,546	17,587
	NZD	15,750	(a)	12/21/13	3 month NZDOR	3.750	5,627	23,041	(17,414)
	EUR	53,600	(a)	03/18/14	6 month EURO	3.120	(320,814)	—	(320,814)
	GBP	1,075		02/08/16	3.168	6 month BP	73,209	—	73,209
		890		02/15/16	3.210	6 month BP	62,723	—	62,723
		1,770		02/16/16	3.201	6 month BP	123,355	—	123,355
		1,960		02/18/16	3.124	6 month BP	124,434	—	124,434
	EUR	36,800	(a)	03/18/16	3.445	6 month EURO	452,313	—	452,313
		$16,550	(a)	12/21/16	2.500	3 month LIBOR	95,154	113,708	(18,554)
	JPY	894,000	(a)	12/21/16	0.750	6 month JYOR	71,787	69,955	1,832
	EUR	8,500	(a)	03/18/20	6 month EURO	3.805	(132,265)	—	(132,265)
		$15,625	(a)	12/21/21	3 month LIBOR	3.500	(11,784)	(107,967)	96,183
		11,300	(a)	07/07/24	4.533	3 month LIBOR	—	—	—
		550	(a)	12/21/41	4.250	3 month LIBOR	7,235	15,665	(8,430)
		6,300	(a)	07/07/44	3 month LIBOR	4.631	—	—	—
Deutsche Bank Securities, Inc.	EUR	41,000	(a)	03/18/14	6 month EURO	3.120	(245,399)	—	(245,399)
		38,600	(a)	07/04/14	6 month EURO	2.795	—	—	—
	GBP	350		02/11/16	3.188	6 month BP	24,235	—	24,235
	NZD	3,950		02/14/16	3 month NZDOR	4.688	(103,317)	—	(103,317)
		750		02/15/16	3 month NZDOR	4.690	(19,595)	—	(19,595)
		5,310		02/18/16	3 month NZDOR	4.700	(139,372)	—	(139,372)
		4,350		02/22/16	3 month NZDOR	4.683	(110,576)	—	(110,576)
	EUR	28,400	(a)	03/18/16	3.455	6 month EURO	360,310	—	360,310
		26,400	(a)	07/04/16	3.250	6 month EURO	—	—	—
		$5,100	(a)	12/21/16	2.500	3 month LIBOR	29,762	100,595	(70,833)
	EUR	6,500	(a)	03/18/20	6 month EURO	3.815	(106,727)	—	(106,727)
		6,100	(a)	07/04/20	6 month EURO	3.718	—	—	—
Morgan Stanley Capital Services, Inc.	GBP	13,750	(a)	12/21/16	6 month BP	3.000	(204,689)	(117,264)	(87,425)
		$3,725	(a)	05/15/37	3 month LIBOR	4.000	56,700	18,625	38,075
Royal Bank of Canada	CAD	8,770		11/03/15	6 month CDOR	2.140	71,230	—	71,230
		13,320		11/04/15	6 month CDOR	2.115	123,907	—	123,907
	EUR	11,710		11/08/15	2.118	6 month EURO	(200,727)	—	(200,727)
	GBP	950		02/09/16	3.195	6 month BP	66,571	—	66,571
		900		02/10/16	3.180	6 month BP	61,911	—	61,911
UBS AG (London)	JPY	4,489,000	(a)	02/06/13	0.466	6 month JYOR	41,561	—	41,561
		2,981,000	(a)	02/06/15	6 month JYOR	0.628	(180,504)	—	(180,504)

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged			Upfront
	Notional				Payments	Payments		Payments
	Amount			Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)			Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

UBS AG (London) (continued)	NZD	2,075		02/11/16	3 month NZDOR	4.635%	$(50,174)	$—	$(50,174)
	CHF	5,400		01/06/17	2.105%	6 month CHFOR	278,414	—	278,414
	JPY	645,000	(a)	02/06/19	1.133	6 month JYOR	131,353	—	131,353

TOTAL							$(30,187)	$(326,166)	$295,979

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2011.

CREDIT DEFAULT SWAP CONTRACTS

					Credit
		Notional	Rates Received		Spread at		Upfront Payments
	Referenced	Amount	(Paid) by	Termination	June 30, 2011	Market	Made (Received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	(Basis Points)(b)	Value	by the Fund	Gain (Loss)

Protection Purchased:
Credit Suisse First Boston Corp.	iTraxx SovX Western Europe Series 5	$2,100	(1.000)%	06/20/16	217	$109,111	$121,675	$(12,564)
Deutsche Bank Securities, Inc.	iTraxx SovX Western Europe Series 5	14,290	(1.000)	06/20/16	217	743,378	784,750	(41,372)
HSBC Bank PLC	iTraxx SovX Western Europe Series 5	4,900	(1.000)	06/20/16	217	255,135	255,311	(176)
JPMorgan Securities, Inc.	iTraxx SovX Western Europe Series 5	2,700	(1.000)	06/20/16	217	140,585	119,578	21,007
Morgan Stanley Capital Services, Inc.	iTraxx SovX Western Europe Series 5	9,900	(1.000)	06/20/16	217	515,478	429,673	85,805

TOTAL						$1,763,687	$1,710,987	$52,700

(b) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS

INTEREST RATE SWAPTION CONTRACTS — At June 30, 2011, the fund had outstanding written swaptions as follows:

		Notional
		Amount		Expiration	Strike	Market	Premiums	Unrealized
Counterparty	Description	(000s)		Date	Price	Value	Received	Gain (Loss)

Barclays Bank PLC	Put - OTC - 10 year Interest Rate Swap for the obligation to pay a fixed rate versus the 6 month EURO maturing on July 13, 2021	EUR	4,375	07/11/11	3.350%	$(12,956)	$(43,807)	$30,851
	Call - OTC - 10 year Interest Rate Swap for the obligation to receive a fixed rate versus the 6 month EURO maturing on July 13, 2021		4,375	07/11/11	3.350	(49,292)	(43,805)	(5,487)

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
INTEREST RATE SWAPTION CONTRACTS (continued)

		Notional
		Amount		Expiration	Strike	Market	Premiums	Unrealized
Counterparty	Description	(000s)		Date	Price	Value	Received	Gain (Loss)

Credit Suisse First Boston Corp.	Put - OTC - 10 year Interest Rate Swap for the obligation to pay a fixed rate versus the 6 month EURO maturing on July 6, 2021	EUR	3,775	07/04/11	3.345%	$(3,251)	$(40,756)	$37,505
	Call - OTC - 10 year Interest Rate Swap for the obligation to receive a fixed rate versus the 6 month EURO maturing on July 6, 2021		3,775	07/04/11	3.345	(34,251)	(40,756)	6,505
Deutsche Bank Securities, Inc.	Put - OTC - 10 year Interest Rate Swap for the obligation to pay a fixed rate versus the 6 month EURO maturing on July 6, 2021		4,225	07/04/11	3.345	(3,638)	(45,614)	41,976
	Call - OTC - 10 year Interest Rate Swap for the obligation to receive a fixed rate versus the 6 month EURO maturing on July 6, 2021		4,225	07/04/11	3.345	(38,333)	(45,614)	7,281
JPMorgan Securities, Inc.	Put - OTC - 10 year Interest Rate Swap for the obligation to pay a fixed rate versus the 6 month EURO maturing on July 13, 2021		3,625	07/11/11	3.350	(10,735)	(35,463)	24,728
	Call - OTC - 10 year Interest Rate Swap for the obligation to receive a fixed rate versus the 6 month EURO maturing on July 13, 2021		3,625	07/11/11	3.350	(40,843)	(35,463)	(5,380)

TOTAL		EUR	32,000			$(193,299)	$(331,278)	$137,979

For the period ended June 30, 2011, the Fund had the following written swaptions activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding March 31, 2011	31,000	$(329,762)

Contracts Written	146,898	(1,475,246)
Contracts Bought to Close	(71,205)	724,462
Contracts Expired	(74,693)	749,268

Contracts Outstanding June 30, 2011	32,000	$(331,278)

TAX INFORMATION — At June 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$686,183,300

Gross unrealized gain	41,140,083
Gross unrealized loss	(10,924,456)

Net unrealized security gain	$30,215,627

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments
June 30, 2011 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — 33.0%
Aerospace & Defense(a) — 0.2%
L-3 Communications Corp.
	$3,676,000	6.375%		10/15/15	$3,772,495

Automotive — 0.3%
Ford Motor Co.
	5,500,000	7.450		07/16/31	6,242,500

Banks — 14.7%
Akbank TAS
	7,200,000	5.125		07/22/15	7,146,000
ANZ Capital Trust II(a)(b)
	11,125,000	5.360		11/29/49	11,319,687
Bank of Scotland PLC(b)
	19,800,000	5.000		11/21/11	20,088,823
	3,100,000	5.250		02/21/17	3,314,734
Caisse centrale Desjardins du Quebec(b)
	2,700,000	2.550		03/24/16	2,731,577
Canadian Imperial Bank of Commerce(b)
	3,000,000	2.750		01/27/16	3,069,450
Capital One Capital III(a)
	11,062,000	7.686		08/15/36	11,283,240
Cie de Financement Foncier
	7,100,000	1.625		07/23/12	7,131,417
	900,000	1.625	(b)	07/23/12	907,222
	19,200,000	2.125	(b)	04/22/13	19,486,349
Citigroup Capital XXI(a)(c)
	6,000,000	8.300		12/21/57	6,120,000
DnB NOR Boligkreditt AS(b)
	20,095,000	2.100		10/14/15	19,859,748
	13,700,000	2.900		03/29/16	13,944,627
ING Bank NV(b)
	10,800,000	2.500		01/14/16	10,610,449
Landesbank Baden-Wuerttemberg(b)(c)
	33,100,000	0.467		06/22/12	33,100,000
MUFG Capital Finance 1 Ltd.(a)(c)
	6,925,000	6.346		07/25/49	7,028,875
Nordea Bank Norge ASA(b)(c)
	16,900,000	0.714		04/07/14	16,904,665
Regions Bank
	7,050,000	7.500		05/15/18	7,261,500
Resona Preferred Global Securities Ltd.(a)(b)(c)
	10,550,000	7.191		07/30/49	10,566,722
Sparebank 1 Boligkreditt AS(b)
	20,500,000	1.250		10/25/13	20,479,028
	15,800,000	2.625		05/27/16	15,820,003
Stadshypotek AB(b)
	20,180,000	1.450		09/30/13	20,311,594
Swedbank Hypotek AB(b)(c)
	6,600,000	0.696		03/28/14	6,597,950
WM Covered Bond Program
EUR	41,700,000	3.875		09/27/11	60,725,522

					335,809,182

Building Materials — 0.5%
Cemex Finance LLC(a)
	$4,200,000	9.500		12/14/16	4,359,497
Cemex SAB de CV(b)(c)
	8,530,000	5.246		09/30/15	8,210,599

					12,570,096

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Chemicals(a) — 0.9%
Huntsman International LLC
$12,500,000	5.500%	06/30/16	$12,312,500
Lyondell Chemical Co.
7,050,000	11.000	05/01/18	7,860,750

			20,173,250

Electric(a) — 0.6%
Calpine Construction Finance Co. LP(b)
4,350,000	8.000	06/01/16	4,643,625
NRG Energy, Inc.
1,550,000	7.375	01/15/17	1,623,625
4,750,000	7.875 (b)	05/15/21	4,738,125
The AES Corp.(b)
2,250,000	7.375	07/01/21	2,289,375

			13,294,750

Energy — 1.6%
Arch Coal, Inc.(a)(b)
6,500,000	7.000	06/15/19	6,532,500
Cimarex Energy Co.(a)
730,000	7.125	05/01/17	766,500
Gaz Capital SA for Gazprom(d)
8,950,000	9.250	04/23/19	11,131,562
Newfield Exploration Co.(a)
1,721,000	6.625	04/15/16	1,776,932
1,550,000	7.125	05/15/18	1,646,875
Plains Exploration & Production Co.(a)
2,624,000	7.750	06/15/15	2,702,720
1,200,000	10.000	03/01/16	1,347,000
1,100,000	7.625	06/01/18	1,155,000
Range Resources Corp.(a)
150,000	7.500	10/01/17	159,000
950,000	7.250	05/01/18	1,001,063
SandRidge Energy, Inc.(a)(b)
7,750,000	7.500	03/15/21	7,866,250

			36,085,402

Entertainment(a) — 0.3%
MU Finance PLC(b)
275,000	8.375	02/01/17	294,250
Universal City Development Partners Ltd.
489,000	8.875	11/15/15	542,790
4,750,000	10.875	11/15/16	5,652,500

			6,489,540

Gaming(a) — 0.4%
CityCenter Holdings LLC(b)(e)
2,500,000	10.750	01/15/17	2,706,250
MGM Resorts International
5,925,000	10.375	05/15/14	6,724,875
500,000	11.125	11/15/17	570,000

			10,001,125

Health Care — Medical Products(a) — 0.6%
ConvaTec Healthcare E SA(b)
5,900,000	10.500	12/15/18	6,091,750
DJO Finance LLC/DJO Finance Corp.
6,455,000	10.875	11/15/14	6,858,437

			12,950,187

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Health Care — Services(a) — 1.1%
CDRT Merger Sub, Inc.(b)
$2,000,000	8.125%		06/01/19	$1,987,500
Community Health Systems, Inc.
2,500,000	8.875		07/15/15	2,575,000
Fresenius Medical Care US Finance, Inc.(b)
9,400,000	5.750		02/15/21	9,094,500
HCA, Inc.
6,280,000	9.250		11/15/16	6,664,650
4,145,000	9.625	(e)	11/15/16	4,393,700

				24,715,350

Life Insurance(a)(b)(c) — 0.1%
AXA SA
3,750,000	6.463		12/14/49	3,244,576

Media — Cable(a) — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
3,150,000	7.000		01/15/19	3,244,500
Charter Communications Operating LLC(b)
3,951,000	10.875		09/15/14	4,336,223
DISH DBS Corp.(b)
5,200,000	6.750		06/01/21	5,330,000
Virgin Media Finance PLC
5,125,000	9.500		08/15/16	5,797,656

				18,708,379

Media — Non Cable(a) — 0.5%
Nielsen Finance LLC
4,032,000	11.500		05/01/16	4,697,280
Sirius XM Radio, Inc.(b)
2,850,000	9.750		09/01/15	3,135,000
Univision Communications, Inc.(b)
3,000,000	8.500		05/15/21	2,970,000
XM Satellite Radio, Inc.(b)
500,000	13.000		08/01/13	586,250

				11,388,530

Metals & Mining(a) — 0.6%
Calcipar SA(b)
4,000,000	6.875		05/01/18	3,996,846
FMG Resources (August 2006) Pty Ltd.(b)
6,725,000	6.875		02/01/18	6,844,892
Steel Dynamics, Inc.
3,375,000	7.750		04/15/16	3,543,750

				14,385,488

Noncaptive — Financial — 1.5%
Alrosa Finance SA
6,890,000	7.750		11/03/20	7,484,262
CIT Group, Inc.(a)
2,003,157	7.000		05/01/14	2,033,205
General Motors Financial Co., Inc.(a)(b)
5,000,000	6.750		06/01/18	5,000,000
GEO Maquinaria(a)
3,700,000	9.625	(b)	05/02/21	3,774,000
730,000	9.625		05/02/21	744,600
International Lease Finance Corp.
4,950,000	8.250		12/15/20	5,370,750
Springleaf Finance Corp.
450,000	4.875		07/15/12	446,625
1,875,000	5.375		10/01/12	1,865,625

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Noncaptive — Financial — (continued)
TNK-BP Finance SA
$3,000,000	7.500%	07/18/16	$3,397,500
3,560,000	7.875	03/13/18	4,076,200

			34,192,767

Packaging(a)(b) — 0.4%
Plastipak Holdings, Inc.
1,915,000	8.500	12/15/15	1,996,388
Reynolds Group Holdings Ltd.
8,350,000	8.250	02/15/21	7,807,250

			9,803,638

Paper(a) — 0.4%
PE Paper Escrow GmbH(b)
5,114,000	12.000	08/01/14	5,861,923
Rock-Tenn Co.
3,000,000	5.625	03/15/13	3,097,500

			8,959,423

Pipelines(a) — 0.8%
Carrizo Oil & Gas, Inc.(d)
117,000	4.375	06/01/28	117,510
Enterprise Products Operating LLC(c)
1,800,000	8.375	08/01/66	1,926,326
6,425,000	7.034	01/15/68	6,695,483
Goodrich Petroleum Corp.(d)
863,000	3.250	12/01/26	867,815
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
3,160,000	8.750	04/15/18	3,428,600
Regency Energy Partners LP
5,000,000	6.500	07/15/21	5,062,500

			18,098,234

Printing(a) — 0.0%
SGS International, Inc.
1,040,000	12.000	12/15/13	1,068,600

Property/Casualty Insurance(a)(c) — 0.8%
The Chubb Corp.
11,875,000	6.375	03/29/67	12,350,000
ZFS Finance USA Trust IV(b)
5,421,000	5.875	05/09/32	5,472,283

			17,822,283

Real Estate Investment Trust(a)(b) — 0.1%
Realogy Corp.
1,925,000	7.875	02/15/19	1,915,375

Retailers(a) — 0.7%
Burlington Coat Factory Warehouse Corp.(b)
1,700,000	10.000	02/15/19	1,674,500
CVS Caremark Corp.(c)
3,525,000	6.302	06/01/37	3,419,225
J. Crew Group, Inc.(b)
4,150,000	8.125	03/01/19	4,025,500
Limited Brands, Inc.
7,450,000	6.625	04/01/21	7,599,000

			16,718,225

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Services Cyclical — Business Services — 0.4%
ACCO Brands Corp.
	$3,760,000	10.625%	03/15/15	$4,192,400
Equinix, Inc.(a)
	1,150,000	8.125	03/01/18	1,253,500
First Data Corp.(a)(b)
	3,500,000	12.625	01/15/21	3,745,000

				9,190,900

Services Cyclical — Consumer Services(a) — 0.1%
Service Corp. International
	1,665,000	7.000	05/15/19	1,748,250

Services Cyclical — Rental Equipment(a) — 0.7%
Ashtead Capital, Inc.(b)
	8,400,000	9.000	08/15/16	8,757,000
RSC Equipment Rental, Inc.
	1,795,000	9.500	12/01/14	1,848,850
RSC Equipment Rental/RSC Holdings Inc.
	2,065,000	10.000 (b)	07/15/17	2,302,475
	3,125,000	8.250	02/01/21	3,121,094

				16,029,419

Technology — 1.3%
Alcatel-Lucent
EUR	1,750,000	8.500	01/15/16	2,663,845
CDW LLC/CDW Finance(a)(b)
	6,000,000	8.500	04/01/19	5,895,000
CommScope, Inc.(a)(b)
	$3,500,000	8.250	01/15/19	3,605,000
Fidelity National Information Services, Inc.(a)
	7,750,000	7.625	07/15/17	8,253,750
Freescale Semiconductor, Inc.(a)(b)
	4,500,000	8.050	02/01/20	4,500,000
SunGard Data Systems, Inc.(a)
	2,500,000	10.625	05/15/15	2,693,750
	2,650,000	7.375	11/15/18	2,650,000

				30,261,345

Wireless Telecommunications — 1.9%
Crown Castle International Corp.(a)
	547,000	9.000	01/15/15	593,495
Intelsat Jackson Holdings SA(a)(b)
	5,000,000	7.250	04/01/19	4,962,500
Intelsat Luxembourg SA(a)(e)
	9,468,750	11.500	02/04/17	10,226,250
Nextel Communications, Inc.(a)
	971,000	6.875	10/31/13	977,069
Sprint Capital Corp.(a)
	2,450,000	6.900	05/01/19	2,529,625
	3,500,000	6.875	11/15/28	3,325,000
Telemar Norte Leste SA(a)
	4,070,000	5.500	10/23/20	3,984,254
VimpelCom Holdings BV(b)
	1,700,000	7.504	03/01/22	1,668,519
VIP Finance Ireland Ltd. for OJSC Vimpel Communications(b)
	1,660,000	6.493	02/02/16	1,703,575
	5,980,000	7.748	02/02/21	6,144,450
Wind Acquisition Finance SA(a)(b)
	6,900,000	7.250	02/15/18	7,210,500

				43,325,237

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Wirelines Telecommunications — 0.7%
Portugal Telecom International Finance BV
EUR	1,600,000	3.750%	03/26/12	$2,279,218
Qwest Communications International, Inc.(a)
	$6,150,000	8.000	10/01/15	6,666,600
Windstream Corp.(a)
	1,865,000	8.625	08/01/16	1,944,262
	5,000,000	7.750	10/01/21	5,225,000

				16,115,080

TOTAL CORPORATE OBLIGATIONS				$755,079,626

Mortgage-Backed Obligations — 41.2%
Adjustable Rate Non-Agency(c) — 10.4%
American Home Mortgage Assets Series 2007-2, Class A1
	$2,719,534	0.311%	03/25/47	$1,532,481
Bear Stearns Mortgage Funding Trust Series 2006-AR1, Class 2A1
	1,482,747	0.406	08/25/36	878,525
Bear Stearns Mortgage Funding Trust Series 2007-AR4, Class 1A1
	6,575,799	0.386	09/25/47	3,961,701
Countrywide Alternative Loan Trust Series 2005-61, Class 1A1
	1,178,307	0.446	12/25/35	856,914
Countrywide Alternative Loan Trust Series 2005-76, Class 1A1
	3,482,202	1.758	01/25/36	2,506,859
Countrywide Alternative Loan Trust Series 2005-81, Class A1
	12,102,795	0.466	02/25/37	6,511,920
Countrywide Alternative Loan Trust Series 2005-9CB, Class 1A5
	2,401,578	0.686	05/25/35	1,858,396
Countrywide Alternative Loan Trust Series 2007-OA11, Class A1A
	2,626,779	1.558	11/25/47	1,390,041
Countrywide Alternative Loan Trust Series 2007-OA2, Class 2A1
	16,715,798	0.316	03/25/47	8,265,200
Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2006-OA1, Class A1
	725,171	0.386	02/25/47	425,202
Downey Savings & Loan Association Mortgage Loan Trust Series 2006-AR2, Class 2A1A
	29,462,322	0.386	11/19/37	19,232,535
Harborview Mortgage Loan Trust Series 2006-09, Class 2A1A
	6,682,385	0.396	11/19/36	4,095,979
Harborview Mortgage Loan Trust Series 2006-14, Class 2A1A
	111,865	0.336	01/25/47	60,910
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
	1,680,594	2.527	08/25/35	1,326,251
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
	1,452,127	4.970	09/25/35	1,224,762
Indymac Index Mortgage Loan Trust Series 2005-AR23, Class 6A1
	9,300,403	5.181	11/25/35	7,323,006
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
	7,038,439	0.406	04/25/46	3,898,694
Indymac Index Mortgage Loan Trust Series 2007-FLX4, Class 2A1
	11,396,737	0.366	07/25/37	7,884,139
Lehman XS Trust Series 2006-GP1, Class A2A
	8,021,994	0.356	05/25/46	6,375,969
Lehman XS Trust Series 2007-15N, Class 4A1
	14,911,057	1.086	08/25/47	8,281,209
Lehman XS Trust Series 2007-16N, Class 2A2
	745,930	1.036	09/25/47	496,681
Lehman XS Trust Series 2007-7N, Class 1A1A
	33,584,642	0.406	06/25/47	19,423,668
Luminent Mortgage Trust Series 2006-6, Class A1
	13,079,810	0.386	10/25/46	8,690,770

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(c) — (continued)
Luminent Mortgage Trust Series 2006-7, Class 2A1
$15,456,914	0.356%	12/25/36	$9,004,963
Luminent Mortgage Trust Series 2007-2, Class 2A1
3,596,492	0.416	05/25/37	1,924,224
Master Adjustable Rate Mortgages Trust Series 2007-3, Class 12A1
2,648,053	0.386	05/25/47	1,392,136
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
9,135,988	1.278	01/25/46	5,239,683
Residential Accredit Loans, Inc. Series 2006-QO10, Class A1
9,237,487	0.346	01/25/37	5,519,200
Residential Accredit Loans, Inc. Series 2007-QH2, Class A1
767,245	0.326	03/25/37	471,661
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
23,647,689	6.477	11/25/37	11,650,367
Residential Accredit Loans, Inc. Series 2007-QO3, Class A1
23,847,649	0.346	03/25/47	13,445,965
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A1
10,909,245	3.176	09/25/35	8,276,627
Structured Adjustable Rate Mortgage Loan Trust Series 2006-04, Class 5A1
10,534,909	5.608	05/25/36	8,741,563
Structured Asset Mortgage Investments, Inc. Series 2005-AR7, Class 5A1
2,283,964	1.738	03/25/46	1,265,842
Structured Asset Mortgage Investments, Inc. Series 2006-AR6, Class 1A3
825,854	0.376	07/25/46	465,974
Structured Asset Mortgage Investments, Inc. Series 2006-AR7, Class A1A
877,810	0.396	08/25/36	561,463
Structured Asset Mortgage Investments, Inc. Series 2006-AR8, Class A1A
7,010,662	0.386	10/25/36	4,226,483
Structured Asset Mortgage Investments, Inc. Series 2007-AR7, Class 1A1
2,508,092	1.036	05/25/47	1,439,485
Thornburg Mortgage Securities Trust Series 2006-4, Class A1
6,932,876	0.316	07/25/36	6,917,049
Thornburg Mortgage Securities Trust Series 2006-5, Class A2
7,484,501	0.366	10/25/46	7,456,956
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6, Class 2A1A
704,966	0.416	04/25/45	569,291
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 1A1A
608,526	0.456	07/25/45	489,828
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR15, Class 1A
7,220,685	1.118	11/25/46	4,489,171
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR17, Class 1A
13,389,160	1.098	12/25/46	8,239,504
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR4, Class 1A1A
8,740,765	1.218	05/25/46	6,868,448
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR5, Class 4A
2,671,624	1.268	06/25/46	1,219,866
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA2, Class 2A
14,722,967	0.978	01/25/47	6,481,913
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA4, Class 1A
9,118,838	1.048	05/25/47	5,849,939

			238,709,413

Principal		Interest	Maturity
Amount		Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Collateralized Mortgage Obligations — 8.7%
Regular Floater(c) — 2.2%
Arkle Master Issuer PLC Series 2010-2A, Class 1A1(b)
	$1,200,000	1.661%	05/17/60	$1,200,776
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12
	2,560,860	0.986	12/25/35	1,765,102
Fosse Master Issuer PLC Series 2011-1A, Class A2(b)
	9,300,000	1.619	10/18/54	9,287,288
Granite Mortgages PLC Series 2003-2, Class 3A
GBP	4,844,693	1.299	07/20/43	7,450,983
Granite Mortgages PLC Series 2003-3, Class 2A
EUR	356,637	1.718	01/20/44	495,608
Granite Mortgages PLC Series 2004-3, Class 2A2
	132,407	1.634	09/20/44	183,996
Holmes Master Issuer PLC Series 2010-1A, Class A2(b)
	$900,000	1.678	10/15/54	901,546
NCUA Guaranteed Notes Series 2011-R2, Class 1A
	3,536,222	0.585	02/06/20	3,539,399
NCUA Guaranteed Notes Series 2011-R3, Class 1A
	5,192,660	0.586	03/11/20	5,201,179
NCUA Guaranteed Notes Series 2011-R4, Class 1A
	6,995,962	0.565	03/06/20	7,000,881
Permanent Master Issuer PLC Series 2006-1, Class 6A1
GBP	500,000	0.939	04/15/20	786,525
Permanent Master Issuer PLC Series 2009-1, Class A2
	3,200,000	2.519	07/15/42	5,179,698
Permanent Master Issuer PLC Series 2011-1A, Class 1A3
EUR	3,300,000	2.617	07/15/42	4,780,757
Silverstone Master Issuer Series 2010-1A, Class A1(b)
	$2,600,000	1.674	01/21/55	2,599,993

				50,373,731

Sequential Fixed Rate — 5.5%
Banc of America Funding Corp. Series 2007-8, Class 2A1
	4,475,872	7.000	10/25/37	3,217,462
BCAP LLC Trust Series 2007-AA2, Class 2A7
	4,090,481	6.000	04/25/37	2,990,705
Citicorp Mortgage Securities, Inc. Series 2007-4, Class 2A1
	1,075,578	5.500	05/25/22	1,063,157
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7
	2,809,869	6.000	01/25/37	2,039,784
Citimortgage Alternative Loan Trust Series 2007-A4, Class 1A5
	9,935,310	5.750	04/25/37	7,206,279
Countrywide Alternative Loan Trust Series 2005-77T1, Class 1A2
	5,906,553	6.000	02/25/36	4,297,725
Countrywide Alternative Loan Trust Series 2007-06, Class A4
	1,800,000	5.750	04/25/47	1,148,381
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A7
	1,998,254	6.000	08/25/37	1,596,154
Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A25
	1,180,560	6.000	08/25/37	900,584
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-1, Class A4
	18,388,622	6.000	03/25/37	16,105,728
Credit Suisse Mortgage Capital Certificates Trust Series 2006-8, Class 4A1
	1,091,738	6.500	10/25/21	852,197
JPMorgan Alternative Loan Trust Series 2008-R2, Class A1(b)
	17,906,563	6.000	11/25/36	13,579,802
Morgan Stanley Mortgage Loan Trust Series 2005-4, Class 1A
	4,017,417	5.000	08/25/35	3,937,826
Morgan Stanley Mortgage Loan Trust Series 2006-2, Class 1A
	9,983,106	5.250	02/25/21	9,391,026

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
Morgan Stanley Mortgage Loan Trust Series 2006-2, Class 2A3
$11,591,292	5.750%	02/25/36	$9,792,989
Residential Accredit Loans, Inc. Series 2006-QS12, Class 1A1
11,338,827	6.500	09/25/36	7,193,298
Residential Accredit Loans, Inc. Series 2006-QS2, Class 1A9
1,516,909	5.500	02/25/36	1,004,293
Residential Accredit Loans, Inc. Series 2006-QS4, Class A9
7,933,262	6.000	04/25/36	5,568,890
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A13
2,610,698	6.000	06/25/36	1,682,207
Residential Accredit Loans, Inc. Series 2006-QS7, Class A1
1,602,151	6.000	06/25/36	1,088,781
Residential Accredit Loans, Inc. Series 2006-QS8, Class A1
6,079,589	6.000	08/25/36	4,033,475
Residential Accredit Loans, Inc. Series 2006-QS8, Class A3
4,719,671	6.000	08/25/36	3,156,513
Residential Accredit Loans, Inc. Series 2006-QS9, Class 1A11
4,713,020	6.500	07/25/36	3,355,112
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
3,422,274	6.000	08/25/36	2,609,696
Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 1A1
11,253,154	6.000	06/25/37	9,520,926
Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 1A1
1,937,696	5.750	07/25/37	1,471,198
Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 3A1
7,992,701	6.250	07/25/37	5,935,655

			124,739,843

Sequential Floating Rate(c) — 1.0%
Banc of America Funding Corp. Series 2007-2, Class 2A1
607,972	5.618	03/25/37	568,665
Chaseflex Trust Series 2007-3, Class 1A2
6,462,539	0.646	07/25/37	4,000,911
FHLMC Multifamily Structured Pass-Through Certificates Series K011, Class A2
16,000,000	4.084	11/25/20	16,348,875
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR10, Class A1
1,789,943	0.286	12/25/36	981,337

			21,899,788

Support — 0.0%
Countrywide Alternative Loan Trust Series 2006-4CB, Class 2A4
1,425,303	5.500	04/25/36	1,082,302

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$198,095,664

Federal Agencies — 22.1%
Adjustable Rate FNMA(c) — 0.5%
$1,494,559	2.085%	10/01/34	$1,556,230
3,348,968	2.041	01/01/35	3,503,610
3,187,068	2.056	01/01/35	3,336,296
3,014,564	2.766	09/01/35	3,183,374

			11,579,510

FNMA — 21.5%
7,072,039	3.104	01/01/18	7,125,244
7,872,316	3.462	01/01/18	8,079,908
4,400,000	3.660	01/01/18	4,530,335
1,617,624	5.000	01/01/18	1,747,576
8,676,438	5.000	02/01/18	9,365,871
5,500,000	3.750	03/01/18	5,701,301
5,423,681	5.000	03/01/18	5,862,712

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$8,131,785	5.000%	04/01/18	$8,784,299
3,550,000	3.840	05/01/18	3,664,203
657,287	5.000	05/01/18	710,492
646,528	5.000	06/01/18	697,816
12,005	5.500	01/01/19	13,140
200,811	5.500	02/01/19	219,162
211,458	5.500	03/01/19	230,031
160,626	5.500	04/01/19	175,155
93,038	5.500	05/01/19	101,544
360,584	5.500	06/01/19	392,427
1,335,342	5.500	07/01/19	1,453,574
1,248,299	5.500	08/01/19	1,358,065
1,141,071	5.500	09/01/19	1,241,380
329,264	5.500	10/01/19	358,784
328,908	5.500	11/01/19	358,148
480,129	5.500	12/01/19	523,346
64,565	5.500	01/01/20	70,269
25,302	5.500	06/01/20	27,526
6,369,843	5.500	07/01/20	6,918,744
2,191,936	3.416	10/01/20	2,150,842
3,088,315	3.375	11/01/20	3,019,493
1,594,323	3.632	12/01/20	1,583,756
17,931,573	5.500	05/01/25	19,474,265
56,619	4.000	02/01/40	56,784
97,682,611	3.500	02/01/41	93,533,069
17,941,436	3.500	03/01/41	17,179,287
145,000,000	3.500	TBA — 15yr(f)	147,628,125
76,000,000	4.000	TBA — 30yr(f)	76,000,000
56,000,000	6.000	TBA — 30yr(f)	61,538,747

			491,875,420

GNMA(f) — 0.1%
2,000,000	5.000	TBA — 30yr	2,169,375

TOTAL FEDERAL AGENCIES			$505,624,305

TOTAL MORTGAGE-BACKED OBLIGATIONS			$942,429,382

Asset-Backed Securities — 9.2%
Collateralized Loan Obligations(c) — 6.7%
ARES CLO Funds Series 2003-7AW, Class A1A(b)
$663,683	0.618%	05/08/15	$655,785
Black Diamond CLO Ltd. Series 2005-1A, Class A1(b)
6,400,000	0.517	06/20/17	6,237,703
Black Diamond CLO Ltd. Series 2005-1A, Class A1A(b)
3,250,000	0.497	06/20/17	3,191,370
Black Diamond CLO Ltd. Series 2006-1A, Class AD(b)
1,000,000	0.523	04/29/19	933,735
Callidus Debt Partners Fund Ltd. Series 6A, Class A1T(b)
7,145,733	0.534	10/23/21	6,638,707
Carlyle High Yield Partners Series 2004-6A, Class A1(b)
4,266,931	0.636	08/11/16	4,195,519
Champlain CLO Ltd. Series 2004-1A, Class A1(b)
5,286,452	0.627	06/15/16	5,167,893
DFR Middle Market CLO Ltd. Series 2007-1A, Class A1A(b)
578,253	0.534	07/20/19	569,393
Duane Street CLO Series 2007-4A, Class A1T(b)
6,315,591	0.491	11/14/21	5,926,513
Greywolf CLO Ltd. Series 2007-1A, Class A(b)
9,327,400	0.506	02/18/21	8,570,230
Jasper CLO Ltd. Series 2005-1A, Class A(b)
27,361,309	0.543	08/01/17	25,729,207
Katonah Ltd. Series 7A, Class A1(b)
1,940,563	0.521	11/15/17	1,874,000

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Asset-Backed Securities — (continued)
Collateralized Loan Obligations(c) — (continued)
KKR Financial CLO Ltd. Series 2007-1A, Class A(b)
	$13,712,725	0.611%	05/15/21	$12,817,750
KKR Financial CLO Ltd. Series 2007-AA, Class A(b)
	1,506,821	1.028	10/15/17	1,473,385
Monument Park CDO Ltd. Series 2003 1A, Class A1(b)
	2,913,328	0.824	01/20/16	2,871,277
Mountain View Funding CLO Series 2007-3A, Class A1(b)
	6,938,124	0.491	04/16/21	6,551,587
Pacifica CDO Ltd. Series 2005-5A, Class A1(b)
	6,695,053	0.534	01/26/20	6,434,749
Sandelman Finance Series 2006-2A, Class A1B(b)
	25,000,000	0.521	02/15/19	24,002,650
Westchester CLO Ltd. Series 2007-1X, Class A1A
	26,370,881	0.498	08/01/22	24,765,791
WG Horizons CLO Series 06-1A, Class A1(b)
	6,250,000	0.515	05/24/19	5,862,006

				154,469,250

Home Equity — 1.0%
AH Mortgage Advance Trust Series SART-1, Class A1(b)
	6,400,000	2.630	05/10/42	6,416,000
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(b)(c)
	588,009	1.186	10/25/37	566,854
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(b)(c)
	1,030,000	1.436	10/25/37	761,866
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(b)(c)
	2,040,000	1.636	10/25/37	932,567
Countrywide Asset-Backed Certificates Series 2007-2, Class 2A4(c)
	20,000,000	0.406	08/25/37	4,757,640
First Franklin Mortgage Loan Asset-Backed Certificates Series 2006-FF18, Class A2B(c)
	7,584,536	0.296	12/25/37	4,367,439
Soundview Home Equity Loan Trust Series 2006-EQ1, Class A4(c)
	11,762,000	0.436	10/25/36	4,131,655

				21,934,021

Student Loan(c) — 1.5%
Educational Funding of the South, Inc. Series 2011-1, Class A2
	15,400,000	0.922	04/25/35	14,618,025
GCO Education Loan Funding Trust Series 2006-1, Class A8L
	6,500,000	0.387	05/25/25	5,833,750
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A2
	10,000,000	1.208	07/01/24	9,892,272
SLM Student Loan Trust Series 2011-2, Class A2
	2,075,000	1.393	10/25/34	2,074,998
US Education Loan Trust LLC Series 2006-1, Class A2(b)
	953,030	0.384	03/01/25	936,284

				33,355,329

TOTAL ASSET-BACKED SECURITIES				$209,758,600

Foreign Debt Obligations — 3.6%
Sovereign — 3.6%
Bank Negara Monetary Notes(g)
MYR	22,375,000	0.000%	07/14/11	$7,354,591
	22,375,000	0.000	09/22/11	7,357,947
Government of Ireland
EUR	20,000	4.500	04/18/20	18,199
Malaysia Government Bond
MYR	67,305,000	3.434	08/15/14	22,414,939

Principal		Interest	Maturity
Amount		Rate	Date	Value
Foreign Debt Obligations — (continued)
Sovereign — (continued)
Republic of Argentina(c)
EUR	7,911,150	7.820%	12/31/33	$8,231,412
	22,930,000	0.000	12/15/35	4,771,652
Republic of South Africa
ZAR	41,580,000	6.750	03/31/21	5,476,436
	65,060,000	10.500	12/21/26	11,177,441
Russian Federation(h)
	$596,850	7.500	03/31/30	703,388
Ukraine Government(b)
	8,000,000	7.950	02/23/21	8,332,000
United Mexican States
MXN	54,191,600	10.000	12/05/24	5,750,813
	9,607,300	7.500	06/03/27	818,996

TOTAL FOREIGN DEBT OBLIGATIONS				$82,407,814

Structured Notes — 1.2%
Notas do Tesouro Nacional (Issuer Credit Suisse AG)
BRL	26,696,003	6.000%	08/15/40	$16,979,320
Notas do Tesouro Nacional (Issuer Credit Suisse Nassau)
	4,866,887	6.000	08/17/40	3,095,460
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.)(c)
	10,924,826	6.000	08/15/40	6,948,460

TOTAL STRUCTURED NOTES				$27,023,240

Municipal Debt Obligations — 2.6%
California — 1.3%
California State GO Bonds Build America Series 2009
	$5,300,000	7.350%	11/01/39	$5,910,242
California State GO Bonds Build America Series 2010
	6,050,000	7.600	11/01/40	6,987,024
California State GO Bonds Build America Taxable Series 2009
	500,000	7.500	04/01/34	565,500
	10,230,000	7.550	04/01/39	11,706,803
California State GO Bonds Build America Taxable Series 2010
	4,750,000	7.625	03/01/40	5,468,247

				30,637,816

Illinois — 1.2%
Illinois State GO Bonds Build America Series 2010
	650,000	7.350	07/01/35	691,093
Illinois State GO Bonds Taxable-Pension Series 2003
	19,400,000	5.100	06/01/33	16,503,968
Illinois State GO VRDN Series 2003 B (DePfa Bank PLC SPA)(c)(d)
	9,700,000	3.100	10/01/33	9,700,000

				26,895,061

New York — 0.1%
New York State Dormitory Authority Non-State Supported Debt RB for Cornell University Series 2010 A
	1,625,000	5.000	07/01/40	1,683,289

Texas — 0.0%
Dallas Area Rapid Transit Sales Tax RB Senior Lien Series 2008
	525,000	5.250	12/01/48	539,217

TOTAL MUNICIPAL DEBT OBLIGATIONS				$59,755,383

Government Guarantee Obligations(i) — 0.5%
Bank of Ireland
EUR	1,040,000	6.750%	01/30/12	$1,463,364
	$2,120,000	2.750 (b)	03/02/12	1,987,682

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Government Guarantee Obligations(i) — (continued)
Bank of Ireland — (continued)
$1,490,000	2.750%		03/02/12	$1,397,003
ING Bank NV(b)
6,000,000	3.900		03/19/14	6,419,556

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$11,267,605

U.S. Treasury Obligations — 5.4%
United States Treasury Notes
$118,900,000	0.375	%(j)	06/30/13	$118,690,733
4,700,000	3.125		05/15/21	4,686,793

TOTAL U.S. TREASURY OBLIGATIONS				$123,377,526

Senior Term Loans(k) — 2.1%
Airlines — 0.5%
Delta Air Lines, Inc.
$10,000,000	5.500%		04/20/17	$9,893,800

Automotive — 0.4%
Chrysler Group LLC
10,000,000	6.000		05/24/17	9,765,600

Gaming — 0.2%
Caesars Entertainment Operating Co.
5,500,000	3.247		01/28/15	4,951,265

Noncaptive — Financial — 0.4%
Springleaf Finance Corp.
10,000,000	5.500		05/10/17	9,790,000

Pharmaceuticals — 0.4%
Endo Pharmaceuticals Holdings, Inc.
8,250,000	4.000		06/18/18	8,270,625

Services Cyclical — Business Services — 0.2%
First Data Corp.
4,938,593	2.936		09/24/14	4,570,075

TOTAL SENIOR TERM LOANS				$47,241,365

	Exercise	Expiration
Contracts	Rate	Date	Value
Options Purchased — 3.9%
Interest Rate Swaptions
Bank of America NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.510
339,100,000	3.510%	06/27/12	$9,399,343
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.510
339,100,000	3.510	06/27/12	16,120,424
Bank of America NA Put - OTC - 30 year Interest Rate Swap Strike Price 4.215
4,400,000	4.215	06/28/12	10,827,805
Bank of America NA Call - OTC - 30 year Interest Rate Swap Strike Price 4.215
4,400,000	4.215	06/28/12	13,014,111
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.595
8,200,000	3.595	02/24/12	1,616,553
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.595
8,200,000	3.595	02/24/12	1,560,370

	Exercise	Expiration
Contracts	Rate	Date	Value
Options Purchased — (continued)
Interest Rate Swaptions — (continued)
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.560
4,400,000	3.560%	06/15/12	$777,996
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.560
4,400,000	3.560	06/15/12	1,165,199
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.510
313,500,000	3.510	06/27/12	8,689,750
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.510
313,500,000	3.510	06/27/12	14,903,429
Citibank NA Put - OTC - 5 year Interest Rate Swap Strike Price 2.605
11,700,000	2.605	02/21/12	1,396,716
Citibank NA Call - OTC - 5 year Interest Rate Swap Strike Price 2.605
11,700,000	2.605	02/21/12	1,079,080
Citibank NA Put - OTC - 5 year Interest Rate Swap Strike Price 2.675
11,700,000	2.675	02/21/12	1,551,904
Citibank NA Call - OTC - 5 year Interest Rate Swap Strike Price 2.675
11,700,000	2.675	02/21/12	984,009
Deutsche Bank Securities, Inc. Put - OTC - 30 year Interest Rate Swap Strike Price 4.080
3,000,000	4.080	06/25/12	918,034
Deutsche Bank Securities, Inc. Call - OTC - 30 year Interest Rate Swap Strike Price 4.080
3,000,000	4.080	06/25/12	1,521,044
Morgan Stanley Capital Services, Inc. Put - OTC - 30 year Interest Rate Swap Strike Price 4.260
4,500,000	4.260	02/21/12	1,795,984
Morgan Stanley Capital Services, Inc. Call - OTC - 30 year Interest Rate Swap Strike Price 4.260
4,500,000	4.260	02/21/12	1,557,420

TOTAL OPTIONS PURCHASED — 3.9%			$88,879,171

Shares	Rate	Value
Preferred Stock(c) — 0.2%
GMAC Capital Trust I
227,825	8.125%	$5,838,927

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT		$2,353,058,639

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(l) — 8.7%
Repurchase Agreement — 8.7%
Joint Repurchase Agreement Account II
$199,600,000	0.077%	07/01/11	$199,600,000

TOTAL INVESTMENTS — 111.6%			$2,552,658,639

LIABILITIES IN EXCESS OF OTHER ASSETS — (11.6)%			(264,809,815)

NET ASSETS — 100.0%			$2,287,848,824

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)

(b) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $585,658,050, which represents approximately 25.6% of net assets as of June 30, 2011.

(c) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(d) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e) Pay-in-kind securities.

(f) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $287,336,247, which represents approximately 12.6% of net assets as of June 30, 2011.

(g) Issued with a zero coupon. Income is recognized through the accretion of discount.

(h) Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2011.

(i) Guaranteed by a foreign government until maturity.

(j) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(k) Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at June 30, 2011. Senior Term Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(l) Joint repurchase agreement was entered into on June 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
NZDOR	— New Zealand Dollar Offered Rate
OTC	— Over the Counter
RB	— Revenue Bond
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2011, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Gain

Barclays Bank PLC	USD/JPY	09/21/11	$17,106,109	$71,900
Citibank NA	AUD/USD	09/21/11	14,583,905	92,428
	NZD/EUR	09/21/11	8,367,958	92,296
	NZD/USD	09/21/11	8,796,514	119,903
Credit Suisse International (London)	USD/JPY	09/21/11	1,328,276	6,566
	USD/MXN	07/26/11	8,653,875	1,328
Deutsche Bank AG (London)	USD/ZAR	07/07/11	6,675,944	1,973
HSBC Bank PLC	AUD/USD	09/21/11	4,174,394	22,562
	NOK/USD	09/21/11	14,971,783	137,783
	NZD/USD	09/21/11	8,438,952	19,411
Royal Bank of Canada	CAD/JPY	09/21/11	4,183,553	71,163
	CAD/USD	09/21/11	20,275,777	286,062
Royal Bank of Scotland	AUD/USD	09/21/11	4,422,367	65,944
	EUR/CHF	09/21/11	7,224,191	139,728
	JPY/GBP	09/21/11	12,946,857	21,133
	SEK/EUR	09/21/11	8,774,493	56,110
	USD/CHF	09/21/11	6,027,666	25,334
UBS AG (London)	CHF/EUR	09/21/11	8,369,405	46,998
	EUR/CHF	09/21/11	8,600,717	118,800

TOTAL				$1,397,422

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Loss

Barclays Bank PLC	USD/JPY	07/15/11	$3,752,175	$(17,538)
BNP Paribas SA	SEK/USD	09/21/11	14,180,507	(407,233)
Citibank NA	EUR/USD	09/21/11	8,328,897	(52,000)
	USD/AUD	09/21/11	7,800,057	(174,658)
	USD/EUR	09/21/11	24,280,678	(82,244)
	USD/NZD	09/21/11	24,918,325	(443,260)
Deutsche Bank AG (London)	GBP/USD	09/21/11	4,516,921	(105,093)
	USD/EUR	07/27/11	86,568,295	(1,247,515)
	USD/GBP	08/05/11	13,766,026	(51,228)
	USD/ZAR	07/07/11	10,364,974	(389,013)
HSBC Bank PLC	USD/SEK	09/21/11	23,871,375	(457,490)
JPMorgan Securities, Inc.	NOK/USD	09/21/11	17,005,425	(141,711)
Morgan Stanley Capital Services, Inc.	EUR/CHF	09/21/11	13,563,518	(30,964)
	MXN/USD	07/26/11	1,886,229	(17,241)
	USD/BRL	07/14/11	3,053,046	(95,025)
Royal Bank of Canada	JPY/CAD	09/21/11	4,258,855	(68,915)
	USD/CAD	09/21/11	11,165,574	(178,574)
	USD/SEK	09/21/11	4,425,507	(80,507)
Royal Bank of Scotland	GBP/USD	09/21/11	3,473,488	(80,784)
	USD/EUR	09/21/11	8,797,641	(84,359)
UBS AG (London)	EUR/USD	09/21/11	8,028,710	(82,452)
	USD/AUD	09/21/11	16,830,249	(279,981)
	USD/BRL	07/14/11	23,759,000	(1,106,680)
	USD/NOK	09/21/11	14,141,042	(434,043)

TOTAL				$(6,108,508)

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At June 30, 2011, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(f)	Date	Amount	Value

FNMA	3.500%	TBA — 30yr	08/11/11	$(69,000,000)	$(65,814,139)
FNMA	3.500	TBA — 30yr	07/14/11	(46,000,000)	(43,998,282)

TOTAL (Proceeds Receivable: $111,202,344)					$(109,812,421)

FUTURES CONTRACTS — At June 30, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	3,953	September 2011	$984,840,538	$729,091
Eurodollars	(2,682)	September 2012	(665,001,900)	(4,026,005)
Eurodollars	(1,231)	March 2013	(303,687,700)	(2,250,070)
Ultra Long U.S. Treasury Bonds	925	September 2011	116,781,250	(1,871,901)
U.K. Life Long Gilt	76	September 2011	14,655,449	54,688
5 Year German Euro-Bobl	446	September 2011	75,400,067	245,649
10 Year German Euro-Bund	(732)	September 2011	(133,198,218)	834,612
2 Year U.S. Treasury Notes	3,380	September 2011	741,381,875	(940,474)
5 Year U.S. Treasury Notes	2,392	September 2011	285,115,189	(2,564,941)
10 Year U.S. Treasury Notes	(618)	September 2011	(75,598,781)	122,499
30 Year U.S. Treasury Bonds	(303)	September 2011	(37,278,469)	772,854

TOTAL				$(8,893,998)

SWAP CONTRACTS — At June 30, 2011, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

					Rates Exchanged
	Notional				Payments	Payments		Upfront Payments
	Amount			Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)			Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC		$33,300	(a)	12/31/15	3 month LIBOR	1.750%	$204,537	$(143,125)	$347,662
		57,300	(a)	05/15/37	3 month LIBOR	3.962	1,228,134	—	1,228,134
Barclays Bank PLC	GBP	26,350	(a)	07/25/16	6 month BP	3.100	(1,105,153)	—	(1,105,153)
		44,900	(a)	07/25/21	3.930%	6 month BP	2,222,152	—	2,222,152
		22,860	(a)	07/25/26	6 month BP	4.220	(1,086,995)	—	(1,086,995)
BNP Paribas SA	CAD	30,000	(a)	12/21/16	3 month CDOR	3.000	(372,050)	(523,889)	151,839
Citibank NA	EUR	7,130		11/05/15	2.096	6 month EURO	(130,542)	—	(130,542)
	CAD	49,075	(a)	12/21/16	3 month CDOR	3.000	(608,611)	(805,667)	197,056
	EUR	6,375	(a)	12/21/41	3.750	6 month EURO	(210,995)	(5,262)	(205,733)
Credit Suisse First Boston Corp.	AUD	65,550	(a)	12/21/13	5.250	3 month AUDOR	267,612	165,392	102,220
	NZD	91,650	(a)	12/21/13	3 month NZDOR	3.750	32,742	134,394	(101,652)
	EUR	165,500	(a)	03/04/14	6 month EURO	3.010	(788,450)	—	(788,450)
		96,900	(a)	03/04/14	6 month EURO	3.205	(719,426)	—	(719,426)
		69,200	(a)	03/11/14	6 month EURO	3.240	(537,078)	—	(537,078)
		73,600	(a)	03/15/14	6 month EURO	3.120	(446,237)	—	(446,237)
		78,500	(a)	03/18/14	6 month EURO	3.120	(469,849)	—	(469,849)
		106,600	(a)	07/01/14	6 month EURO	2.765	101,328	—	101,328
	GBP	3,000		02/08/16	3.168	6 month BP	204,304	—	204,304
		2,820		02/15/16	3.210	6 month BP	198,740	—	198,740
		5,640		02/16/16	3.201	6 month BP	393,064	—	393,064
		6,620		02/18/16	3.124	6 month BP	420,282	—	420,282
	EUR	113,800	(a)	03/04/16	3.350	6 month EURO	1,045,918	—	1,045,918
		66,700	(a)	03/04/16	3.520	6 month EURO	1,062,460	—	1,062,460
		47,700	(a)	03/11/16	3.536	6 month EURO	773,136	—	773,136
		50,900	(a)	03/15/16	3.437	6 month EURO	615,756	—	615,756

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged
	Notional				Payments	Payments		Upfront Payments
	Amount			Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)			Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

	EUR	54,000	(a)	03/18/16	3.445%	6 month EURO	$663,721	$—	$663,721
		72,800	(a)	07/01/16	3.215	6 month EURO	(102,050)	—	(102,050)
		53,000	(a)	12/21/16	3.250	6 month EURO	902,200	1,056,889	(154,689)
		$75,075	(a)	12/21/16	2.500	3 month LIBOR	431,641	515,810	(84,169)
	EUR	1,325	(a)	12/21/18	3.500	6 month EURO	27,778	29,725	(1,947)
		26,200	(a)	03/04/20	6 month EURO	3.735%	(274,613)	—	(274,613)
		15,400	(a)	03/04/20	6 month EURO	3.880	(353,489)	—	(353,489)
		11,000	(a)	03/11/20	6 month EURO	3.870	(237,803)	—	(237,803)
		11,700	(a)	03/15/20	6 month EURO	3.793	(172,209)	—	(172,209)
		12,400	(a)	03/18/20	6 month EURO	3.805	(192,951)	—	(192,951)
		16,770	(a)	07/01/20	6 month EURO	3.683	25,146	—	25,146
Deutsche Bank Securities, Inc.		$1,345,300	(a)	06/30/13	0.750	3 month LIBOR	21,821	(664,512)	686,333
		111,800	(a)	12/21/13	1.250	3 month LIBOR	488,364	808,000	(319,636)
	EUR	150,000	(a)	03/15/14	6 month EURO	3.107	(882,726)	—	(882,726)
		39,100	(a)	03/18/14	6 month EURO	2.955	(146,106)	—	(146,106)
		60,100	(a)	03/18/14	6 month EURO	3.120	(359,719)	—	(359,719)
		192,900	(a)	07/04/14	6 month EURO	2.795	—	—	—
		$5,100		02/28/15	3 month LIBOR	1.414	(20,456)	—	(20,456)
	GBP	1,050		02/11/16	3.188	6 month BP	72,706	—	72,706
	NZD	11,350		02/14/16	3 month NZDOR	4.688	(296,874)	—	(296,874)
		2,250		02/15/16	3 month NZDOR	4.690	(58,783)	—	(58,783)
		16,920		02/18/16	3 month NZDOR	4.700	(444,101)	—	(444,101)
		14,720		02/22/16	3 month NZDOR	4.683	(374,181)	—	(374,181)
	EUR	103,800	(a)	03/15/16	3.425	6 month EURO	1,207,411	—	1,207,411
		27,000	(a)	03/18/16	3.318	6 month EURO	195,583	—	195,583
		41,500	(a)	03/18/16	3.455	6 month EURO	526,510	—	526,510
		132,000	(a)	07/04/16	3.250	6 month EURO	—	—	—
		$13,200	(a)	12/21/16	2.500	3 month LIBOR	78,951	249,786	(170,835)
	EUR	25,000	(a)	12/21/16	3.250	6 month EURO	425,566	609,739	(184,173)
		23,800	(a)	03/15/20	6 month EURO	3.772	(307,348)	—	(307,348)
		6,200	(a)	03/18/20	6 month EURO	3.705	(43,220)	—	(43,220)
		9,600	(a)	03/18/20	6 month EURO	3.815	(157,628)	—	(157,628)
		30,400	(a)	07/04/20	6 month EURO	3.718	—	—	—
		$1,500		10/20/20	2.560	3 month LIBOR	(66,783)	—	(66,783)
		49,300		12/21/21	3 month LIBOR	3.500	(37,186)	(358,042)	320,856
JPMorgan Securities, Inc.		1,211,400	(a)	06/30/13	3 month LIBOR	0.750	(19,649)	(851,699)	832,050
		111,800	(a)	12/21/13	3 month LIBOR	1.250	(488,364)	(716,109)	227,745
		19,300	(a)	12/21/18	3.250	3 month LIBOR	351,450	715,968	(364,518)
		24,000	(a)	12/21/18	3 month LIBOR	3.250	(437,037)	(716,324)	279,287
Morgan Stanley Capital Services, Inc.		1,089,900	(a)	06/30/13	3 month LIBOR	0.750	(17,678)	(665,060)	647,382
		940,000	(a)	12/21/13	1.250	3 month LIBOR	4,106,099	5,567,150	(1,461,051)
		940,000	(a)	12/21/13	3 month LIBOR	1.250	(4,106,099)	(5,475,500)	1,369,401
		90,400	(a)	12/21/14	3 month LIBOR	1.750	(639,143)	(866,897)	227,754
	GBP	62,350	(a)	12/21/16	6 month BP	3.000	(928,173)	(531,740)	(396,433)
		$34,600	(a)	12/21/18	3 month LIBOR	3.250	(630,062)	(1,055,243)	425,181
		38,700	(a)	04/08/24	4.820	3 month LIBOR	1,046,219	—	1,046,219
		37,800	(a)	06/24/24	4.350	3 month LIBOR	(569,539)	—	(569,539)
		73,400	(a)	05/15/37	3 month LIBOR	3.967	1,518,163	—	1,518,163
		21,700	(a)	04/08/44	3 month LIBOR	4.845	(797,023)	—	(797,023)
		20,800	(a)	06/24/44	3 month LIBOR	4.473	540,570	—	540,570
Royal Bank of Canada	CAD	8,080		11/03/15	6 month CDOR	2.140	65,626	—	65,626
		12,250		11/04/15	6 month CDOR	2.115	113,953	—	113,953
	EUR	10,770		11/08/15	2.118	6 month EURO	(184,614)	—	(184,614)
	GBP	2,600		02/09/16	3.195	6 month BP	182,195	—	182,195
		2,600		02/10/16	3.180	6 month BP	178,855	—	178,855
UBS AG (London)	JPY	11,137,000	(a)	02/06/13	0.466	6 month JYOR	103,111	—	103,111
	GBP	8,550	(a)	12/21/13	6 month BP	2.000	(66,370)	(32,278)	(34,092)
	JPY	7,398,000	(a)	02/06/15	6 month JYOR	0.628	(447,959)	—	(447,959)
	NZD	5,850	(a)	02/11/16	3 month NZDOR	4.635	(141,454)	—	(141,454)
		22,075	(a)	12/21/16	3 month NZDOR	4.750	(54,734)	—	(54,734)
	JPY	1,599,000	(a)	02/06/19	1.133	6 month JYOR	325,633	—	325,633

TOTAL							$1,837,927	$(3,558,494)	$5,396,421

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2011.

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

CREDIT DEFAULT SWAP CONTRACTS

			Rates		Credit		Upfront
		Notional	Received		Spread at		Payments	Unrealized
	Referenced	Amount	(Paid) by	Termination	June 30, 2011	Market	Made (Received)	Gain
Counterparty	Obligation	(000s)	Fund	Date	(Basis Points)(b)	Value	by the Fund	(Loss)

Protection Purchased:
Bank of America Securities LLC	French Republic 4.250%,4/25/19	$13,600	(0.250)%	06/20/21	100	$866,883	$677,545	$189,338
Barclays Bank PLC	French Republic 4.250%, 4/25/19	19,180	(0.250)	03/20/16	73	420,837	551,931	(131,094)
	Spanish Government Bond 5.500%, 7/30/17	17,300	(1.000)	09/20/16	262	1,292,744	1,444,982	(152,238)
	French Republic 4.250%, 4/25/19	12,950	(0.250)	12/20/20	100	787,658	794,520	(6,862)
Citibank NA	Portugal Obrigacoes Do Tesouro 5.450%, 9/23/13	6,200	(1.000)	12/20/15	844	1,444,878	753,568	691,310
	Spanish Government Bond 5.500%, 7/30/17	2,300	(1.000)	09/20/16	262	172,123	205,060	(32,937)
	French Republic 4.250%, 4/25/19	7,300	(0.250)	12/20/20	100	444,008	341,165	102,843
Credit Suisse First Boston Corp.	Portugal Obrigacoes Do Tesouro 5.450%, 9/23/13	10,700	(1.000)	06/20/16	805	2,605,987	1,830,456	775,531
Deutsche Bank Securities, Inc.	Spanish Government Bond 5.500%, 7/30/17	11,700	(1.000)	06/20/16	261	833,875	514,059	319,816
	French Republic 4.250%, 4/25/19	11,120	(0.250)	12/20/20	100	676,352	603,392	72,960
JPMorgan Securities, Inc.	Spanish Government Bond 5.500%, 7/30/17	10,260	(1.000)	06/20/16	261	731,244	673,575	57,669
	Spanish Government Bond 5.500%, 7/30/17	31,000	(1.000)	09/20/16	262	2,316,477	2,602,244	(285,767)
Morgan Stanley Capital Services, Inc.	French Republic 4.250%, 4/25/19	5	(0.250)	03/20/16	73	110	144	(34)
	French Republic 4.250%, 4/25/19	18,000	(0.250)	12/20/20	100	1,094,815	1,014,639	80,176
Protection Sold:
Bank of America	Markit LCDX Index	45,000	5.000	06/20/16	462	780,726	1,250,829	(470,103)
Securities LLC	Markit MCDX Index	5,000	1.000	06/20/21	163	(196,626)	(146,795)	(49,831)
Credit Suisse First Boston Corp.	Federal Republic of Germany 6.000%, 6/20/16	13,100	0.250	06/20/21	60	(393,893)	(350,198)	(43,695)
Deutsche Bank Securities, Inc.	Spanish Government Bond 5.500%, 7/30/17	2,050	1.000	03/20/16	259	(138,641)	(208,565)	69,924
	Markit LCDX Index	228,000	5.000	06/20/16	462	3,955,676	6,175,929	(2,220,253)
	Markit MCDX Index	140,000	1.000	06/20/21	163	(5,505,520)	(4,310,949)	(1,194,571)

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
CREDIT DEFAULT SWAP CONTRACTS (continued)

			Rates		Credit		Upfront
		Notional	Received		Spread at		Payments
	Referenced	Amount	(Paid) by	Termination	June 30, 2011	Market	Made (Received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	(Basis Points)(b)	Value	by the Fund	Gain (Loss)

JPMorgan Securities, Inc.	Portugal Obrigacoes
	Do Tesouro 5.450%,
	9/23/13	$1,370	1.000%	03/20/16	824	$(330,202)	$(223,849)	$(106,353)
	Federal Republic of
	Germany 6.000%,
	6/20/16	11,390	0.250	03/20/21	60	(330,790)	(404,873)	74,083
Morgan Stanley Capital	Federal Republic of
Services, Inc.	Germany 6.000%,
	6/20/16	18,790	0.250	03/20/16	35	(84,854)	(251,411)	166,557
	Markit LCDX Index	130,000	5.000	06/20/16	462	2,255,430	3,613,504	(1,358,074)
	Federal Republic of
	Germany 6.000%,
	6/20/16	6,680	0.250	03/20/21	60	(194,001)	(237,450)	43,449
	Markit MCDX Index	5,000	1.000	06/20/21	163	(196,626)	(140,302)	(56,324)

TOTAL						$13,308,670	$16,773,150	$(3,464,480)

(b) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS

INTEREST RATE SWAPTION CONTRACTS - At June 30, 2011, the fund had outstanding written swaptions as follows:

		Notional
		Amount		Expiration	Strike	Market	Premiums	Unrealized
Counterparty	Description	(000s)		Date	Price	Value	Received	Gain (Loss)

Barclays Bank PLC	Put - OTC - 10 year Interest Rate Swap
	for the obligation to pay a fixed rate
	versus the 6 month EURO
	maturing on July 13, 2021	EUR	29,600	07/11/11	3.350%	$(87,656)	$(296,383)	$208,727
	Call - OTC - 10 year Interest Rate Swap for
	the obligation to receive a fixed rate
	versus the 6 month EURO maturing
	on July 13, 2021		29,600	07/11/11	3.350	(333,502)	(296,383)	(37,119)
JPMorgan	Put - OTC - 10 year Interest Rate Swap for
Securities, Inc.	the obligation to pay a fixed rate
	versus the 6 month EURO maturing on July 6, 2021		28,000	07/04/11	3.360	(34,767)	(290,894)	256,127
	Call - OTC - 10 year Interest Rate Swap for
	the obligation to receive a fixed rate
	versus the 6 month EURO maturing on July 6, 2021		28,000	07/04/11	3.360	(213,826)	(290,894)	77,068
	Put - OTC - 10 year Interest Rate Swap
	for the obligation to pay a fixed rate
	versus the 6 month EURO maturing on July 13, 2021		24,400	07/11/11	3.350	(72,257)	(238,704)	166,447
	Call - OTC - 10 year Interest Rate Swap for
	the obligation to receive a fixed rate
	versus the 6 month EURO maturing on July 13, 2021		24,400	07/11/11	3.350	(274,914)	(238,704)	(36,210)

TOTAL		EUR	164,000			$(1,016,922)	$(1,651,962)	$635,040

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS (continued) For the period ended June 30, 2011, the Fund had the following written swaptions activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding March 31, 2011	77,000	$(838,465)

Contracts Written	526,600	(5,535,522)
Contracts Bought to Close	(239,100)	2,583,445
Contracts Expired	(200,500)	2,138,580

Contracts Outstanding June 30, 2011	164,000	$(1,651,962)

TAX INFORMATION — At June 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,560,793,841

Gross unrealized gain	25,751,546
Gross unrealized loss	(33,886,748)

Net unrealized security loss	$(8,135,202)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) or Goldman Sachs Asset Management International (“GSAMI”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date.
     GSAM and GSAMI, consistent with their procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what they believe to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM and GSAMI’s assumptions in determining fair value measurement).

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     The following is a summary of the Funds’ investments and derivatives categorized in the fair value hierarchy as of June 30, 2011:

CORE FIXED INCOME
Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$491,100,772	$—
Mortgage-Backed Obligations	—	817,233,126	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	162,798,934	13,742,300	—
Asset-Backed Securities	—	70,929,976	—
Foreign Debt Obligations	—	28,871,525	—
Municipal Debt Obligations	—	32,339,874	—
Government Guarantee Obligations	—	217,016,592	—
Common Stock and/or Other Equity Investments	—	1,288,908	—
Short-term Investments	—	265,300,000	—

Total	$162,798,934	$1,937,823,073	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(123,014,845)	$—

Derivative Type	Level 1	Level 2	Level 3

Assets
Options Purchased	$—	$6,661,743	$—
Forward Foreign Currency Exchange Contracts*	—	327,014	—
Futures Contracts*	32,114	—	—
Interest Rate Swap Contracts	—	625,135	—

Total	$32,114	$7,613,892	$—

Liabilities
Forward Foreign Currency Exchange Contracts*	$—	$(1,141,047)	$—
Futures Contracts*	(1,804,562)	—	—
Interest Rate Swap Contracts	—	(1,000,533)	—
Credit Default Swap Contracts	—	(628,437)	—

Total	$(1,804,562)	$(2,770,017)	$—

CORE PLUS FIXED INCOME
Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$92,208,895	$—
Mortgage-Backed Obligations	—	151,913,226	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	1,144,311	2,612,179	—
Asset-Backed Securities	—	56,648,961	—
Foreign Debt Obligations	—	7,730,182	—
Structured Notes	—	2,142,006	—
Municipal Debt Obligations	—	6,039,017	—
Government Guarantee Obligations	—	2,675,537	—
Common Stock and/or Other Equity Investments	—	375,931	—
Short-term Investments	—	74,800,000	—

Total	$1,144,311	$397,145,934	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(14,591,953)	$—

Derivative Type	Level 1	Level 2	Level 3

Assets
Options Purchased	$—	$3,166,602	$—
Forward Foreign Currency Exchange Contracts*	—	73,800	—
Futures Contracts*	66,603	—	—
Interest Rate Swap Contracts	—	2,127,079	—
Credit Default Swap Contracts	—	204,913	—

Total	$66,603	$5,572,394	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CORE PLUS FIXED INCOME (continued)
Derivative Type (continued)	Level 1	Level 2	Level 3

Liabilities
Forward Foreign Currency Exchange Contracts*	$—	$(375,977)	$—
Futures Contracts*	(554,973)	—	—
Interest Rate Swap Contracts	—	(2,209,199)	—
Credit Default Swap Contracts	—	(786,503)	—
Interest Rate Swaption Contracts	—	(96,650)	—

Total	$(554,973)	$(3,468,329)	$—

GLOBAL INCOME
Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Foreign Sovereign Debt Obligations	$159,622,235	$78,409,193	$—
Corporate Obligations	—	204,125,231	—
Foreign Debt Obligations	—	36,122,725	—
Asset-Backed Securities	—	29,840,693	—
Mortgage-Backed Obligations	—	148,421,463	—
Government Guarantee Obligations	—	24,410,792	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	11,962,484	—	—
Short-term Investments	—	19,539,019	—

Total	$171,584,719	$540,869,116	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(2,869,453)	$—

Derivative Type	Level 1	Level 2	Level 3

Assets
Options Purchased	$—	$3,945,092	$—
Forward Foreign Currency Exchange Contracts*	—	1,521,617	—
Futures Contracts*	444,680	—	—
Interest Rate Swap Contracts	—	3,954,930	—
Credit Default Swap Contracts	—	1,763,687	—

Total	$444,680	$11,185,326	$—

Liabilities
Forward Foreign Currency Exchange Contracts*	$—	$(6,174,718)	$—
Futures Contracts*	(1,189,285)	—	—
Interest Rate Swap Contracts	—	(3,985,117)	—
Interest Rate Swaption Contracts	—	(193,299)	—

Total	$(1,189,285)	$(10,353,134)	$—

STRATEGIC INCOME
Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$755,079,626	$—
Mortgage-Backed Obligations	—	942,429,382	—
Asset-Backed Securities	—	209,758,600	—
Foreign Debt Obligations	—	82,407,814	—
Structured Notes	—	27,023,240	—
Municipal Debt Obligations	—	59,755,383	—
Government Guarantee Obligations	—	11,267,605	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	123,377,526	—	—
Senior Term Loans	—	47,241,365	—
Common Stock and/or Other Equity Investments	—	5,838,927	—
Short-term Investments	—	199,600,000	—

Total	$123,377,526	$2,340,401,942	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(109,812,421)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
STRATEGIC INCOME (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets
Options Purchased	$—	$88,879,171	$—
Forward Foreign Currency Exchange Contracts*	—	1,397,422	—
Futures Contracts*	2,759,393	—	—
Interest Rate Swap Contracts	—	22,369,437	—
Credit Default Swap Contracts	—	20,679,823	—

Total	$2,759,393	$133,325,853	$—

Liabilities
Forward Foreign Currency Exchange Contracts*	$—	$(6,108,508)	$—
Futures Contracts*	(11,653,391)	—	—
Interest Rate Swap Contracts	—	(20,531,510)	—
Credit Default Swap Contracts	—	(7,371,153)	—
Interest Rate Swaption Contracts	—	(1,016,922)	—

Total	$(11,653,391)	$(35,028,093)	$—

* Amount shown represents unrealized gain (loss) at period end.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to options, futures, swaps, swaptions and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     During the period ended June 30, 2011, the Funds entered into certain derivative contract types. These instruments were used to meet the Funds’ investment objectives and to obtain and/or manage exposure related to the risks below. The following tables set forth, by certain risk types, the gross value of these derivative contracts for trading activities as of June 30, 2011. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.
Core Fixed Income

Risk	Assets	Liabilities

Interest rate	$7,318,992	$(2,805,095	)(a)

Credit	—	(628,437	)(a)

Currency	327,014	(1,141,047)

Total	$7,646,006	$(4,574,579)

Core Plus Fixed Income

Risk	Assets	Liabilities

Interest rate	$5,360,284	$(2,860,822	)(a)

Credit	204,913	(786,503	)(a)

Currency	73,800	(375,977)

Total	$5,638,997	$(4,023,302)

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Global Income

Risk	Assets	Liabilities

Interest rate	$8,282,085	$(5,367,701	)(a)

Credit	1,763,687	—

Currency	1,584,234	(6,174,718)

Total	$11,630,006	$(11,542,419)

Strategic Income

Risk	Assets	Liabilities

Interest rate	$114,008,001	$(33,201,823	)(a)

Credit	20,679,823	(7,371,153	)(a)

Currency	1,397,422	(6,108,508)

Total	$136,085,246	$(46,681,484)

(a) Aggregate of amounts include $1,628,970, $2,995,702, $3,985,117 and $27,902,663 for Core Fixed Income, Core Plus Fixed Income, Global Income and Strategic Income Funds, respectively, which represent the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Funds’ performance, their failure to pay on their obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Funds are entitled to a full return.
Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations, however, the effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included as an increase or decrease to net change in unrealized gain (loss) on translation of assets and liabilities denominated in foreign currencies.
Forward Foreign Currency Exchange Contracts — All forward foreign currency exchange contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Funds on a daily basis and realized gains or losses are recorded on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Futures Contracts — Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Options — When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current market value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying future, swap, security or currency transaction, and the liability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying future, swap, security or currency transaction, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the future, swap, security or currency transaction that the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under written option contracts.
     Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied voluntary parameters at specified terms. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying future, swap, security or currency transaction, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the future, swap, security or currency transaction which the Funds purchase upon exercise will be increased by the premium originally paid. Purchased over the counter options are subject to the risk that the counterparty may default on its obligations, which could result in a loss to the Funds.
Swap Contracts — Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability, and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations.
     Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, GSAM considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which is recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
     The Funds may invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.
      The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.
Mortgage-Backed and Asset-Backed Securities — The Funds may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or ‘‘IO’’ and/or the high coupon rate with relatively low principal amount, or ‘‘IOette’’), and the other that receives substantially all of the principal payments (the principal-only, or ‘‘PO’’) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security through maturity. These adjustments are included in interest income. Payments received for PO’s are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains.
Mortgage Dollar Rolls — The Funds may enter into mortgage dollar rolls (“dollar rolls”) in which the Funds sell securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrue interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other counterparty.
Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2011, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of July 1, 2011, as follows:

			Collateral
	Principal	Maturity	Value
Fund	Amount	Value	Allocation

Core Fixed Income	$265,300,000	$265,300,567	$270,875,208

Core Plus Fixed Income	74,800,000	74,800,160	76,371,902

Strategic Income	199,600,000	199,600,427	203,794,540

REPURCHASE AGREEMENTS — At June 30, 2011, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

	Interest	Core Fixed	Core Plus Fixed	Strategic
Counterparty	Rate	Income	Income	Income

BNP Paribas Securities Co.	0.080%	$95,449,519	$26,911,512	$71,812,002

Citigroup Global Markets, Inc.	0.080	70,950,201	20,004,052	53,379,797

JPMorgan Securities	0.050	26,875,076	7,577,292	20,219,620

Wells Fargo Securities LLC	0.080	72,025,204	20,307,144	54,188,581

TOTAL		$265,300,000	$74,800,000	$199,600,000

At June 30, 2011, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Home Loan Mortgage Corp.	4.000 to 5.000%	04/01/21 to 06/01/41

Federal National Mortgage Association	3.500 to 6.500	03/01/18 to 07/01/41

Government National Mortgage Association	3.500 to 6.000	02/15/26 to 06/20/41

Senior Term Loans — The Strategic Income Fund may invest in Senior Term Loans, which are not registered securities under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior Term Loans are portions of loans originated by banks and sold in pieces to investors, typically on an extended delivery basis. These floating rate loans (“Loans”) in which the Fund invests are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of loans from third parties (“Assignments”). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. All Senior Term Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Senior Term Loans are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Structured Notes — The Funds may invest in structured notes, the values of which are based on the price movements of a reference security or index. Fluctuations in value are recorded as unrealized gain or loss. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. On the termination date, the Funds will receive a payment from the issuer based on the value of the referenced security (notional amount multiplied by price of the referenced security) and record a realized gain or loss. Structured notes are subject to various risks including credit, issuer, liquidity and interest rate risks.
Treasury Inflation Protected Securities — The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds’ distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities that have been authorized, but not yet issued in the market. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended delivery basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must “set aside” liquid assets, or engage in other appropriate measures to “cover” their obligations under these contracts.
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Portfolio Concentration Risk — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency, industry or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 26, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	August 26, 2011

* Print the name and title of each signing officer under his or her signature.